united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares				Value
	COMMON STOCK - 0.0%^
	ENERGY - 0.0%^
5,277	Frontera Energy Corp.			$147,495
8,216	SandRidge Energy, Inc.			119,214
	TOTAL COMMON STOCK (Cost - $1,200,962)			266,709

Principal Amount ($)		Yield	Maturity
	BONDS & NOTES - 68.1%
	ADVERTISING & MARKETING - 0.0% ^
280,000	Omnicom Group, Inc.	3.6000	4/15/2026	271,427

	AEROSPACE / DEFENSE - 0.2%
310,000	Lockheed Martin Corp.	4.7000	5/15/2046	336,412
960,000	Northrop Grumman Corp.	2.0800	10/15/2020	939,409
80,000	TransDigm, Inc.	6.3750	6/15/2026	80,600
				1,356,421
	AGRICULTURE - 0.2%
800,000	BAT Capital Corp. (a)	2.2970	8/14/2020	784,360
25,000	BAT Capital Corp. 3 Month LIBOR + 0.88 (a)(b)	2.7187	8/15/2022	25,150
45,000	Reynolds American, Inc.	3.2500	6/12/2020	45,004
120,000	Reynolds American, Inc.	4.0000	6/12/2022	122,077
				976,591
	AIRLINES - 0.1%
340,000	Delta Airlines, Inc.	3.6250	3/15/2022	339,582
469,458	Guanay Finance Ltd.	6.0000	12/15/2020	479,008
				818,590
	AUTO MANUFACTURERS - 0.3%
395,000	Daimler Finance North America LLC (a)	2.2500	3/2/2020	388,800
380,000	Daimler Finance North America LLC (a)	2.3000	2/12/2021	370,626
280,000	Ford Motor Co.	7.4500	7/16/2031	339,251
50,000	General Motors Co. 1 Month LIBOR + 0.80 (b)	2.5935	8/7/2020	50,048
350,000	General Motors Financial Co., Inc.	2.6500	4/13/2020	345,610
200,000	General Motors Financial Co., Inc. 3 Month LIBOR + 0.99 (b)	2.6859	1/5/2023	200,969
565,000	General Motors Financial Co., Inc.	3.2000	7/6/2021	560,110
15,000	General Motors Financial Co., Inc.	3.9500	4/13/2024	14,873
				2,270,287
	AUTO PARTS & EQUIPMENT - 0.0% ^
65,000	Dana Financing Luxembourg Sarl (a)	5.7500	4/15/2025	66,219

	AUTOMOBILE ABS - 1.2%
1,000,000	Flagship Credit Auto Trust 2016-4 (a)	2.4100	10/15/2021	992,742
1,000,000	OneMain Direct Auto Receivables Trust 2016-1 (a)	2.7600	5/15/2021	999,953
2,500,000	Tesla Auto Lease Trust 2018-A (a)	2.7500	2/20/2020	2,508,151
700,000	Westlake Automobile Receivables Trust 2016-2 (a)	2.3000	11/15/2019	699,602
2,000,000	Westlake Automobile Receivables Trust 2017-1 (a)	2.7000	10/17/2022	1,994,462
1,000,000	Westlake Automobile Receivables Trust 2016-3 (a)	2.4600	1/18/2022	995,511
				8,190,421
	BANKS - 4.3%
200,000	Agromercantil Senior Trust (a)	6.2500	4/10/2019	203,126
400,000	Agromercantil Senior Trust	6.2500	4/10/2019	406,252
400,000	Banco de Costa Rica	5.2500	8/12/2018	401,980
50,000	Banco de Credito Del Peru	5.3750	9/16/2020	52,421
1,500,000	Banco de Credito Del Peru	2.2500	10/25/2019	1,480,800
300,000	Banco del Estado de Chile (a)	2.6680	1/8/2021	293,625
1,050,000	Banco del Estado de Chile	3.8750	2/8/2022	1,058,578
300,000	Banco International Del Peru	5.7500	10/7/2020	314,250
200,000	Banco Nacional de Costa Rica	4.8750	11/1/2018	200,000
300,000	Banco Santander Chile	3.8750	9/20/2022	302,330
800,000	Banco Santander Chile (a)	2.5000	12/15/2020	782,000
1,400,000	Banco Santander Mexico SA 5 Year LIBOR + 4.58 (b)	5.9500	1/30/2024	1,417,500
100,000	Bancolombia SA	6.1250	7/26/2020	105,750
435,000	Bank of America Corp. 3 Month LIBOR + 0.79 (b)	2.8146	3/5/2024	432,833
135,000	Bank of Montreal 5 Year Swap + 1.43 (b)	3.8030	12/15/2032	127,895
280,000	Bank of Nova Scotia (The)	2.1500	7/14/2020	274,658
850,000	BDO Unibank, Inc.	2.9500	3/6/2023	816,222
500,000	BDO Unibank, Inc.	2.6250	10/24/2021	500,000
415,000	BNP Paribas SA	5.0000	1/15/2021	436,804
985,000	Capital One Financial Corp.	2.4000	10/30/2020	965,502
115,000	Capital One Financial Corp. 3 Month LIBOR + 0.72 (b)	2.4869	1/30/2023	114,167
205,000	Citigroup, Inc.	2.0500	12/7/2018	204,234
555,000	Citigroup, Inc. 3 Month LIBOR + 0.96 (b)	2.7052	4/25/2022	558,202

335,000	Citigroup, Inc. 3 Month LIBOR + 1.10 (b)	2.9849	5/17/2024	338,010
800,000	Corp. Financiera de Desarrollo SA	3.2500	7/15/2019	799,000
300,000	DBS Group Holdings Ltd. 3 Month LIBOR + 0.62 (a)(b)	2.3652	7/25/2022	301,449
300,000	DBS Group Holdings Ltd. 3 Month LIBOR + 0.62 (b)	2.3652	7/25/2022	301,449
200,000	DBS Group Holdings Ltd. 3 Month LIBOR + 0.49 (b)	2.5373	6/8/2020	200,033
200,000	Global Bank Corp. (a)	5.1250	10/30/2019	203,740
300,000	Global Bank Corp.	4.5000	10/20/2021	302,130
700,000	Global Bank Corp.	5.1250	10/30/2019	713,090
985,000	Goldman Sachs Group, Inc.	2.3000	12/13/2019	974,467
700,000	Itau CorpBanca	3.8750	9/22/2019	705,355
835,000	JPMorgan Chase & Co.	2.2500	1/23/2020	824,854
1,100,000	Malayan Banking Bhd 5 Year Swap + 2.54 (b)	3.9050	10/29/2026	1,101,122
510,000	Mitsubishi UFJ Financial Group, Inc. 3 Month LIBOR + 0.74(b)	2.7572	3/2/2023	509,184
945,000	Morgan Stanley 3 Month LIBOR + 0.93 (b)	2.6747	7/22/2022	948,582
195,000	Morgan Stanley	2.7500	5/19/2022	190,168
155,000	Morgan Stanley 3 Month LIBOR + 1.34 (b)	3.5910	7/22/2028	149,925
1,500,000	Oversea-Chinese Banking Corp. Ltd. 5 Year Swap + 2.20 (b)	4.0000	10/15/2024	1,510,690
890,000	PNC Financial Services Group, Inc.	4.3750	8/11/2020	916,689
225,000	Royal Bank of Scotland Group PLC 3 Month LIBOR + 1.48	3.4980	5/15/2023	221,099
335,000	Santander Holdings USA, Inc.	3.4000	1/18/2023	327,230
10,000	Santander Holdings USA, Inc.	3.4000	1/18/2023	9,768
1,010,000	Sumitomo Mitsui Financial Group, Inc.	2.0580	7/14/2021	974,526
1,300,000	Union Bank of the Philippines	3.3690	11/29/2022	1,291,650
400,000	United Overseas Bank Ltd. 5 Year Swap + 1.65 (b)	2.8800	3/8/2027	385,718
1,000,000	United Overseas Bank Ltd. 5 Year Swap + 1.99 (b)	3.7500	9/19/2024	1,003,720
980,000	Wells Fargo & Co.	2.1500	1/30/2020	964,680
165,000	Westpac Banking Corp.	1.9500	11/23/2018	164,295
820,000	Westpac Banking Corp.	1.6000	8/19/2019	806,997
				28,588,749
	BEVERAGES - 0.0% ^
125,000	Anheuser-Bush InBev Finance, Inc.	4.9000	2/1/2046	134,814

	BIOTECHNOLOGY - 0.1%
830,000	Celgene Corp.	2.8750	8/15/2020	826,713

	BUILDING MATERIALS - 0.0% ^
90,000	Builders FirstSource, Inc. (a)	5.6250	9/1/2024	90,450
180,000	Owens Corning	4.4000	1/30/2048	166,218
				256,668
	CHEMICALS - 0.3%
85,000	Hexion, Inc. (a)	10.3750	2/1/2022	82,237
345,000	Mosaic Co. (The)	4.0500	11/15/2027	336,483
75,000	Platform Specialty Products Corp. (a)	5.8750	12/1/2025	73,312
840,000	Sherwin-Williams Co. (The)	2.2500	5/15/2020	826,059
900,000	UPL Corp. Ltd.	3.2500	10/13/2021	881,077
				2,199,168
	COAL - 0.0% ^
80,000	Peabody Energy Corp. (a)	6.0000	3/31/2022	81,600

	COLLATERALIZED MORTGAGE OBLIGATIONS - 26.3%
	U.S. GOVERNMENT AGENCY - 5.3%
1,000,000	Fannie Mae	—	1/25/2045	788,125
331,018	Fannie Mae REMICS 2005-2 S 1 Month LIBOR + 6.60 (b)	6.4031	2/25/2035	48,048
1,939,402	Fannie Mae REMICS 2005-104 NI 1 Month LIBOR + 6.70 (b)	6.5031	3/25/2035	99,090
597,377	Fannie Mae REMICS 2006-99 AS 1 Month LIBOR + 6.58 (b)	6.3831	10/25/2036	101,126
336,305	Fannie Mae REMICS 2006-119 PS 1 Month LIBOR + 6.70 (b)	6.5031	12/25/2036	48,567
611,060	Fannie Mae REMICS 2006-126 CS 1 Month LIBOR + 6.70 (b)	6.5031	1/25/2037	96,227
337,190	Fannie Mae REMICS 2009-41 ZA	4.5000	6/25/2039	348,731
305,672	Fannie Mae REMICS 2009-98 DZ	4.5000	12/25/2039	315,215
490,455	Fannie Mae REMICS 2010-76 ZK	4.5000	7/25/2040	510,591
341,427	Fannie Mae REMICS 2010-115 SE 1 Month LIBOR + 6.00 (b)	5.8031	10/25/2040	50,151
190,771	Fannie Mae REMICS 2010-134 CS 1 Month LIBOR + 6.68 (b)	6.4831	12/25/2025	17,554
190,771	Fannie Mae REMICS 2010-134 SE 1 Month LIBOR + 6.65 (b)	6.4531	12/25/2025	16,701
314,091	Fannie Mae REMICS 2010-142 SC 1 Month LIBOR + 6.60 (b)	6.4031	12/25/2040	55,387
304,831	Fannie Mae REMICS 2011-18 UZ	4.0000	3/25/2041	320,336
423,604	Fannie Mae REMICS FNR 2011-74 KL	5.0000	6/25/2040	442,840
737,153	Fannie Mae REMICS 2011-93 ES 1 Month LIBOR + 6.50 (b)	6.3031	9/25/2041	112,455
1,371,398	Fannie Mae REMICS 2012-103 ZP	3.0000	9/25/2042	1,224,825
548,657	Fannie Mae REMICS 2011-111 EZ	5.0000	11/25/2041	596,739
1,116,751	Fannie Mae REMICS 2012-3 DS 1 Month LIBOR + 5.95 (b)	5.7531	2/25/2042	144,396
1,270,742	Fannie Mae REMICS 2012-15 PZ	4.0000	3/25/2042	1,339,898
3,326,626	Fannie Mae REMIC 2012-20 SA 1 Month LIBOR + 6.45 (b)	4.5785	3/25/2042	484,119
1,361,869	Fannie Mae REMICS 2013-74 YS 1 Month LIBOR + 6.00 (b)	3.1928	7/25/2043	1,121,287
601,482	Fannie Mae REMICS 2013-122 DS 1 Month LIBOR + 5.40 (b)	3.1542	7/25/2043	512,980
1,092,045	Fannie Mae REMICS 2014-73 PS 1 Month LIBOR + 6.20 (b)	6.0031	11/25/2044	175,741
1,732,232	Fannie Mae REMICS 2015-95 AP	3.0000	8/25/2042	1,722,868
2,045,453	Fannie Mae REMICS 2016-73 DZ	—	10/25/2046	1,876,901
897,435	Fannie Mae REMICS 2016-81 PA	3.0000	2/25/2044	888,551

1,000,000	Fannie Mae REMICS 2018-21 PO	—	4/24/2048	794,375
994,361	Freddie Mac	3.5000	2/15/2044	1,004,926
270,915	Freddie Mac REMICS 2663 ZP	5.0000	8/15/2033	290,525
121,493	Freddie Mac REMICS 2909 Z	5.0000	12/15/2034	130,591
243,305	Freddie Mac REMICS 3257 SI 1 Month LIBOR + 6.32 (b)	6.1243	12/15/2036	35,491
981,777	Freddie Mac REMICS 3404 SA 1 Month LIBOR + 6.00 (b)	5.8043	1/15/2038	136,089
897,554	Freddie Mac REMICS 3753 SB 1 Month LIBOR + 6.00 (b)	5.8043	11/15/2040	146,140
209,783	Freddie Mac REMICS 3770 SP 1 Month LIBOR + 6.50 (b)	6.3043	11/15/2040	17,925
903,021	Freddie Mac REMICS 3792 SE 1 Month LIBOR + 9.86 (b)	6.3068	1/15/2041	854,093
86,958	Freddie Mac REMICS 3818 JA	4.5000	1/15/2040	87,820
555,545	Freddie Mac REMICS 3926 FS 1 Month LIBOR + 6.58 (b)	6.3843	9/15/2041	110,607
469,460	Freddie Mac REMICS 3957 DZ	3.5000	11/15/2041	466,161
408,153	Freddie Mac REMICS 3957 HZ	4.0000	11/15/2041	427,787
1,048,307	Freddie Mac REMICS 3984 DS 1 Month LIBOR + 5.95 (b)	5.7543	1/15/2042	132,225
1,270,742	Freddie Mac REMICS 3998 AZ	4.0000	2/15/2042	1,329,026
2,401,216	Freddie Mac REMICS 4089 SH 1 Month LIBOR + 6.00 (b)	4.2234	8/15/2042	334,260
525,063	Freddie Mac REMICS 4229 MS 1 Month LIBOR + 7.70 (b)	4.5910	7/15/2043	473,010
3,117,862	Freddie Mac REMICS 4255 GS 1 Month LIBOR + 6.15 (b)	5.9543	9/15/2043	467,122
721,383	Freddie Mac REMICS 4291 MS 1 Month LIBOR + 5.90 (b)	5.7043	1/15/2054	104,567
2,258,799	Freddie Mac REMICS 4314 MS 1 Month LIBOR + 6.10 (b)	5.9043	7/15/2043	269,187
1,166,920	Freddie Mac REMICS 4391 MA	3.0000	7/15/2040	1,160,460
2,000,000	Freddie Mac REMICS 4435 SA 1 Month LIBOR + 9.90 (b)	6.3468	1/15/2041	2,125,244
5,553,800	Freddie Mac REMICS 4440 ZD	2.5000	2/15/2045	4,779,214
965,959	Freddie Mac REMICS 4734 A	3.0000	7/15/2042	962,841
2,076,344	Government National Mortgage Association 2010-35 DS 1 Month LIBOR + 5.68 (b)	5.4858	3/20/2040	249,197
3,238,096	Government National Mortgage Association 2010-121 SE 1 Month LIBOR + 6.00 (b)	5.8058	9/20/2040	461,964
1,844,944	Government National Mortgage Association 2011-69 SC 1 Month LIBOR + 5.38 (b)	5.1858	5/20/2041	186,863
1,857,924	Government National Mortgage Association 2013-102 BS 1 Month LIBOR + 6.15 (b)	5.9558	3/20/2043	240,719
2,288,688	Government National Mortgage Association 2013-119 TZ	3.0000	8/20/2043	2,155,916
186,580	Government National Mortgage Association 2013-120 GS 1 Month LIBOR + 5.40 (b)	3.2135	8/20/2043	149,701
438,070	Government National Mortgage Association 2013-148 DS 1 Month LIBOR + 5.68 (b)	5.4810	10/16/2043	55,976
1,800,914	Government National Mortgage Association 2013-186 SG 1 Month LIBOR + 6.25 (b)	6.0510	2/16/2043	205,756
1,177,110	Government National Mortgage Association 2013-188 MS 1 Month LIBOR + 5.55 (b)	5.3510	12/16/2043	150,091
2,237,864	Government National Mortgage Association 2014-5 SA 1 Month LIBOR + 5.55 (b)	5.3558	1/20/2044	294,264
2,644,178	Government National Mortgage Association 2014-58 SG 1 Month LIBOR + 5.60 (b)	5.4010	4/16/2044	324,352
2,268,731	Government National Mortgage Association 2014-76 SA 1 Month LIBOR + 5.60 (b)	5.4058	1/20/2040	294,275
955,979	Government National Mortgage Association 2014-95 CS 1 Month LIBOR + 6.25 (b)	6.0510	6/16/2044	132,655
2,050,269	Government National Mortgage Association 2014-145 CS 1 Month LIBOR + 5.60 (b)	5.4010	5/16/2044	290,982
1,255,932	Government National Mortgage Association 2014-156 PS 1 Month LIBOR + 6.25 (b)	6.0558	10/20/2044	178,965
				35,470,811
	WHOLE LOAN COLLATERAL - 11.2%
468,274	Adjustable Rate Mortgage Trust 2005-2 6M2 1 Month LIBOR + 0.98 (b)	2.8515	6/25/2035	453,832
1,029,997	Alternative Loan Trust 2006-14CB A8	6.0000	6/25/2036	873,494
6,615	Alternative Loan Trust 2006-41CB 1A4	5.7500	1/25/2037	5,549
1,751,464	Alternative Loan Trust 2006-41CB 1A9	6.0000	1/25/2037	1,494,998
1,735,209	Alternative Loan Trust 2006-41CB 2A15	5.7500	1/25/2037	1,484,344
2,661,008	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	1,898,051
422,965	Alternative Loan Trust 2007-J2 2A1	6.0000	7/25/2037	410,026
2,426,268	American Home Mortgage Investment Trust 2006-1 2A1 6 Month LIBOR + 1.75 (b)	3.9612	12/25/2035	1,222,073
4,500,000	Bank of America Funding 2005-B 3M1 Trust 1 Month LIBOR + 0.45 (b)	2.2721	4/20/2035	4,356,370
273,797	Bank of America Funding 2006-3A1 Trust	5.7500	3/25/2036	279,934
1,261,287	Bank of America Funding 2007-1 Trust TA3B (d)	5.9426	1/25/2037	1,161,803
479,162	Bank of America Mortgage 2007-1 Trust 2A17	6.0000	1/25/2037	449,945
1,953,039	BCAP LLC 2010-RR6 Trust 1716 (a,b)	6.0000	7/26/2036	1,532,303
88,069	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	87,937
359,695	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (b)	3.5199	2/20/2035	363,201
533,141	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	478,115
2,458,202	CHL Mortgage Pass-Through Trust 2007-8 1A24	6.0000	1/25/2038	2,038,457
525,040	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	477,922
2,864,052	CIM Trust 2017-8 A1 (a,b)	3.0000	12/25/2065	2,838,991
2,086	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	2,084
1,397,418	Citigroup Mortgage Loan Trust 2011-12 1A2 (a,b)	3.4863	4/25/2036	1,158,098
173,247	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1	5.5000	1/25/2022	173,193
2,872,542	COLT 2018-1 Mortgage Loan Trust A1 (a,b)	2.9300	2/25/2048	2,872,426
776,279	Credit Suisse First Boston Mortgage Securities Corp. 2A1 (b)	3.2700	11/25/2032	765,868
170,655	Credit Suisse First Boston Mortgage Securities Corp. 1A3	5.2500	9/25/2035	156,881
984,695	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 5A12	5.5000	10/25/2035	883,198
1,542,151	CSMC 2015-RPL3 Trust A1 (a,d)	3.7500	12/25/2056	1,541,656
231,205	CSMC Mortgage-Backed Trust 2006-7 1A3	5.0000	8/25/2036	199,228
372,906	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	351,665
422,961	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	382,005
323,648	CSMC Series 2010-4R 3A17 (a,b)	6.0000	6/26/2037	306,344
872,589	CSMC Series 2011-5R 6A9 (a,b)	3.4593	11/27/2037	882,755
1,000,000	CSMC Series 2011-12R 3A5 (a,b)	3.5685	7/27/2036	960,430
216,891	CSMC Trust 2013-3R 1A1 (a,b)	2.7507	4/27/2035	215,528
972,771	Ellington Financial Mortgage Trust 2017-1 A1 (a,b)	2.6870	10/25/2047	972,724
972,771	Ellington Financial Mortgage Trust 2017-1 A2 (a,b)	2.7390	10/25/2047	972,737

729,578	Ellington Financial Mortgage Trust 2017-1 A3 (a,b)	2.8410	10/25/2047	729,547
251,122	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (b)	3.2485	5/25/2035	215,666
1,250,425	First Horizon Alternative Mortgage Securities Trust 2005-FA4 1A6	5.5000	6/25/2035	1,179,443
15,299	First Horizon Alternative Mortgage Securities Trust 2006-AA7 A1 (b)	3.2885	1/25/2037	13,827
11,562	GSR Mortgage Loan Trust 2004-2F 14A1	5.5000	9/25/2019	11,626
391,717	GSR Mortgage Loan Trust 2005-AR7 3A1 (b)	3.7200	11/25/2035	374,991
835,882	GSR Mortgage Loan Trust 2006-AR1 3A1 (b)	3.8028	1/25/2036	813,235
525,566	GSR Mortgage Loan Trust 2007-1F 2A2	5.5000	1/25/2037	611,045
304,941	HomeBanc Mortgage Trust 2005-3 A1 1 Month LIBOR + 0.24 (b)	2.1115	7/25/2035	302,709
1,941,082	HSI Asset Loan Obligation Trust 2007-AR1 (b)	3.6312	1/25/2037	1,667,576
1,115,429	Impac Secured Assets Trust 2006-5 1A1C 1 Month LIBOR + 0.27 (b)	2.1415	2/25/2037	914,662
1,748,905	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4	6.0000	7/25/2037	1,613,412
30,139	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	29,373
943,244	JP Morgan Mortgage Trust 2007-S2 1A11	6.0000	6/25/2037	787,474
2,612,105	JP Morgan Mortgage Trust 2007-S2 1A15	6.7500	6/25/2037	2,285,113
1,053,631	Lehman Mortgage Trust 2005-1 2A4	5.5000	11/25/2035	1,023,713
461,335	Lehman Mortgage Trust 2006-1 1A3	5.5000	2/25/2036	399,762
419,328	Lehman Mortgage Trust 2006-2 2A3	5.7500	4/25/2036	426,877
341,192	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (b)	3.6936	4/25/2036	312,542
663,091	Merrill Lynch Mortgage Investors Trust Series 2006-AF2	6.2500	10/25/2036	553,492
3,480	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	3,729
843,469	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (b)	3.5639	12/25/2035	798,360
204,210	Morgan Stanley Mortgage Loan Trust 2006-7 3A (b)	5.0627	6/25/2036	178,776
1,059,794	Morgan Stanley Mortgage Loan Trust 2007-12 3A4	6.2500	8/25/2037	887,461
483,776	Morgan Stanley Reremic Trust 2A 1 Month LIBOR + 0.23 (a,b)	1.8507	2/26/2037	478,137
1,347,935	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (d)	5.9950	3/25/2047	1,216,366
18,279	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (b)	5.6750	12/25/2035	18,513
256,900	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	231,062
348,931	RALI Series 2006-QA1 Trust A21 (b)	4.4674	1/25/2036	300,765
1,758,667	RALI Series 2007-QH5 Trust AI1 1 Month LIBOR + 0.21 (b)	2.0815	6/25/2037	1,547,003
1,209,747	RALI Series 2006-QO10 Trust A1 1 Month LIBOR + 0.16 (b)	2.0315	1/25/2037	1,138,089
409,995	RALI Series 2007-QS6 Trust A6	6.2500	4/25/2037	392,757
307,869	RALI Series 2006-QS10 Trust A9	6.5000	8/25/2036	287,333
567,803	RALI Series 2006-QS12 Trust 2A3	6.0000	9/25/2036	536,526
718,422	Residential Asset Securitization Trust 2004-A9	5.7500	12/25/2034	730,231
425,680	Residential Asset Securitization Trust 2006-A2 A3	6.0000	1/25/2046	320,857
262,277	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	227,950
505,925	Residential Asset Securitization Trust 2006-A11 1A4	6.2500	10/25/2036	478,516
609,898	Residential Asset Securitization Trust 2007-A1 A8	6.0000	3/25/2037	430,661
440,387	Residential Asset Securitization Trust 2007-A3 1A1 1 Month LIBOR + 0.45 (b)	2.3215	4/25/2037	250,131
57,442	Residential Asset Securitization Trust 2007-A3 1A2 1 Month LIBOR + 46.38 (b)	32.0352	4/25/2037	106,285
4,436	RFMSI Series 2003-S16 Trust A1	4.7500	9/25/2018	4,435
215,900	RFMSI Series 2006-S3 Trust A7	5.5000	3/25/2036	198,684
354,526	RFMSI Series 2006-S7 Trust A3	6.2500	8/25/2036	343,170
140,103	RFMSI Series 2006-S7 Trust A7	6.2500	8/25/2036	135,616
1,373,738	RFMSI Series 2006-S12 Trust 2A6	6.0000	12/25/2036	1,329,751
624,805	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	599,075
227,249	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	215,863
567,207	RFMSI Series 2007-S6 Trust 1A11	6.0000	6/25/2037	541,745
1,311,607	Sequoia Mortgage Trust 2013-1 2A1 (b)	1.8550	2/25/2043	1,221,970
2,539,550	Sequoia Mortgage Trust 2016-3 A11 (a,b)	3.0000	11/25/2046	2,498,191
30,571	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (d)	5.4000	6/25/2034	46,450
2,902,724	Verus Securitization Trust 2018-1 A1 (a,b)	2.9290	2/25/2048	2,902,532
661,824	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 Trust 2A1 (b)	3.3529	12/25/2035	609,667
1,027,275	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8	6.0000	11/25/2035	974,030
8,414	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-2 Trust 2CB	6.5000	3/25/2036	6,218
1,439,849	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2	6.0000	4/25/2037	1,255,572
615,015	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4	5.7500	7/25/2037	573,189
303,995	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1	5.7500	3/25/2036	298,692
196,785	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A4	6.0000	4/25/2037	196,471
165,333	Wells Fargo Mortgage Backed Securities 2007-7 Trust A38	6.0000	6/25/2037	164,321
906,475	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A5	6.0000	7/25/2037	904,556
87,232	Wells Fargo Mortgage Backed Securities 2007-13 Trust A6	6.0000	9/25/2037	87,723
				74,637,679
	COMMERCIAL MBS - 9.8%
56,542	A10 Term Asset Financing 2016-1 LLC A1 (a)	2.4200	3/15/2035	56,467
511,000	AREIT 2018-CRE1 Trust A 1 Month LIBOR + 0.85 (a,b)	2.3500	2/15/2035	514,832
1,229,000	Atrium Hotel Portfolio Trust 2017-ATRM E 1 Month LIBOR + 3.05 (a,b)	4.8266	11/15/2019	1,218,399
32,734,000	BBUBS 2012-SHOW XA (a)	0.5958	11/5/2024	1,212,765
18,022,000	BBUBS 2012-SHOW XB (a)	0.1438	11/5/2024	208,617
101,000	BBCMS 2017-DELC Mortgage Trust C 1 Month LIBOR + 1.20 (a,b)	2.9766	8/15/2036	100,747
115,000	BBCMS 2017-DELC Mortgage Trust D 1 Month LIBOR + 1.70 (a,b)	3.4766	8/15/2036	114,518
240,000	BBCMS 2017-DELC Mortgage Trust E 1 Month LIBOR + 2.50 (a,b)	4.2766	8/15/2036	239,006
230,000	BBCMS 2017-DELC Mortgage Trust F 1 Month LIBOR + 3.50 (a,b)	5.2766	8/15/2036	229,095
598,000	BBCMS 2017-GLKS Mortgage Trust E 1 Month LIBOR + 2.85 (a,b)	4.6266	11/15/2034	597,619
858,000	BBCMS 2018-TALL Mortgage Trust A 1 Month LIBOR + 0.72 (a,b)	2.4990	3/15/2037	853,234
7,849,866	BBCMS MORTGAGE TRUST 2017-C1 XA (b)	1.5214	2/15/2050	790,403

353,000	BSPRT 2017-FL2 Issuer Ltd A 1 Month LIBOR + 0.82 (a,b)	2.5966	10/1/2034	353,000
124,000	BSPRT 2017-FL2 Issuer Ltd AS 1 Month LIBOR + 1.10 (a,b)	2.8766	10/1/2034	124,000
124,000	BSPRT 2017-FL2 Issuer Ltd B 1 Month LIBOR + 1.40 (a,b)	3.1766	10/1/2034	124,000
307,000	BX Commercial Mortgage Trust 2018-BIOA D 1 Month LIBOR + 1.32 (a,b)	2.9711	3/15/2037	305,079
734,000	BX Commercial Mortgage Trust 2018-BIOA E 1 Month LIBOR + 1.95 (a,b)	3.6011	3/15/2037	728,951
207,000	BX Trust 2017-IMC D 1 Month LIBOR + 2.25 (a,b)	4.0266	10/15/2032	207,459
334,000	BX Trust 2017-IMC E 1 Month LIBOR + 3.25 (a,b)	5.0266	10/15/2032	335,052
248,000	BX Trust 2017-SLCT D 1 Month LIBOR + 2.05 (a,b)	3.8266	7/15/2034	247,951
408,000	BX Trust 2017-SLCT E 1 Month LIBOR + 3.15 (a,b)	4.9266	7/15/2034	408,771
599,000	BXMT 2017-FL1 Ltd C 1 Month LIBOR + 1.95 (a,b)	3.7364	6/15/2035	600,497
3,720,000	BANK 2018-BNK10 XA (b)	0.7537	2/15/2061	219,229
2,432,941	CD 2017-CD3 Mortgage Trust XA (b)	1.0414	2/10/2050	173,005
2,906,303	CD 2017-CD4 Mortgage Trust XA (b)	1.3255	5/10/2050	252,989
114,000	CFCRE Commercial Mortgage Trust 2016-C7 A3	3.8385	12/10/2026	115,565
6,371,986	CFCRE 2017-C8 XA	1.6718	6/15/2050	678,745
2,302,000	CFCRE 2017-C8 XB	0.9562	6/15/2050	172,168
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN B (a)	4.6900	2/15/2033	1,111,057
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN C (a)	5.2948	2/15/2033	1,113,437
649,000	CFCRE Commercial Mortgage Trust 2018-TAN D (a)	6.0994	2/15/2033	668,469
725,000	CGGS Commercial Mortgage Trust 2018-WSS D 1 Month LIBOR + 2.30 (a,b)	4.0500	2/15/2020	726,195
391,000	CHT 2017-COSMO Mortgage Trust E 1 Month LIBOR + 3.00 (a,b)	4.7766	11/15/2034	393,886
209,000	CHT 2017-COSMO Mortgage Trust F 1 Month LIBOR + 3.74 (a,b)	5.5178	11/15/2034	210,543
108,000	Citigroup Commercial Mortgage Trust	2.9020	7/10/2026	103,651
90,000	Citigroup Commercial Mortgage Trust	3.7200	11/10/2026	91,375
1,075,258	Citigroup Commercial Mortgage Trust	1.5497	10/10/2049	98,100
189,382	Citigroup Commercial Mortgage Trust 2008-C7 AM (b)	6.3945	12/10/2049	192,359
693,835	Citigroup Commercial Mortgage Trust 2012-GC8 XA (a,b)	2.0531	9/10/2045	42,911
8,779,755	Citigroup Commercial Mortgage Trust 2014-GC21 XA (b)	1.2300	5/1/2047	501,199
4,548,928	Citigroup Commercial Mortgage Trust 2014-GC25 XA (b)	1.0540	10/10/2047	245,563
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (a,b)	4.5770	2/10/2048	101,977
1,036,089	Citigroup Commercial Mortgage Trust 2015-GC35 XA (b)	0.8856	11/10/2048	46,663
118,000	Citigroup Commercial Mortgage Trust 2016-GC36 D (a)	2.8500	2/10/2049	90,132
2,009,034	Citigroup Commercial Mortgage Trust 2016-GC36 XA (b)	1.3290	2/10/2049	153,581
4,663,787	Citigroup Commercial Mortgage Trust 2016-P3 XA (b)	1.7090	4/15/2049	452,037
739,708	Citigroup Commercial Mortgage Trust 2016-P4 XA (b)	2.0048	7/10/2049	86,916
116,000	Citigroup Commercial Mortgage Trust 2016-SMPL D (a)	3.5200	9/10/2021	114,530
796,000	Citigroup Commercial Mortgage Trust 2018-TBR D 1 Month LIBOR + 1.80 (a,b)	3.5766	12/15/2019	796,909
414,000	CLNS Trust 2017-IKPR D 1 Month LIBOR + 2.05 (a,b)	3.7896	6/11/2032	413,932
414,000	CLNS Trust 2017-IKPR E 1 Month LIBOR + 3.50 (a,b)	5.2396	6/11/2032	414,838
38,000	CLNS Trust 2017-IKPR F 1 Month LIBOR + 4.50 (a,b)	6.2396	6/11/2032	38,116
338,000	Cold Storage Trust 2017-ICE3 A 1 Month LIBOR + 1.00 (a,b)	2.7766	4/15/2024	339,152
412,000	Cold Storage Trust 2017-ICE3 C 1 Month LIBOR + 1.35 (a,b)	3.1266	4/15/2024	413,569
822,637	COMM 2012-CCRE3 Mortgage Trust XA	2.0686	10/15/2045	57,226
152,000	COMM 2012-CR4 D	4.5749	11/15/2022	89,025
802,846	COMM 2012-LC4 Mortgage XA Trust (a,b)	2.2115	12/10/2044	49,277
9,456,041	COMM 2013-CCRE12 Mortgage Trust XA (b)	1.2787	10/10/2046	453,821
100,000	COMM 2014-CCRE20 Mortgage Trust C (b)	4.6576	11/10/2047	100,177
563,625	COMM 2014-UBS4 E Mortgage Trust (a)	3.7500	8/10/2047	372,625
644,150	COMM 2014-UBS4 F Mortgage Trust (a)	3.7500	8/10/2047	397,308
1,207,795	COMM 2014-UBS4 G Mortgage Trust (a)	3.7500	8/10/2047	384,626
5,000	COMM 2014-UBS4 V Mortgage Trust (a,b)	0.0010	8/10/2047	—
21,220,112	COMM 2015-CCRE22 Mortgage Trust XA (b)	0.9862	3/10/2048	945,831
984,315	COMM 2016-DC2 XA Mortgage Trust (b)	1.0571	10/10/2025	59,207
53,000	COMM 2016-DC2 Mortgage Trust C (b)	4.7980	2/10/2049	51,087
111,000	COMM 2016-GCT Mortgage E Trust (a,b)	3.4614	8/10/2021	106,751
7,558	COMM 2017-COR2 Mortgage Trust XA (b)	1.1860	9/10/2050	661
88,000	Commercial Mortgage Pass Through Certificates C (b)	4.6470	2/10/2049	90,426
7,982,081	Commercial Mortgage Trust	1.4177	1/10/2023	437,025
221,801	Commercial Mortgage Trust 2006-GG7 AM (b)	6.0208	7/10/2038	221,808
2,275,302	Credit Suisse Commercial Mortgage Trust	4.5000	3/25/2021	2,280,066
213,000	Credit Suisse Commercial Mortgage Trust	3.1266	2/15/2031	213,069
102,000	Credit Suisse Commercial Mortgage Trust	3.4766	2/15/2031	102,086
221,000	Credit Suisse Commercial Mortgage Trust	4.2766	2/15/2031	221,072
1,420	Credit Suisse Commercial Mortgage Trust	0.9828	11/10/2027	103
83,118	Credit Suisse Commercial Mortgage Trust Series 2008-C1 AM (a,b)	6.1991	2/15/2041	83,124
1,954,650	CSAIL 2015-C1 Commercial Mortgage Trust XA (b)	0.9510	4/15/2050	90,097
7,958,140	CSAIL 2017-C8 Commercial Mortgage Trust XA (b)	1.2557	6/15/2050	611,543
10,060,125	CSAIL 2017-CX9 Commercial Mortgage Trust XA (b)	0.9018	9/15/2050	498,731
10,567,494	CSAIL 2017-CX10 Commercial Mortgage Trust XA (b)	0.7312	11/15/2027	572,140
623,000	CSMC Trust 2017-CHOP D 1 Month LIBOR + 1.90 (a,b)	3.6766	7/15/2032	624,523
57,000	CSMC Trust 2017-CHOP E 1 Month LIBOR + 3.30 (a,b)	5.0766	7/15/2032	57,192
171,000	CSMC Trust 2017-LSTK C (a)	3.2294	4/5/2021	169,531
204,000	CSMC Trust 2017-LSTK D (a,b)	3.3305	4/5/2021	200,792
664,800	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (b)	5.6060	12/10/2049	675,145
160,000	Great Wolf Trust 2017-WOLF D 1 Month LIBOR + 2.10 (a,b)	4.0266	9/15/2034	160,752
249,000	Great Wolf Trust 2017-WOLF E 1 Month LIBOR + 3.10 (a,b)	5.0266	9/15/2034	250,635

132,000	Great Wolf Trust 2017-WOLF F 1 Month LIBOR + 4.07 (a,b)	5.9966	9/15/2034	132,867
255,000	GS Mortgage Securities Corp Trust 2017-500K E 1 Month LIBOR + 1.50 (a,b)	3.2766	7/15/2032	255,635
175,000	GS Mortgage Securities Corp Trust 2017-500K F 1 Month LIBOR + 1.80 (a,b)	3.5766	7/15/2032	175,545
111,000	GS Mortgage Securities Corp Trust 2017-500K G 1 Month LIBOR + 2.50 (a,b)	4.2766	7/15/2032	111,414
678,497	GS Mortgage Securities Trust 2013-GCJ14 A21	2.9950	8/10/2018	678,508
140,000	GS Mortgage Securities Trust 2014-GC26 D (a,b)	4.5101	11/10/2047	121,158
8,162,621	GS Mortgage Securities Trust 2015-GC28 XA (b)	1.1315	2/10/2048	409,579
1,378,880	GS Mortgage Securities Trust 2015-GS1 XA (b)	0.8201	11/10/2048	68,435
117,000	GS Mortgage Securities Trust 2017-GS8 C (b)	4.3376	11/10/2027	117,845
511,000	Hilton Orlando Trust 2018-ORL B 1 Month LIBOR + 1.05 (a,b)	2.8266	12/15/2034	511,820
89,000	Fannie Mae-Aces A2	2.7020	2/25/2026	86,021
67,000	Freddie Mac Multifamily Structured Pass Through Certificates A2 (b)	3.3340	8/25/2025	68,015
87,000	Freddie Mac Multifamily Structured Pass Through Certificates A2	2.9950	12/25/2025	86,262
10,544,359	Freddie Mac Multifamily Structured Pass Through Certificates X1 (b)	1.3106	3/25/2023	555,979
659,744	Invitation Homes Trust	3.0503	8/17/2032	660,202
2,000,000	Jamestown CLO Ltd.	3.2447	10/20/2028	2,007,215
233,959	JP Morgan Chase Commercial Mortgage Securities Trust	4.5266	10/15/2022	233,435
414,835	JP Morgan Chase Commercial Mortgage Securities Trust	3.9266	10/15/2022	414,261
962,096	JP Morgan Chase Commercial Mortgage Securities Trust	4.3470	12/27/2018	956,935
31,093	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (b)	0.4197	5/15/2045	—
315,599	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM	5.3720	5/15/2047	317,406
638,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS	5.3370	5/15/2047	641,538
466,235	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (b)	5.9526	2/15/2051	465,313
289,444	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (b)	5.4660	6/12/2047	289,156
298,307	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 AM (b)	5.4640	1/15/2049	299,123
293,772	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM (b)	5.9474	6/5/2049	297,844
683,928	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA(b)	1.5828	5/15/2045	36,305
1,703,204	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (b)	1.8209	10/15/2045	108,115
598,966	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (b)	1.6533	6/15/2045	26,291
108,300	JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY A (a)	3.4289	6/10/2027	108,336
600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH A 1 Month LIBOR + 1.45 (a,b)	3.2266	8/15/2027	599,999
34,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B	3.4595	8/15/2049	32,801
26,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (b)	3.7934	8/15/2049	24,927
390,423	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 XA (b)	1.8541	8/15/2049	45,446
119,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI E (a,b)	4.0090	10/5/2021	115,760
167,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI C 1 Month LIBOR + 1.25 (a,b)	2.9679	7/15/2034	167,318
156,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI D 1 Month LIBOR + 1.95 (a,b)	3.6679	7/15/2034	156,637
139,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI E 1 Month LIBOR + 2.95 (a,b)	4.6679	7/15/2034	139,611
194,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI F 1 Month LIBOR + 3.75 (a,b)	5.4679	7/15/2034	194,974
1,064,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 A 1 Month LIBOR + 0.80 (a,b)	2.5766	2/15/2035	1,065,968
1,109,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 B 1 Month LIBOR + 1.10 (a,b)	2.8766	2/15/2035	1,111,051
144,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 C 1 Month LIBOR + 1.30 (a,b)	3.0766	2/15/2035	144,311
233,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 D 1 Month LIBOR + 2.05 (a,b)	3.8266	2/15/2035	233,718
1,799,962	JPMBB Commercial Mortgage Securities Trust 2014-C21 XA (b)	1.0626	6/15/2024	90,068
9,723,484	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (b)	0.9905	11/15/2047	428,525
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (b)	4.4266	1/15/2048	113,157
914,192	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (b)	1.1628	1/15/2048	41,820
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (a,b)	3.8451	2/15/2048	104,002
1,186,187	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA (b)	1.3654	2/15/2048	67,532
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (b)	4.6680	11/15/2048	104,838
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (b)	4.6183	12/15/2048	87,874
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (b)	4.9049	3/15/2049	87,887
13,257,842	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (b)	1.0236	3/15/2050	891,752
153,306	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (a,b)	0.6823	11/15/2038	174
127,755	LB-UBS Commercial Mortgage Trust 2006-C7 XW (a,b)	0.6823	11/15/2038	145
542,000	LCCM 2014-PKMD Mortgage Trust MRC (a,b)	2.8568	11/14/2027	537,191
535,000	LMREC 2015-CRE1, Inc. A 1 Month LIBOR + 1.75 (a,b)	3.6113	2/22/2032	535,642
20,707	Merrill Lynch Mortgage Trust 2006-C1 AJ (b)	5.8618	5/12/2039	20,823
752,000	Merrill Lynch Mortgage Trust 2007-C1 AM (b)	5.8095	6/12/2050	759,523
697,055	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (a,b)	1.5245	8/15/2045	34,909
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C (b)	4.4893	10/15/2047	122,059
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C	4.0000	12/15/2047	119,895
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (b)	4.6798	10/15/2048	73,873
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D (a)	3.0600	11/15/2048	84,070
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (b)	4.7521	4/15/2026	93,587
94,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 A4	3.7200	12/15/2026	95,249
16,132,500	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XB (b)	0.1686	11/15/2052	266,878
297,097	Morgan Stanley Capital I Trust	2.6766	2/15/2019	297,107
88,000	Morgan Stanley Capital I Trust	5.1766	2/15/2019	87,805
36,843	Morgan Stanley Capital I Trust 2007-HQ11 AJ (b)	5.5080	2/12/2044	36,794
7,386	Morgan Stanley Capital I Trust 2007-IQ16 AMA (b)	6.0695	12/12/2049	7,379
340,010	Morgan Stanley Capital I Trust 2011-C1 XA (a,b)	0.4261	9/15/2047	2,757
610,000	Morgan Stanley Capital I Trust 2015-XLF1 D 1 Month LIBOR + 3.00 (a,b)	4.7766	8/14/2031	611,240
76,000	Morgan Stanley Capital I Trust 2015-XLF1 AFSC 1 Month LIBOR + 3.00 (a,b)	4.7396	8/15/2026	75,758
976,179	Morgan Stanley Capital I Trust 2016-UB11 XA (b)	1.6592	8/15/2026	90,668
165,000	Morgan Stanley Capital I Trust 2017-ASHF D 1 Month LIBOR + 2.20 (a,b)	3.9766	11/15/2034	165,102

247,000	Morgan Stanley Capital I Trust 2017-ASHF E 1 Month LIBOR + 3.15 (a,b)	4.9266	11/15/2034	247,000
187,000	Morgan Stanley Capital I Trust 2017-ASHF F 1 Month LIBOR + 4.35 (a,b)	6.1266	11/15/2034	187,000
569,000	Morgan Stanley Capital I Trust 2017-CLS E 1 Month LIBOR + 1.95 (a,b)	3.7266	11/15/2034	571,813
632,000	Morgan Stanley Capital I Trust 2017-CLS F 1 Month LIBOR + 2.60 (a,b)	4.3766	11/15/2034	633,944
112,000	MSCCG 2016-SNR C	5.2050	11/13/2021	112,168
37,819	PFP 2017-3 Ltd. A 1 Month LIBOR + 1.05 (a,b)	2.8266	1/14/2035	37,880
34,000	PFP 2017-3 Ltd. AS 1 Month LIBOR + 1.30 (a,b)	3.0766	1/14/2035	34,211
20,000	PFP 2017-3 Ltd. B 1 Month LIBOR + 1.75 (a,b)	3.5266	11/14/2019	20,080
21,000	PFP 2017-3 Ltd. C 1 Month LIBOR + 2.50 (a,b)	4.2766	1/14/2035	21,084
88,247	RAIT 2017-FL7 Trust A 1 Month LIBOR + 0.95 (a,b)	2.7266	6/15/2037	88,375
25,000	RAIT 2017-FL7 Trust AS 1 Month LIBOR + 1.30 (a,b)	3.0766	6/15/2037	25,040
1,000,000	ROMARK CLO Ltd.	—	4/20/2031	1,000,000
283,000	Rosslyn Portfolio Trust 2017-ROSS A 1 Month LIBOR + 0.95 (a,b)	2.5380	6/15/2033	283,618
283,000	Rosslyn Portfolio Trust 2017-ROSS A 1 Month LIBOR + 1.25 (a,b)	2.8380	6/15/2033	283,203
760,068	SG Commercial Mortgage Securities Trust 2016-C5 XA (b)	2.0140	3/10/2026	85,861
494,013	SOFI Consumer Loan Program	3.0500	12/26/2025	493,587
146,782	Sutherland Commercial Mortgage Loans 2015-SBC4 LLC A (a)	4.0000	6/25/2039	145,945
126,000	Tharaldson Hotel Portfolio Trust 2018-THPT E 1 Month LIBOR + 3.18 (a,b)	4.9196	11/11/2034	126,396
759,000	TPG Real Estate Finance 2018-FL-1 Issuer Ltd. A 1 Month LIBOR + 0.75 (a,b)	2.5364	4/15/2035	764,692
1,443,000	TPG Real Estate Finance 2018-FL-1 Issuer Ltd. AS 1 Month LIBOR + 0.95 (a,b)	2.7364	4/15/2035	1,443,000
608,000	TPG Real Estate Finance 2018-FL-1 Issuer Ltd. B 1 Month LIBOR + 1.30 (a,b)	3.0864	4/15/2035	608,000
4,344,743	UBS Commercial Mortgage Trust 2012-C1 XA (a,b)	2.0775	5/10/2045	293,911
117,000	UBS Commercial Mortgage Trust 2017-C6 C (b)	4.4542	12/15/2050	116,431
129,000	UBS Commercial Mortgage Trust 2018-C8 C (b)	4.7050	2/15/2051	128,215
11,184,260	UBS Commercial Mortgage Trust 2018-C8 XA (b)	0.8950	2/15/2051	761,029
1,815,000	UBS Commercial Mortgage Trust 2018-C9 XA (b)	1.0670	3/15/2051	130,379
829,415	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (a,b)	2.1740	8/10/2049	56,949
1,217,650	Velocity Commercial Capital Loan Trust 2017-1 AFX (a,b)	3.0000	5/25/2047	1,206,115
960,830	Velocity Commercial Capital Loan Trust 2017-2 AFX (a,b)	3.0700	11/25/2047	953,704
90,240	Wachovia Bank Commercial Mortgage Trust Series 2006-C26 AM (b)	5.9973	6/15/2045	90,449
195,126	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (b)	5.6320	10/15/2048	198,317
426,874	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (b)	5.9524	2/15/2051	437,759
1,047,232	Wells Fargo Commercial Mortgage Trust	1.6515	11/15/2049	97,532
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (a)	3.9380	8/15/2050	114,696
6,426,628	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (b)	1.2989	2/15/2048	418,879
1,226,204	Wells Fargo Commercial Mortgage Trust 2015-C31 XA (b)	1.0900	11/15/2048	74,362
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (b)	4.6106	11/15/2048	76,053
1,039,578	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (b)	1.3760	4/15/2050	65,475
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (b)	4.5421	9/15/2058	60,218
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (b)	4.6382	9/15/2057	97,829
4,362,892	Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA (b)	1.7934	8/15/2049	500,380
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (b)	4.7207	1/15/2059	60,353
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (b)	5.0296	6/15/2049	91,395
984,518	Wells Fargo Commercial Mortgage Trust 2016-LC24 XA (b)	1.7297	10/15/2049	101,638
2,603,119	Wells Fargo Commercial Mortgage Trust 2017-RB1 XA (b)	1.2839	3/15/2050	232,024
126,000	Wells Fargo Commercial Mortgage Trust 2018-BXI D 1 Month LIBOR + 1.56 (a,b)	3.3331	12/15/2036	125,627
711,381	WFRBS Commercial Mortgage Trust 2012-C8 XA (a,b)	1.9079	8/15/2045	44,884
807,331	WFRBS Commercial Mortgage Trust 2012-C9 XA (a,b)	2.0761	11/15/2045	56,842
953,944	WFRBS Commercial Mortgage Trust 2014-C21 XA (b)	1.1093	8/15/2047	46,482
				65,030,728
	COMMERCIAL SERVICES - 0.2%
972,791	ENA Norte Trust	4.9500	4/25/2028	996,138
90,000	Garda World Security Corp. (a)	8.7500	5/15/2025	94,275
63,613	Prime Security Services Borrower LLC / Prime Finance, Inc. (a)	9.2500	5/15/2023	68,936
65,000	S&P Global, Inc.	4.4000	2/15/2026	68,247
				1,227,596
	COSMETICS/PERSONAL CARE - 0.0% ^
90,000	Coty, Inc. (a)	6.5000	4/15/2026	90,675

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
965,000	Air Lease Corp.	2.5000	3/1/2021	945,896
200,000	Air Lease Corp.	3.2500	3/1/2025	190,806
150,000	Ally Financial, Inc.	4.1250	3/30/2020	150,562
350,000	American Express Co.	2.5000	8/1/2022	337,607
340,000	Discover Financial Services	4.1000	2/9/2027	337,267
150,000	Fondo Mivivienda SA	3.5000	1/31/2023	147,000
500,000	Fondo Mivivienda SA	3.3750	4/2/2019	500,250
164,279	Interoceanica IV Finance Ltd. **	—	11/30/2018	161,404
80,000	NFP Corp. (a)	6.8750	7/15/2025	79,400
102,206	Peru Enhanced Pass-Through Finance Ltd. **	—	5/31/2018	100,877
200,000	SPARC EM SPC Panama Metro Line 2 SP ** (a)	—	12/5/2022	180,400
1,000,000	SPARC EM SPC Panama Metro Line 2 SP **	—	12/5/2022	902,000
145,000	Synchrony Financial	3.0000	8/15/2019	144,563
550,000	Synchrony Financial	3.9500	12/1/2027	520,121
35,000	Travelport Corporate Finance PLC (a)	6.0000	3/15/2026	35,131
				4,733,284

	ELECTRIC - 0.6%
200,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (a)	7.9500	5/11/2026	213,390
50,000	American Electric Power Co., Inc.	3.2000	11/13/2027	47,648
830,000	Consolidated Edison, Inc.	2.0000	3/15/2020	815,948
165,000	Edison International	4.1250	3/15/2028	166,206
300,000	Engie Energia Chile SA	5.6250	1/15/2021	315,885
200,000	Israel Electric Corp. Ltd.	5.6250	6/21/2018	200,522
90,000	NextEra Energy Operating Partners LP (a)	4.5000	9/15/2027	84,825
175,000	Southern Co.	2.4500	9/1/2018	174,805
400,000	Southern Co.	1.8500	7/1/2019	394,624
1,400,000	SP Powerassets Ltd.	2.7000	9/14/2022	1,372,085
				3,785,938
	ELECTRONICS - 0.1%
345,000	Arrow Electronics, Inc.	3.8750	1/12/2028	334,226

	ENGINEERING & CONSTRUCTION - 0.0% ^
300,000	OAS Finance Ltd.* (a,e)	—	12/31/2049	16,500

	ENTERTAINMENT - 0.0% ^
85,000	Caesars Resort Collection LLC / CRC Finco, Inc. (a)	5.2500	10/15/2025	81,488
80,000	Eldorado Resorts, Inc.	6.0000	4/1/2025	81,200
				162,688
	ENVIRONMENTAL CONTROL - 0.0% ^
45,000	GFL Environmental, Inc. (a)	5.3750	3/1/2023	44,213

	FOOD - 0.5%
80,000	B&G Foods, Inc.	5.2500	4/1/2025	74,524
355,000	General Mills, Inc.	2.2000	10/21/2019	350,154
600,000	Groupo Bimbo Sab de CV	4.8750	6/30/2020	621,406
95,000	JBS USA LLC / JBS USA Finance, Inc. (a)	7.2500	6/1/2021	95,712
5,000	JBS USA LLC / JBS USA Finance, Inc. (a)	7.2500	6/1/2021	5,037
40,000	JBS USA LLC / JBS USA Finance, Inc. (a)	6.7500	2/15/2028	38,400
700,000	Kraft Heinz Foods Co.	2.8000	7/2/2020	695,152
675,000	Kroger Co.	6.1500	1/15/2020	712,052
95,000	Pilgrim’s Pride Corp. (a)	5.7500	3/15/2025	92,255
85,000	Post Holdings, Inc. (a)	5.5000	3/1/2025	83,725
335,000	Smithfield Foods, Inc. (a)	4.2500	2/1/2027	331,592
155,000	Sysco Corp.	3.2500	7/15/2027	148,196
				3,248,205
	GAS - 0.0% ^
85,000	NGL Energy Partners LP / NGL Energy Finance Corp.	7.5000	11/1/2023	85,319

	HEALTHCARE - PRODUCTS - 0.1%
45,000	Avantor, Inc. (a)	6.0000	10/1/2024	44,775
45,000	Avantor, Inc. (a)	9.0000	10/1/2025	44,325
110,000	Thermo Fisher Scientific, Inc.	3.6000	8/15/2021	110,995
95,000	Universal Hospital Services, Inc.	7.6250	8/15/2020	95,713
510,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	504,463
				800,271
	HEALTHCARE - SERVICES - 0.2%
610,000	Anthem, Inc.	2.5000	11/21/2020	599,664
230,000	Anthem, Inc.	2.3000	7/15/2018	229,802
80,000	Centene Corp.	4.7500	1/15/2025	78,000
20,000	Polaris Intermediate Corp. (a)	8.5000	12/1/2022	20,400
85,000	Tenet Healthcare Corp.	8.1250	4/1/2022	88,613
				1,016,479
	HOLDING COMPANIES - DIVERSIFIED - 0.2%
200,000	CK Hutchison International 17 Ltd. II (a)	2.7500	3/29/2023	192,888
700,000	CK Hutchison International 17 Ltd. (a)	2.8750	4/5/2022	686,505
500,000	CK Hutchison International 17 Ltd.	2.8750	4/5/2022	490,361
				1,369,754
	HOME EQUITY ABS - 0.5%
245,053	Bayview Financial Acquisition Trust 2007-A 1A5 (d)	6.1010	5/28/2037	251,016
3,081,952	GSAA Home Equity Trust 2006-18 AF6 (d)	5.6816	11/25/2036	1,589,620
210,225	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	181,802
1,737,387	Nomura Home Equity Loan Trust Series 2007-1 2A2 1 Month LIBOR + 0.08 (b)	1.9515	2/25/2037	1,490,499
				3,512,937
	HOME FURNISHINGS - 0.0% ^
95,000	Tempur Sealy International, Inc.	5.5000	6/15/2026	91,438

	HOUSEHOLD PRODUCTS - 0.0% ^
85,000	Kronos Acquisition Holdings, Inc. (a)	9.0000	8/15/2023	80,750

	HOUSEWARES - 0.2%
77,000	Newell Brands, Inc.	2.6000	3/29/2019	76,651
855,000	Newell Brands, Inc.	3.1500	4/1/2021	846,083
140,000	Newell Brands, Inc.	5.5000	4/1/2046	148,612
				1,071,346

	INSURANCE - 0.3%
70,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	8.2500	8/1/2023	72,100
345,000	Athene Global Funding (a)	3.0000	7/1/2022	336,033
180,000	Liberty Mutual Group, Inc. (a)	6.5000	5/1/2042	226,568
525,000	New York Life Global Funding (a)	2.3000	6/10/2022	507,347
363,000	Nuveen Finance LLC (a)	2.9500	11/1/2019	362,223
500,000	Prudential Financial, Inc.	7.3750	6/15/2019	526,653
10,000	Radian Group, Inc.	4.5000	10/1/2024	9,775
				2,040,699
	INTERNET - 0.4%
800,000	Alibaba Group Holding Ltd.	3.1250	11/28/2021	798,205
500,000	Tencent Holdings Ltd. 3 Month LIBOR + 0.60 (a,b)	2.3442	1/19/2023	500,550
1,000,000	Tencent Holdings Ltd.	2.8750	2/11/2020	998,135
400,000	Tencent Holdings Ltd.	3.3750	5/2/2019	402,204
				2,699,094
	INVESTMENT COMPANIES - 0.1%
500,000	Temasek Financial I Ltd.	2.3750	1/23/2023	484,431

	LEISURE TIME - 0.0% ^
35,000	Constellation Merger (a)	8.5000	9/15/2025	33,862
155,000	Royal Caribbean Cruises Ltd.	3.7000	3/15/2028	148,581
120,000	Viking Cruises Ltd. (a)	5.8750	9/15/2027	113,700
				296,143
	LODGING - 0.0% ^
200,000	Gohl Capital Ltd.	4.2500	1/24/2027	196,660

	MACHINERY - CONSTRUCTION & MINING - 0.2%
85,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC (a)	9.2500	3/15/2024	91,135
245,000	Caterpillar Financial Services Corp.	1.7000	6/16/2018	244,675
735,000	Caterpillar Financial Services Corp.	2.1000	1/10/2020	726,659
				1,062,469
	MEDIA - 0.1%
60,000	Cengage Learning, Inc. (a)	9.5000	6/15/2024	46,050
330,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.9080	7/23/2025	337,229
				383,279
	MULTI-NATIONAL - 0.2%
1,000,000	Banco Latinoamericano de Comercio Exterior SA	3.2500	5/7/2020	993,750

	MUNICIPAL - 0.6%
5,400,000	Commonwealth of Puerto Rico	8.0000	7/1/2035	2,295,000
60,000	North Texas Municipal Water District Water System Revenue	5.0000	9/1/2035	69,005
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System	6.2000	7/1/2040	509,312
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System	6.3000	7/1/2043	906,250
				3,779,567
	OIL & GAS - 1.5%
1,100,000	Bharat Petroleum Corp Ltd.	4.6250	10/25/2022	1,135,970
350,000	Canadian Natural Resources Ltd.	2.9500	1/15/2023	339,852
400,000	CNOOC Finance 2012 Ltd.	3.8750	5/2/2022	403,218
800,000	CNOOC Finance 2015 Australia Pty Ltd.	2.6250	5/5/2020	791,153
200,000	CNOOC Finance 2015 USA LLC	3.5000	5/5/2025	193,182
1,200,000	CNPC General Capital Ltd.	3.9500	4/19/2022	1,220,850
200,000	CNPC HK Overseas Capital Ltd.	4.5000	4/28/2021	207,042
240,000	Delek & Avner Tamar Bond Ltd. (a)	3.8390	12/30/2018	239,945
480,000	Delek & Avner Tamar Bond Ltd. (a)	4.4350	12/30/2020	481,517
200,000	Ecopetrol SA	7.6250	7/23/2019	211,300
50,000	Extraction Oil & Gas, Inc. (a)	5.6250	2/1/2026	48,375
95,000	Gulfport Energy Corp.	6.3750	5/15/2025	90,962
90,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. (a)	5.6250	2/15/2026	88,425
800,000	Indian Oil Corp Ltd.	5.6250	8/2/2021	849,507
200,000	Indian Oil Corp Ltd.	5.7500	8/1/2023	216,746
60,000	Indigo Natural Resources LLC (a)	6.8750	2/15/2026	56,550
55,000	MEG Energy Corp. (a)	7.0000	3/31/2024	45,375
60,000	Nabors Industries, Inc. (a)	5.7500	2/1/2025	56,625
200,000	ONGC Videsh Vankorneft Pte Ltd.	3.7500	7/27/2026	191,116
320,000	Petroleos Mexicanos (a)	5.3500	2/12/2028	315,648
75,000	Phillips 66	5.8750	5/1/2042	90,133
40,000	QEP Resources, Inc.	5.6250	3/1/2026	37,800
550,000	Reliance Holding USA, Inc.	4.5000	10/19/2020	564,741
650,000	Reliance Holding USA, Inc.	5.4000	2/14/2022	686,817
60,000	Sanchez Energy Corp.	6.1250	1/15/2023	43,762
1,000,000	Sinopec Group Overseas Development 2015 Ltd.	2.5000	4/28/2020	985,093
200,000	Sinopec Group Overseas Development 2017 Ltd. (a)	3.0000	4/12/2022	195,323
45,000	Sunoco LP / Sunoco Finance Corp. (a)	5.5000	2/15/2026	43,425
				9,830,452
	OIL & GAS SERVICES - 0.1%
300,000	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor, Inc. (a)	4.0800	12/15/2047	283,668
45,000	USA Compression Partners LP / USA Compression Finance Corp. (a)	6.8750	4/1/2026	45,675
				329,343

	OTHER ABS - 15.5%
246,200	AASET 2018-1 US Ltd A A (a)	3.8440	1/16/2038	244,285
2,000,000	AIMCO CLO Series 2015-A AR 3 Month LIBOR + 0.85 (a,b)	2.5715	1/15/2028	2,002,464
1,630,528	Ajax Mortgage Loan Trust 2016-C A(a,d)	4.0000	10/25/2057	1,635,550
500,000	ALM VII R Ltd. CR 3 Month LIBOR + 4.04 (a,b)	5.7615	10/15/2028	514,277
500,000	Anchorage Capital CLO 5 Ltd. A 3 Month LIBOR + 0.99 (a,b)	2.7115	1/15/2030	500,000
1,000,000	Annisa CLO Ltd. 2016-2 B 3 Month LIBOR + 2.10 (a,b)	3.8447	7/20/2028	1,003,054
2,065,000	Apidos CLO XVI 2013-16A A1R 3 Month LIBOR 0.98 (a,b)	2.7192	1/19/2025	2,065,454
250,000	Apidos CLO XVIII 2014-18A D 3 Month LIBOR + 5.20 (a,b)	6.9447	7/22/2026	251,035
625,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd. 1 Month LIBOR + 5.00 (a,c,d)	6.7766	9/15/2025	625,585
596,859	Arcadia Receivables Credit Trust 2017-1 A (a)	3.2500	6/15/2023	596,067
2,276,204	Atrium X AR 3 Month LIBOR + 0.95 (a,b)	2.6715	7/16/2025	2,276,422
143,427	Avant Loans Funding Trust 2017-A (a)	2.4100	3/15/2021	143,369
1,000,000	Avery Point VII CLO Ltd. A1 3 Month LIBOR + 1.50 (a,b)	3.2215	1/15/2028	1,004,515
4,855,454	Bayview Opportunity Master Fund IVa Trust 2018-RN1 A1 (a,d)	3.2775	1/29/2033	4,829,307
500,000	BlueMountain CLO 2013-1 Ltd. CR 3 Month LIBOR + 4.15 (a,b)	5.8947	1/20/2029	509,487
2,730,000	BlueMountain CLO 2015-2 Ltd A1 3 Month LIBOR + 1.43 (a,b)	3.1641	7/18/2027	2,732,714
3,500,000	BlueMountain CLO 2015-3 Ltd A1 3 Month LIBOR + 1.48 (a,b)	3.2247	10/20/2027	3,504,767
500,000	Canyon Capital CLO 2017-1 Ltd. D 3 Month LIBOR + 3.60 (a,b)	5.3215	7/15/2030	507,451
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. 3 Month LIBOR + 1.00 (a,b)	2.7447	4/20/2027	999,163
491,076	CENT CLO 19 Ltd. 2013-19A A1A 3 Month LIBOR + 1.33 (a,b)	3.0903	10/29/2025	491,679
2,000,000	CIM TRUST	12.3161	7/26/2055	1,971,140
2,000,000	CIM TRUST (a,b)	8.7308	2/27/2056	1,930,883
2,000,000	CIM TRUST	9.9638	2/27/2056	1,942,247
1,208,026	Citicorp Residential Mortgage Trust Series 2007-2 A4 (d)	5.2153	6/25/2037	1,224,204
744,375	Coinstar Funding LLC Series 2017-1 A2 (a)	5.2160	4/25/2047	764,531
219,567	Consumer Installment Loan Trust Series 2016-LD1 A (a)	3.9600	7/15/2022	219,579
8,140	Countrywide Asset-Backed Certificates 2005-15 1AF6 (b)	4.4229	4/25/2036	8,214
475,115	Crown Point CLO II Ltd. A1LR 3 Month LIBOR + 0.59 (a,b)	2.3115	12/31/2023	475,504
250,000	Dorchester Park CLO Ltd. 2015-1A C 3 Month LIBOR + 3.20 (a,b)	4.9447	1/20/2027	250,653
250,000	Dorchester Park CLO Ltd. 2015-1A D 3 Month LIBOR + 3.55 (a,b)	5.2947	1/20/2027	250,794
562,500	Eagle I Ltd. 2014-1A A1 (a)	2.5700	12/15/2039	559,081
840,931	GCAT 2017-5 LLC A1 (a,d)	3.2282	7/25/2047	836,032
660,625	GoldentTree Loan Management US CLO 1 Ltd X 3 Month LIBOR + 0.80 (a,b)	2.5447	4/20/2029	660,942
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. C 3 Month LIBOR + 2.70 (a,b)	4.4734	8/1/2025	249,248
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. D 3 Month LIBOR + 3.80 (a,b)	5.5734	8/1/2025	248,549
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. A1R 3 Month LIBOR + 1.13 (a,b)	2.8641	4/18/2026	300,268
2,000,000	Halcyon Loan Advisors Funding 2015-3 Ltd A1R 1 Month LIBOR + 0.90 (a,b)	2.6341	10/18/2027	1,989,414
995,431	Invitation Homes 2017-SFR2 Trust A 1 Month LIBOR + 0.85 (a,b)	2.6582	12/17/2036	1,002,750
1,492,823	Invitation Homes 2018-SFR1 Trust A 1 Month LIBOR + 0.70 (a,b)	2.5082	3/17/2037	1,497,500
255,000	Invitation Homes 2018-SFR1 Trust C 1 Month LIBOR + 1.25 (a,b)	3.0582	3/17/2037	256,580
170,000	Invitation Homes 2018-SFR1 Trust D 1 Month LIBOR + 1.45 (a,b)	3.2582	3/17/2037	171,063
1,375,000	Jamestown CLO III Ltd 2013-3A A1AR 3 Month LIBOR + 1.14 (a,b)	2.8615	1/15/2026	1,376,246
2,000,000	Jamestown CLO IV Ltd. 2014-4A A1AR 3 Month LIBOR + 0.69 (a,b)	2.4115	7/15/2026	1,995,011
1,050,000	Jamestown CLO VI Ltd. 2015-6A A1AR 3 Month LIBOR + 1.15 (a,b)	3.0349	2/20/2027	1,050,262
1,000,000	Jamestown CLO IX Ltd. 2016-9A A1A 3 Month LIBOR + 1.57 (a,b)	3.3147	10/20/2028	1,003,620
1,638,229	JP Morgan Mortgage Acquisition Trust 2006-RM1 A5 1 Month LIBOR + 0.24 (b)	2.1115	8/25/2036	914,848
1,854,167	Labrador Aviation Finance Ltd. 2016-1A (a)	5.6820	1/15/2042	1,832,501
2,750,000	LCM XVI LP 16A A 3 Month LIBOR + 1.03 (a,b)	2.7515	7/15/2026	2,751,103
92,198	LendingClub Issuance Trust Series 2016-NP1 A (a)	3.0000	1/17/2023	92,102
2,000,000	Madison Park Funding XI Ltd AR 3 Month LIBOR + 1.16 (a,b)	2.9045	7/23/2029	2,002,500
1,000,000	Magnetite XII Ltd. 2015-12A AR 3 Month LIBOR + 1.33 (a,b)	3.0515	4/15/2027	1,001,632
529,562	Marlette Funding Trust 2017-2 A (a)	2.3900	7/15/2024	528,462
936,274	Marlette Funding Trust 2018-1 A (a)	2.6100	3/15/2028	934,763
1,214,711	Mill City Mortgage Loan Trust 2017-1 A1 (a,b)	2.7500	11/25/2058	1,206,515
204,812	Mosaic Solar Loans 2017-1 LLC A (a)	4.4500	6/20/2042	208,954
2,295,093	NewMark Capital Funding 2013-1 CLO Ltd. A1 3 Month LIBOR + 0.94 (a,b)	2.9572	6/2/2025	2,295,984
163,935	NewMark Capital Funding 2013-1 CLO Ltd. A2 3 Month LIBOR + 1.12 (a,b)	3.1372	6/2/2025	164,173
1,000,000	OCP CLO 2015-8 Ltd. A1 3 Month LIBOR + 1.08 (a,b)	2.8346	4/26/2031	1,000,588
500,000	Octagon Investment Partners XIV Ltd. 2012-1A CR 3 Month LIBOR + 4.00 (a,b)	5.7215	7/15/2029	508,006
1,000,000	Octagon Loan Funding Ltd. 2014-1A A1R 3 Month LIBOR + 1.14 (a,b)	3.0249	11/18/2026	1,001,884
802,561	OneMain Financial Issuance Trust 2015-1A (a)	3.1900	3/18/2026	804,298
1,000,000	Oportun Funding IV LLC 2016-C A (a)	3.2800	11/8/2021	999,789
744,974	Pretium Mortgage Credit Partners I 2017-NPL2 LLC A1 (a,d)	3.2500	3/28/2057	740,633
989,298	Progress Residential 2016-SFR1 Trust A 1 Month LIBOR + 1.50 (a,b)	3.3082	9/17/2033	995,835
3,320,000	Race Point IX CLO Ltd. A1AR 3 Month LIBOR + 1.21 (a,b)	2.9315	10/15/2030	3,339,977
19,976	RAMP Series 2006-RS4 A3 Trust 1 Month LIBOR + 0.17 (b)	2.0415	7/25/2036	19,963
500,000	Sapphire Aviation Finance I Ltd. B (a)	6.0000	3/15/2040	501,317
926,461	SCF Equipment Leasing 2017-2 LLC A (a)	3.4100	12/20/2023	913,914
1,000,000	Shackleton 2016-IX CLO Ltd. A 3 Month LIBOR + 1.50 (a,b)	3.2447	10/20/2028	1,006,861
372,827	Sierra Timeshare 2016-2 Receivables Funding LLC (a)	2.3300	7/20/2033	368,473
864,535	Sierra Timeshare 2016-3 Receivables Funding LLC (a)	2.4300	10/20/2033	849,108
645,632	Sofi Consumer Loan Program 2017-5 LLC A1 (a)	2.1400	9/25/2026	641,988
572,446	Sofi Consumer Loan Program 2017-6 LLC A1 (a)	2.2000	11/25/2026	569,605
375,000	Sofi Consumer Loan Program 2017-6 LLC A2 (a)	2.8200	11/25/2026	370,788
936,566	Sofi Consumer Loan Program 2018-1 Trust A1 (a)	2.5500	2/25/2027	933,662
1,550,640	SpringCastle America Funding LLC 2016-AA A (a)	3.0500	4/25/2029	1,557,669
1,000,000	Springleaf Funding Trust 2016-A (a)	2.9000	11/15/2029	995,567

1,018,575	Symphony CLO VIII LP 2012-8A AR 3 Month LIBOR + 1.10 (a,b)	2.8039	1/9/2023	1,019,506
2,000,000	TES 2017-1 LLC B (a)	7.7400	10/20/2047	1,989,108
2,830,550	U.S. Residential Opportunity Fund IV Trust 2017-2 A (a,d)	3.3515	11/27/2037	2,823,135
705,803	Upstart Securitization Trust 2017-2 (a)	2.5080	3/20/2025	703,523
1,413,987	Velocity Commercial Capital Loan Trust 2016-2 AFX (b)	2.9969	10/25/2046	1,404,809
3,125,000	Venture VII CDO Ltd. 2006-7A A1B 3 Month LIBOR + 0.33 (a,b)	2.0747	1/20/2022	3,125,816
1,000,000	Venture XVII CLO Ltd. 2014-17A AR 3 Month LIBOR + 1.08 (a,b)	2.8015	7/15/2026	1,001,149
250,000	Venture XVII CLO Ltd 2014-17A B2R 3 Month LIBOR + 1.60 (a,b)	3.3215	7/15/2026	250,267
1,000,000	Venture XXIII CLO Ltd 2016-23A 3 Month LIBOR + 1.65 (a,b)	2.3048	7/19/2028	1,002,508
1,000,000	Vibrant CLO V Ltd. 2016-5A 3 Month LIBOR + 1.55 (a,b)	3.2947	1/20/2029	1,007,660
317,827	VOLT LVIII LLC 2017-NPL5 A1 (a,d)	3.3750	5/27/2047	317,294
1,246,168	VOLT LX LLC 2017-NPL7 A1 (a,d)	3.2500	4/25/2059	1,240,839
618,664	VOLT LXI LLC 2017-NPL8 A1 (a,d)	3.1250	6/25/2047	615,470
1,998,729	VOLT LXIII LLC 2017-NP10 A1 (a,d)	3.0000	10/25/2047	1,979,964
863,881	Voya CLO 2013-2 Ltd. 3 Month LIBOR + 1.15 (a, b)	2.8952	4/25/2025	863,880
2,541,119	Washington Mutural Asset-Backed Certificates Series 2006-HE5 Trust 1A 1 Month LIBOR + 0.17 (b)	2.0415	11/25/2036	1,180,057
1,000,000	Zais CLO 2 Ltd. 2014-2A A1A 3 Month LIBOR + 1.20 (a,b)	2.9452	7/25/2026	1,001,021
1,000,000	Zais CLO 5 Ltd. 2016-2A A1 3 Month LIBOR + 1.53 (a, b)	3.2515	10/15/2028	1,004,476
				103,254,904
	PACKAGING & CONTAINERS - 0.2%
90,000	Flex Acquisition Co., Inc. (a)	6.8750	1/15/2025	89,100
955,000	Packaging Corp. of America	2.4500	12/15/2020	939,913
50,000	Plastipak Holdings, Inc. (a)	6.2500	10/15/2025	49,875
170,000	WestRock Co. (a)	3.7500	3/15/2025	169,606
				1,248,494
	PHARMACEUTICALS - 0.5%
169,000	AbbVie, Inc.	4.7000	5/14/2045	174,276
930,000	AstraZeneca PLC	2.3750	11/16/2020	915,291
541,000	Cardinal Health, Inc.	1.9480	6/14/2019	535,132
930,000	CVS Health Corp.	2.8000	7/20/2020	923,363
165,000	CVS Health Corp.	5.0500	3/25/2048	173,545
80,000	NVA Holdings, Inc./United States (a)	6.8750	4/1/2026	80,600
140,000	Shire Acquisitions Investments Ireland DAC	2.8750	9/23/2023	133,655
365,000	Teva Pharmaceutical Finance Netherlands III BV	2.8000	7/21/2023	309,258
70,000	Valeant Pharmaceuticals International, Inc. (a)	5.5000	11/1/2025	68,145
				3,313,265
	PIPELINES - 0.4%
95,000	Cheniere Energy Partners (a)	5.2500	10/1/2025	93,694
100,000	Enable Midstream Partners LP	4.4000	3/15/2027	97,870
310,000	Energy Transfer LP	4.7500	1/15/2026	313,441
20,000	Energy Transfer LP	4.2000	4/15/2027	19,308
85,000	Enterprise Products Operating LLC	2.8000	2/15/2021	84,073
420,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	506,318
330,000	Sabine Pass Liquefaction LLC	5.0000	3/15/2027	342,840
800,000	Transportadora de Gas Internacional SA ESP	5.7000	3/20/2022	812,000
70,000	Williams Partners LP	3.7500	6/15/2027	66,923
				2,336,467
	REAL ESTATE - 0.0% ^
75,000	Kennedy-Wilson, Inc. (a)	5.8750	4/1/2024	74,344

	REAL ESTATE INVESTMENT TRUSTS - 0.2%
160,000	Boston Properties LP	4.1250	5/15/2021	164,113
150,000	Crown Castle International Corp.	3.6500	9/1/2027	142,924
160,000	Crown Castle International Corp.	3.8000	2/15/2028	153,883
85,000	ESH Hospitality, Inc. (a)	5.2500	5/1/2025	82,688
775,000	Simon Property Group LP	2.2000	2/1/2019	772,222
150,000	Simon Property Group LP	2.7500	6/1/2023	145,423
				1,461,253
	RETAIL - 0.2%
90,000	1011778 BC ULC / New Red Finance, Inc. (a)	5.0000	10/15/2025	85,698
80,000	Beacon Escrow Corp. (a)	4.8750	11/1/2025	76,200
45,000	PetSmart, Inc. (a)	7.1250	3/15/2023	25,538
25,000	PetSmart, Inc. (a)	5.8750	6/1/2025	18,063
300,000	SACI Falabella	3.7500	4/30/2023	297,254
				502,753
	SEMICONDUCTORS - 0.1%
555,000	Analog Devices, Inc.	2.9500	1/12/2021	553,167
160,000	Applied Materials, Inc.	4.3500	4/1/2047	170,166
				723,333
	SOFTWARE - 0.0% ^
75,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (a)	10.0000	11/30/2024	83,250
40,000	Riverbed Technology, Inc. (a)	8.8750	3/1/2023	38,000
40,000	Solera LLC / Solera Finance, Inc. (a)	10.5000	3/1/2024	44,500
50,000	Sophia LP / Sophia Finance, Inc. (a)	9.0000	9/30/2023	52,500
				218,250

	SOVEREIGN - 1.8%
1,050,000	Chile Government International Bond	2.2500	10/30/2022	1,005,900
200,000	Chile Government International Bond	3.1250	1/21/2026	195,700
500,000	Chile Government International Bond	3.2500	9/14/2021	502,750
200,000	Costa Rica Government International Bond	9.9950	8/1/2020	223,150
800,000	Dominican Republic International Bond	7.5000	5/6/2021	850,456
200,000	Export-Import Bank of India	2.7500	4/1/2020	197,572
800,000	Export-Import Bank of India	3.1250	7/20/2021	789,478
200,000	Export-Import Bank of India	4.0000	1/14/2023	199,967
200,000	Indonesia Government International Bond	3.7000	1/8/2022	200,744
600,000	Indonesia Government International Bond	4.8750	5/5/2021	625,685
200,000	Israel Government International Bond	2.8750	3/16/2026	191,672
900,000	Israel Government International Bond	4.0000	6/30/2022	930,566
200,000	Malaysia Sovereign Sukuk Bhd	3.0430	4/22/2025	195,880
50,000	Mexico Government International Bond	4.0000	10/2/2023	51,200
262,000	Mexico Government International Bond	4.1500	3/28/2027	264,882
200,000	Panama Government International Bond	4.0000	9/22/2024	205,300
800,000	Panama Government International Bond	5.2000	1/30/2020	833,600
200,000	Perusahaan Penerbit SBSN Indonesia III (a)	4.1500	3/29/2027	198,000
300,000	Perusahaan Penerbit SBSN Indonesia III	6.1250	3/15/2019	309,426
1,600,000	Philippine Government International Bond	4.0000	1/15/2021	1,636,965
200,000	Philippine Government International Bond	4.2000	1/21/2024	208,038
500,000	Republic of Poland Government International Bond	5.1250	4/21/2021	531,250
1,750,000	Wakala Global Sukuk Bhd	4.6460	7/6/2021	1,843,607
				12,191,788
	STUDENT LOAN ABS - 0.7%
777,954	Access Lex Institute 3 Month LIBOR + 0.55 (b)	2.4936	2/25/2037	745,889
1,000,000	Commonbond Student Loan Trust 2017-B-GS (a)	4.4400	9/25/2042	986,689
12,000	Earnest Student Loan Program 2016-D LLC (a)	—	1/25/2041	942,000
382,034	Earnest Student Loan Program 2017-A LLC (a)	2.6500	1/25/2041	374,642
811,784	Sofi Professional Loan Program 2017-B LLC (a)	1.8300	5/25/2040	806,691
827,847	Wachovia Student Loan Trust 2006-1 3 Month LIBOR + 0.12 (a,b)	1.8652	7/26/2027	827,268
				4,683,179
	TECHNOLOGY - 0.1%
700,000	AXIATA SPV2 BHD	3.4660	11/19/2020	701,660

	TELECOMMUNICATIONS - 0.7%
800,000	America Movil SAB de CV	5.0000	3/30/2020	825,686
910,000	AT&T, Inc.	2.8000	2/17/2021	901,083
495,000	AT&T, Inc.	5.2500	3/1/2037	523,648
300,000	Axiata SPV2 Bhd	3.4660	11/19/2020	300,711
700,000	Bharti Airtel International Netherlands BV	5.1250	3/11/2023	712,166
20,000	CB Escrow Corp. (a)	8.0000	10/15/2025	18,625
55,000	Cincinnati Bell, Inc. (a)	7.0000	7/15/2024	49,225
200,000	Digicel Group Ltd.	7.1250	4/1/2022	156,000
25,000	Frontier Communications Corp.	8.5000	4/15/2020	25,156
90,000	GTT Communications, Inc. (a)	7.8750	12/31/2024	90,225
55,000	Intelsat Jackson Holdings SA	7.2500	10/15/2020	50,875
80,000	Level 3 Financing, Inc.	5.3750	1/15/2024	77,950
200,000	SingTel Group Treasury Pte Ltd.	4.5000	9/8/2021	208,996
25,000	Sprint Capital Corp.	6.8750	11/15/2028	23,313
45,000	Sprint Corp.	7.1250	6/15/2024	43,875
400,000	Telefonica Celular del Paraguay S.A.	6.7500	12/13/2022	408,424
80,000	Telesat Canada / Telesat LLC (a)	8.8750	11/15/2024	87,800
				4,503,758
	TEXTILES - 0.1%
830,000	Cintas Corp. No. 2	2.9000	4/1/2022	817,031

	TOYS/GAMES/HOBBIES - 0.0% ^
40,000	Hasbro, Inc.	3.5000	9/15/2027	37,467

	TRANSPORTATION - 0.2%
165,000	CSX Corp.	3.8000	11/1/2046	151,837
700,000	PSA International Pte Ltd.	4.6250	9/11/2019	734,337
400,000	PSA International Pte Ltd.	3.8750	2/11/2021	420,197
				1,306,371
	TRUCKING & LEASING - 0.1%
330,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)	4.2000	4/1/2027	332,668

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%
159,433	Fannie Mae Pool AL4292 (c)	4.5000	4/1/2026	165,892
606,379	Fannie Mae Pool AS4281 (c)	3.0000	1/1/2035	604,537
1,070,643	Fannie Mae Pool AS4360 (c)	3.0000	1/1/2035	1,067,391
743,277	Fannie Mae Pool AS4645 (c)	3.0000	3/1/2045	728,083
865,761	Fannie Mae Pool AS7661 (c)	3.0000	8/1/2046	839,523
49,119	Fannie Mae Pool MA1050 (c)	4.5000	3/1/2042	50,715
1,432,714	Fannie Mae Pool MA2737 (c)	3.0000	12/31/2049	1,400,143
906,910	Freddie Mac Gold Pool (c)	4.0000	4/1/2047	933,251
971,904	Freddie Mac Gold Pool G08622 (c)	3.0000	1/1/2045	952,385
1,249,379	Freddie Mac Gold Pool G08721 (c)	3.0000	8/1/2046	1,220,216
221,552	Freddie Mac Gold Pool N70081 (c)	5.5000	7/1/2038	244,346
294,128	Freddie Mac Gold Pool Q13637 (c)	3.0000	11/1/2042	289,134
302,443	Freddie Mac Gold Pool Q13638 (c)	3.0000	11/1/2042	297,310
				8,792,926

	TREASURY SECURITIES - 6.3%
105,000	United States Treasury Bond	0.7500	8/31/2018	104,508
1,690,000	United States Treasury Bond	1.8750	8/31/2024	1,612,300
1,410,000	United States Treasury Bond	2.1250	9/30/2024	1,364,340
1,560,000	United States Treasury Bond	2.2500	10/31/2024	1,520,086
1,525,000	United States Treasury Bond	2.2500	8/15/2027	1,462,213
2,870,000	United States Treasury Bond	2.2500	11/15/2027	2,749,146
1,190,000	United States Treasury Bond	2.7500	11/15/2042	1,148,629
1,000,000	United States Treasury Bond	3.6250	8/15/2043	1,119,492
540,000	United States Treasury Bond	3.3750	5/15/2044	580,732
1,660,000	United States Treasury Bond	2.8750	8/15/2045	1,630,172
1,000,000	United States Treasury Bond	2.8750	11/15/2046	980,703
4,163,792	United States Treasury Inflation Indexed Note	1.3750	7/15/2018	4,834,243
1,694,416	United States Treasury Inflation Indexed Note	0.1250	4/15/2022	1,702,623
574,766	United States Treasury Inflation Indexed Note	0.3750	7/15/2027	568,162
1,670,000	United States Treasury Note	1.1250	1/15/2019	1,657,345
270,000	United States Treasury Note	1.1250	1/31/2019	267,848
1,730,000	United States Treasury Note	0.7500	2/15/2019	1,709,727
1,380,000	United States Treasury Note	2.0000	5/31/2021	1,362,049
1,580,000	United States Treasury Note	1.1250	6/30/2021	1,515,689
4,010,000	United States Treasury Note	2.0000	8/31/2021	3,949,693
4,810,000	United States Treasury Note	2.1250	9/30/2021	4,754,948
1,430,000	United States Treasury Note	1.2500	10/31/2021	1,370,510
1,400,000	United States Treasury Note	1.7500	11/30/2021	1,364,344
1,390,000	United States Treasury Note	2.0000	12/31/2021	1,365,404
1,425,000	United States Treasury Note	1.8750	1/31/2022	1,392,715
				42,087,621

	TOTAL BONDS & NOTES (Cost - $459,114,678)			453,531,924

Contracts		Counterparty	Notional Value
	PURCHASED OPTIONS - 23.6%
718,427	ISAM, August 2019, Call @	Nomura		41,173,990
634,688	WNTN, August 2019, Call @	Nomura		116,073,334
	TOTAL PURCHASED OPTIONS (Cost - $159,814,445)			157,247,324

		Yield	Maturity
	SHORT-TERM INVESTMENTS - 2.2%
	U.S. TREASURY BILLS - 2.2%
1,980,000	United States Treasury Bill	1.4800	4/19/2018	1,978,472
2,820,000	United States Treasury Bill	1.6200	5/17/2018	2,814,145
3,780,000	United States Treasury Bill	1.6300	6/7/2018	3,768,529
5,680,000	United States Treasury Bill	1.8000	8/16/2018	5,641,565
570,000	United States Treasury Bill	1.8700	9/6/2018	565,394
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,768,136)			14,768,105

	TOTAL INVESTMENTS - 93.9% (Cost - $634,898,221)			$625,814,062
	OTHER ASSETS LESS LIABILITIES - 6.1%			40,843,494
	TOTAL NET ASSETS - 100.0%			$666,657,556

MBS - Mortgage Backed Security

ABS - Asset Backed Security

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

*	Non-Income bearing.

^	Represents a percentage less than 0.05%

**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2018, these securities amounted to $174,955,485 or 26.2% of net assets.

(b)	Variable rate security; the rate shown represents the rate at March 31, 2018.

(c)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.

(d)	Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2018.

(e)	Security in default.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Principal Amount ($)		Yield (b)	Maturity	Value
	SHORT-TERM INVESTMENT - 63.8%
	U.S. TREASURY BILL - 63.8%
$6,000,000	U.S. Treasury Bill	1.49%	4/26/2018	$5,993,640
22,820,000	U.S. Treasury Bill	1.55%	5/24/2018	22,767,926
	TOTAL SHORT-TERM INVESTMENT (Cost - $28,762,114)			28,761,566

	TOTAL INVESTMENTS - 63.8% (Cost - $28,762,114)			$28,761,566
	OTHER ASSETS LESS LIABILITIES - 36.2%			16,346,671
	TOTAL NET ASSETS - 100.0%			$45,108,237

(a) All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.

(b) Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

Contracts	Issue	Counterparty	Expiration	Notional Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
	SHORT FUTURES CONTRACTS
141	90-Day Euro$ Future	Bank of America Merrill Lynch	June-19	34,307,063	$(1,087)
75	90-Day Sterling Future	Bank of America Merrill Lynch	March-19	13,000,020	2,582
56	Australian 3 Year Bond Future	Bank of America Merrill Lynch	June-18	4,775,451	(10,776)
33	Bank Acceptance Future	Bank of America Merrill Lynch	March-19	6,253,490	(321)
3	CAC 40 10 Euro Future	Bank of America Merrill Lynch	April-18	190,178	(1,975)
14	Canadian Dollar Future	Bank of America Merrill Lynch	June-18	1,086,750	(10,855)
89	Canadian 10 Year Bond Future	Bank of America Merrill Lynch	June-18	9,199,946	(146,500)
7	Canola (WCE) Future (a)	Bank of America Merrill Lynch	May-18	56,760	(1,372)
7	Cattle Feeder Future (a)	Bank of America Merrill Lynch	May-18	469,088	12,713
59	Coffee Future (a)	Bank of America Merrill Lynch	May-18	2,614,069	101,813
22	Coffee Robusta Future (a)	Bank of America Merrill Lynch	May-18	379,500	7,580
35	Corn Future (a)	Bank of America Merrill Lynch	May-18	678,563	(23,300)
2	DAX Index Future	Bank of America Merrill Lynch	June-18	745,259	(3,356)
21	Dollar Index Future	Bank of America Merrill Lynch	June-18	1,886,052	(5,072)
13	Euro BOBL Future	Bank of America Merrill Lynch	June-18	2,098,432	(13,616)
19	Euro STOXX 50 Future	Bank of America Merrill Lynch	June-18	766,676	(7,354)
11	FTSE 100 Index Future	Bank of America Merrill Lynch	June-18	1,079,154	(7,014)
1	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	June-18	41,680	(63)
8	IBEX 35 Index Future	Bank of America Merrill Lynch	April-18	941,701	(2,876)
24	Lean Hogs Future (a)	Bank of America Merrill Lynch	June-18	734,880	(3,190)
47	Live Cattle Future (a)	Bank of America Merrill Lynch	June-18	1,928,410	100,590
33	Long Gilt Future	Bank of America Merrill Lynch	June-18	5,685,637	(84,586)
104	Natural Gas Future (a)	Bank of America Merrill Lynch	May-18	2,842,320	(46,210)
36	OMXS30 Index Future	Bank of America Merrill Lynch	April-18	655,108	(5,563)
2	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	June-18	281,094	(2,513)
60	Silver Future (a)	Bank of America Merrill Lynch	May-18	4,880,400	65,100
63	Soybean Oil Future (a)	Bank of America Merrill Lynch	May-18	1,204,686	(402)
29	STOXX Europe 600 Index Future	Bank of America Merrill Lynch	June-18	649,828	(557)
112	US 2 Year Note (CBT) Future	Bank of America Merrill Lynch	June-18	23,812,250	(6,000)
63	US 5 Year Note (CBT) Future	Bank of America Merrill Lynch	June-18	7,211,039	(23,828)
36	US 10 Year Note (CBT) Future	Bank of America Merrill Lynch	June-18	4,361,063	(35,430)
24	US 10 Year Ultra Note Future	Bank of America Merrill Lynch	June-18	3,116,625	(41,039)
18	US Long Bond (CBT) Future	Bank of America Merrill Lynch	June-18	2,639,250	(57,031)
10	US Ultra Bond (CBT) Future	Bank of America Merrill Lynch	June-18	1,604,688	(45,781)
22	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	May-18	496,100	1,400
21	White Sugar (ICE) Future (a)	Bank of America Merrill Lynch	May-18	368,760	5,595
190	World Sugar #11 (a)	Bank of America Merrill Lynch	May-18	2,628,080	243,096
					(47,198)

	LONG FUTURES CONTRACTS
117	3 Month Euro EURIBOR Future	Bank of America Merrill Lynch	March-19	36,068,454	24,494
44	90-Day Bank Bill Future	Bank of America Merrill Lynch	December-18	33,587,886	3,160
2	Amsterdam Index Future	Bank of America Merrill Lynch	April-18	259,744	(1,403)
27	Australian Dollar Future	Bank of America Merrill Lynch	June-18	2,072,520	(57,800)
5	Australian 10 Year Bond Future	Bank of America Merrill Lynch	June-18	497,113	(549)
146	BIST National 30 Index Future	Bank of America Merrill Lynch	April-18	517,546	(21,377)
32	British Pound Future	Bank of America Merrill Lynch	June-18	2,811,600	(175)
36	Brent Crude Oil Future (a)	Bank of America Merrill Lynch	June-18	2,496,240	23,610
49	Cocoa Future (a)	Bank of America Merrill Lynch	May-18	1,252,440	119,060
10	Cocoa (ICE) Future (a)	Bank of America Merrill Lynch	May-18	245,911	(5,040)
22	Copper Future (a)	Bank of America Merrill Lynch	May-18	1,664,025	(106,975)
38	Cotton No. 2 Future (a)	Bank of America Merrill Lynch	May-18	1,547,740	52,515
9	DJIA Mini e-CBOT Future	Bank of America Merrill Lynch	June-18	1,086,615	(36,650)
16	E-Mini Russell 2000 Future	Bank of America Merrill Lynch	June-18	1,224,960	(44,870)
8	Euro BUXL 30 Year Bond Future	Bank of America Merrill Lynch	June-18	1,627,141	8,020
53	Euro BTP Future	Bank of America Merrill Lynch	June-18	9,046,620	192,696
2	Euro-Bund Future	Bank of America Merrill Lynch	June-18	392,150	295
20	Euro FX Future	Bank of America Merrill Lynch	June-18	3,089,625	(23,050)
78	Euro OAT Future	Bank of America Merrill Lynch	June-18	14,829,561	133,311
195	Euro-Schatz Future	Bank of America Merrill Lynch	June-18	26,853,938	9,553
37	FTSE China A50 Index Future	Bank of America Merrill Lynch	April-18	472,768	5,922
9	FTSE KLCI Index Future	Bank of America Merrill Lynch	April-18	216,158	233
5	FTSE/MIB Index Future	Bank of America Merrill Lynch	June-18	674,973	(9,574)
21	Gasoline RBOB Future (a)	Bank of America Merrill Lynch	May-18	1,782,169	75,264
55	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	June-18	7,300,150	(110,580)
3	Hang Seng Index Future	Bank of America Merrill Lynch	April-18	574,328	(16,380)
5	Hang Seng China Enterprises Index Future	Bank of America Merrill Lynch	April-18	383,714	(10,003)
16	Japan 10 Year Bond Future	Bank of America Merrill Lynch	June-18	22,694,875	19,549
53	Japanese Yen Future	Bank of America Merrill Lynch	June-18	6,256,319	(20,444)
15	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	May-18	350,438	(41,300)
6	KOSPI 200 Index Future	Bank of America Merrill Lynch	June-18	444,132	(2,543)
6	LME Aluminum Future (a)	Bank of America Merrill Lynch	June-18	300,488	(11,120)
5	LME Copper Future (a)	Bank of America Merrill Lynch	June-18	839,156	(12,683)
1	LME Lead Future (a)	Bank of America Merrill Lynch	June-18	59,900	575
12	LME Nickel Future (a)	Bank of America Merrill Lynch	June-18	957,312	(5,862)
12	LME Zinc Future (a)	Bank of America Merrill Lynch	June-18	983,100	7,779
39	Low Sulfur Gas Oil Future (a)	Bank of America Merrill Lynch	May-18	2,410,200	39,100
81	Mexican Peso Future	Bank of America Merrill Lynch	June-18	2,199,555	43,265
6	Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	June-18	600,180	(9,840)
18	Mini MSCI Emerging Market Index Future	Bank of America Merrill Lynch	June-18	1,069,020	(25,160)
46	MSCI Singapore Index Future	Bank of America Merrill Lynch	April-18	1,365,652	16,491
36	MSCI Taiwan Index Future	Bank of America Merrill Lynch	April-18	1,454,760	(5,920)
9	NASDAQ 100 E-Mini Future	Bank of America Merrill Lynch	June-18	1,186,920	(95,392)
19	New Zealand Dollar Future	Bank of America Merrill Lynch	June-18	1,371,800	(18,540)
1	Nikkei 225 (SGX) Index Future	Bank of America Merrill Lynch	June-18	99,765	(152)
18	NY Harbor ULSD Future (a)	Bank of America Merrill Lynch	May-18	1,527,876	20,597
10	Palladium Future (a)	Bank of America Merrill Lynch	June-18	943,800	(35,855)
9	Platinum Future (a)	Bank of America Merrill Lynch	July-18	419,670	(10,520)
9	S&P 500 E-mini Future	Bank of America Merrill Lynch	June-18	1,189,350	(59,453)
7	S&P Mid 400 E-mini Future	Bank of America Merrill Lynch	June-18	1,318,170	(47,820)
84	SET50 Index Future	Bank of America Merrill Lynch	June-18	626,387	(11,433)
4	SGX Nifty 50 Index Future	Bank of America Merrill Lynch	April-18	81,096	753
89	Short-Term Euro-BTP Future	Bank of America Merrill Lynch	June-18	12,344,525	61,270
58	Soybean Future (a)	Bank of America Merrill Lynch	May-18	3,029,775	(26,725)
32	Soybean Meal Future (a)	Bank of America Merrill Lynch	May-18	1,228,800	(4,430)
8	SPI 200 Index Future	Bank of America Merrill Lynch	June-18	879,960	(29,356)
15	Swiss Franc Future	Bank of America Merrill Lynch	June-18	1,971,375	(25,300)
1	TOPIX Index Future	Bank of America Merrill Lynch	June-18	160,461	(1,885)
1	WIG20 Index Future	Bank of America Merrill Lynch	June-18	12,962	(769)
34	WTI Crude Oil Future (a)	Bank of America Merrill Lynch	May-18	2,207,960	116,280
					26,864
	TOTAL UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(20,334)

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For	U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
4/3/2018	Barclays Bank PLC	4,481,930	BRL	$1,380,181	$1,348,197	$(31,984)
4/3/2018	Barclays Bank PLC	17,157	BRL	5,267	5,161	(106)
4/3/2018	Barclays Bank PLC	7,971	BRL	2,463	2,398	(65)
4/3/2018	Barclays Bank PLC	52,374	BRL	16,192	15,754	(438)
4/3/2018	Barclays Bank PLC	83,642	BRL	25,704	25,160	(544)
4/3/2018	Barclays Bank PLC	79,643	BRL	24,492	23,957	(535)
4/3/2018	Barclays Bank PLC	127,412	BRL	39,008	38,326	(682)
4/3/2018	Barclays Bank PLC	55,359	BRL	16,998	16,652	(346)
4/3/2018	Barclays Bank PLC	71,149	BRL	21,816	21,402	(414)
4/3/2018	Barclays Bank PLC	25,170	BRL	7,656	7,571	(85)
4/3/2018	Barclays Bank PLC	8,659	BRL	2,605	2,605	—
4/3/2018	Barclays Bank PLC	23,115	BRL	6,954	6,953	(1)
4/3/2018	Barclays Bank PLC	36,844	BRL	11,085	11,083	(2)
4/3/2018	Barclays Bank PLC	40,154	BRL	12,081	12,078	(3)
4/3/2018	Barclays Bank PLC	50,001	BRL	15,044	15,041	(3)
4/3/2018	Barclays Bank PLC	57,710	BRL	17,363	17,360	(3)
4/3/2018	Barclays Bank PLC	59,480	BRL	17,895	17,892	(3)
4/3/2018	Barclays Bank PLC	70,670	BRL	21,262	21,258	(4)
4/3/2018	Barclays Bank PLC	72,646	BRL	21,856	21,852	(4)
4/3/2018	Barclays Bank PLC	77,963	BRL	23,456	23,452	(4)
4/3/2018	Barclays Bank PLC	5,688,381	CLP	9,446	9,425	(21)
4/3/2018	Barclays Bank PLC	217,895	CZK	10,613	10,558	(55)
4/3/2018	Barclays Bank PLC	6,758,073	HUF	26,835	26,629	(206)
4/3/2018	Barclays Bank PLC	22,741	ILS	6,522	6,479	(43)
4/3/2018	Barclays Bank PLC	23,020,511	KRW	21,688	21,600	(88)
4/3/2018	Barclays Bank PLC	298,616	RUB	5,133	5,192	59
4/3/2018	Barclays Bank PLC	15,333	SGD	11,714	11,693	(21)
5/3/2018	Barclays Bank PLC	26,281	BRL	7,896	7,886	(10)
5/3/2018	Barclays Bank PLC	9,593	BRL	2,867	2,879	12
5/3/2018	Barclays Bank PLC	4,266,899	BRL	1,274,157	1,280,406	6,249
6/20/2018	Barclays Bank PLC	206,000	AUD	160,888	158,045	(2,843)
6/20/2018	Barclays Bank PLC	16,005	CAD	12,449	12,433	(16)
6/20/2018	Barclays Bank PLC	89,223	CAD	69,000	69,312	312
6/20/2018	Barclays Bank PLC	103,262	CAD	80,000	80,219	219
6/20/2018	Barclays Bank PLC	988,561,224	CLP	1,630,079	1,638,563	8,484
6/20/2018	Barclays Bank PLC	659,660	CLP	1,094	1,093	(1)
6/20/2018	Barclays Bank PLC	2,712,764	CLP	4,492	4,496	4
6/20/2018	Barclays Bank PLC	496,352	CLP	826	823	(3)
6/20/2018	Barclays Bank PLC	968,068	CLP	1,603	1,605	2
6/20/2018	Barclays Bank PLC	445,122	CLP	733	738	5
6/20/2018	Barclays Bank PLC	351,635	CLP	577	583	6
6/20/2018	Barclays Bank PLC	311,618	CLP	511	517	6

6/20/2018	Barclays Bank PLC	2,118,407	CLP	3,486	3,511	25
6/20/2018	Barclays Bank PLC	3,622,728	CLP	5,978	6,005	27
6/20/2018	Barclays Bank PLC	8,069,449	CLP	13,319	13,375	56
6/20/2018	Barclays Bank PLC	5,596,982	CLP	9,248	9,277	29
6/20/2018	Barclays Bank PLC	41,352,809	CZK	2,022,934	2,012,557	(10,377)
6/20/2018	Barclays Bank PLC	81,682	CZK	3,970	3,975	5
6/20/2018	Barclays Bank PLC	148,557	CZK	7,218	7,230	12
6/20/2018	Barclays Bank PLC	11,258	CZK	549	548	(1)
6/20/2018	Barclays Bank PLC	137,870	CZK	6,694	6,710	16
6/20/2018	Barclays Bank PLC	163,378	CZK	8,016	7,951	(65)
6/20/2018	Barclays Bank PLC	134,124	CZK	6,556	6,528	(28)
6/20/2018	Barclays Bank PLC	112,605	CZK	5,506	5,480	(26)
6/20/2018	Barclays Bank PLC	453,000	EUR	565,348	560,556	(4,792)
6/20/2018	Barclays Bank PLC	342,000	GBP	476,670	481,427	4,757
6/20/2018	Barclays Bank PLC	54,000	GBP	75,777	76,015	238
6/20/2018	Barclays Bank PLC	37,000	GBP	52,339	52,084	(255)
6/20/2018	Barclays Bank PLC	342,570,218	HUF	1,362,487	1,356,801	(5,686)
6/20/2018	Barclays Bank PLC	1,021,842	HUF	4,060	4,047	(13)
6/20/2018	Barclays Bank PLC	1,187,800	HUF	4,714	4,704	(10)
6/20/2018	Barclays Bank PLC	453,359	HUF	1,815	1,796	(19)
6/20/2018	Barclays Bank PLC	2,538,825	HUF	10,118	10,055	(63)
6/20/2018	Barclays Bank PLC	4,305,938	HUF	17,109	17,054	(55)
6/20/2018	Barclays Bank PLC	4,386,229	HUF	17,392	17,372	(20)
6/20/2018	Barclays Bank PLC	493,986	HUF	1,965	1,957	(8)
6/20/2018	Barclays Bank PLC	729,507	HUF	2,894	2,889	(5)
6/20/2018	Barclays Bank PLC	5,915,864	HUF	23,600	23,431	(169)
6/20/2018	Barclays Bank PLC	5,126,611	HUF	20,437	20,305	(132)
6/20/2018	Barclays Bank PLC	4,143,014	HUF	16,528	16,409	(119)
6/20/2018	Barclays Bank PLC	6,808,395	ILS	1,982,202	1,948,923	(33,279)
6/20/2018	Barclays Bank PLC	5,052	ILS	1,475	1,446	(29)
6/20/2018	Barclays Bank PLC	19,421	ILS	5,672	5,559	(113)
6/20/2018	Barclays Bank PLC	814	ILS	239	233	(6)
6/20/2018	Barclays Bank PLC	10,295	ILS	2,997	2,947	(50)
6/20/2018	Barclays Bank PLC	2,142	ILS	621	613	(8)
6/20/2018	Barclays Bank PLC	4,862	ILS	1,405	1,392	(13)
6/20/2018	Barclays Bank PLC	6,383	ILS	1,839	1,827	(12)
6/20/2018	Barclays Bank PLC	25,100	ILS	7,230	7,185	(45)
6/20/2018	Barclays Bank PLC	15,206	ILS	4,379	4,353	(26)
6/20/2018	Barclays Bank PLC	16,179	ILS	4,649	4,631	(18)
6/20/2018	Barclays Bank PLC	443,263,836	INR	6,730,906	6,730,161	(745)
6/20/2018	Barclays Bank PLC	1,104,547	INR	16,790	16,771	(19)
6/20/2018	Barclays Bank PLC	374,935	INR	5,704	5,693	(11)
6/20/2018	Barclays Bank PLC	781,194	INR	11,903	11,861	(42)
6/20/2018	Barclays Bank PLC	1,348,625	INR	20,498	20,476	(22)
6/20/2018	Barclays Bank PLC	1,636,372	INR	24,783	24,845	62
6/20/2018	Barclays Bank PLC	1,478,117	INR	22,393	22,443	50
6/20/2018	Barclays Bank PLC	2,577,757	INR	39,252	39,139	(113)
6/20/2018	Barclays Bank PLC	1,126,496	INR	17,240	17,104	(136)
6/20/2018	Barclays Bank PLC	1,281,933	INR	19,570	19,464	(106)
6/20/2018	Barclays Bank PLC	4,827,191,210	KRW	4,510,972	4,541,827	30,855
6/20/2018	Barclays Bank PLC	26,960,983	KRW	25,264	25,367	103
6/20/2018	Barclays Bank PLC	18,572,242	KRW	17,424	17,474	50
6/20/2018	Barclays Bank PLC	24,785,744	KRW	23,187	23,321	134
6/20/2018	Barclays Bank PLC	7,184,006	KRW	6,730	6,759	29
6/20/2018	Barclays Bank PLC	18,972,120	KRW	17,760	17,851	91
6/20/2018	Barclays Bank PLC	4,988,363	KRW	4,639	4,694	55
6/20/2018	Barclays Bank PLC	31,982,406	KRW	29,695	30,092	397
6/20/2018	Barclays Bank PLC	36,395,390	KRW	34,230	34,244	14
6/20/2018	Barclays Bank PLC	188,188	NOK	24,057	24,033	(24)
6/20/2018	Barclays Bank PLC	10,682,050	NOK	1,365,791	1,364,177	(1,614)
6/20/2018	Barclays Bank PLC	201,204	NOK	25,908	25,695	(213)

6/20/2018	Barclays Bank PLC	175,791	NOK	22,649	22,450	(199)
6/20/2018	Barclays Bank PLC	187,326	NOK	24,239	23,923	(316)
6/20/2018	Barclays Bank PLC	257,467	NOK	33,454	32,880	(574)
6/20/2018	Barclays Bank PLC	217,232	NOK	28,349	27,742	(607)
6/20/2018	Barclays Bank PLC	291,370	NOK	37,894	37,210	(684)
6/20/2018	Barclays Bank PLC	280,097	NOK	36,264	35,770	(494)
6/20/2018	Barclays Bank PLC	271,925	NOK	35,358	34,727	(631)
6/20/2018	Barclays Bank PLC	311,045	NOK	40,312	39,723	(589)
6/20/2018	Barclays Bank PLC	131,517	NOK	17,072	16,796	(276)
6/20/2018	Barclays Bank PLC	188,535	NOK	24,349	24,077	(272)
6/20/2018	Barclays Bank PLC	411,141	NOK	53,546	52,506	(1,040)
6/20/2018	Barclays Bank PLC	389,066	NOK	50,642	49,687	(955)
6/20/2018	Barclays Bank PLC	384,182	NOK	49,530	49,063	(467)
6/20/2018	Barclays Bank PLC	6,885,424	PLN	2,026,329	2,013,344	(12,985)
6/20/2018	Barclays Bank PLC	24,351	PLN	7,145	7,120	(25)
6/20/2018	Barclays Bank PLC	3,543	PLN	1,048	1,036	(12)
6/20/2018	Barclays Bank PLC	8,917	PLN	2,614	2,607	(7)
6/20/2018	Barclays Bank PLC	3,891	PLN	1,139	1,138	(1)
6/20/2018	Barclays Bank PLC	4,033	PLN	1,174	1,179	5
6/20/2018	Barclays Bank PLC	22,244	PLN	6,461	6,504	43
6/20/2018	Barclays Bank PLC	33,886	PLN	9,962	9,908	(54)
6/20/2018	Barclays Bank PLC	30,692	PLN	9,038	8,975	(63)
6/20/2018	Barclays Bank PLC	16,339	PLN	4,810	4,778	(32)
6/20/2018	Barclays Bank PLC	110,174,336	RUB	1,917,493	1,898,695	(18,798)
6/20/2018	Barclays Bank PLC	262,418	RUB	4,571	4,522	(49)
6/20/2018	Barclays Bank PLC	416,957	RUB	7,266	7,186	(80)
6/20/2018	Barclays Bank PLC	135,609	RUB	2,333	2,337	4
6/20/2018	Barclays Bank PLC	348,102	RUB	5,997	5,999	2
6/20/2018	Barclays Bank PLC	827,222	RUB	14,409	14,256	(153)
6/20/2018	Barclays Bank PLC	282,034	RUB	4,892	4,860	(32)
6/20/2018	Barclays Bank PLC	568,035	RUB	9,776	9,789	13
6/20/2018	Barclays Bank PLC	10,499,780	SEK	1,279,382	1,261,461	(17,921)
6/20/2018	Barclays Bank PLC	974,452	SEK	118,722	117,072	(1,650)
6/20/2018	Barclays Bank PLC	1,714	SEK	209	206	(3)
6/20/2018	Barclays Bank PLC	25,869	SEK	3,154	3,108	(46)
6/20/2018	Barclays Bank PLC	3,264	SEK	401	392	(9)
6/20/2018	Barclays Bank PLC	3,635	SEK	446	437	(9)
6/20/2018	Barclays Bank PLC	24,058	SEK	2,949	2,890	(59)
6/20/2018	Barclays Bank PLC	36,373	SEK	4,466	4,370	(96)
6/20/2018	Barclays Bank PLC	33,123	SEK	4,055	3,979	(76)
6/20/2018	Barclays Bank PLC	28,056	SEK	3,401	3,371	(30)
6/20/2018	Barclays Bank PLC	4,411,811	SGD	3,360,428	3,370,955	10,527
6/20/2018	Barclays Bank PLC	2,677	SGD	2,035	2,045	10
6/20/2018	Barclays Bank PLC	14,273	SGD	10,884	10,906	22
6/20/2018	Barclays Bank PLC	275	SGD	210	210	—
6/20/2018	Barclays Bank PLC	3,444	SGD	2,626	2,631	5
6/20/2018	Barclays Bank PLC	4,462	SGD	3,391	3,409	18
6/20/2018	Barclays Bank PLC	6,962	SGD	5,293	5,320	27
6/20/2018	Barclays Bank PLC	76,099	SGD	58,000	58,145	145
6/20/2018	Barclays Bank PLC	22,309	SGD	17,044	17,046	2
6/20/2018	Barclays Bank PLC	10,356	SGD	7,943	7,913	(30)
6/20/2018	Barclays Bank PLC	15,224	SGD	11,666	11,632	(34)
6/20/2018	Barclays Bank PLC	2,272,393	TRY	577,382	559,900	(17,482)
6/20/2018	Barclays Bank PLC	36,867	TRY	9,371	9,084	(287)
6/20/2018	Barclays Bank PLC	64,781	TRY	16,433	15,962	(471)
6/20/2018	Barclays Bank PLC	14,601	TRY	3,667	3,598	(69)
6/20/2018	Barclays Bank PLC	7,866	TRY	1,980	1,938	(42)
6/20/2018	Barclays Bank PLC	36	TRY	9	9	—
6/20/2018	Barclays Bank PLC	3,366	TRY	830	829	(1)
6/20/2018	Barclays Bank PLC	9,625	TRY	2,384	2,371	(13)
6/20/2018	Barclays Bank PLC	94,131,930	TWD	3,246,488	3,247,444	956

6/20/2018	Barclays Bank PLC	81,527	TWD	2,808	2,813	5
6/20/2018	Barclays Bank PLC	126,614	TWD	4,392	4,368	(24)
6/20/2018	Barclays Bank PLC	76,089	TWD	2,633	2,625	(8)
6/20/2018	Barclays Bank PLC	71,409	ZAR	5,908	5,960	52
6/20/2018	Barclays Bank PLC	669,996	ZAR	55,563	55,920	357
6/20/2018	Barclays Bank PLC	16,548,340	ZAR	1,372,352	1,381,179	8,827
6/20/2018	Barclays Bank PLC	119,092	ZAR	9,877	9,940	63
6/20/2018	Barclays Bank PLC	89,971	ZAR	7,480	7,509	29
6/20/2018	Barclays Bank PLC	114,821	ZAR	9,632	9,583	(49)
6/20/2018	Barclays Bank PLC	150,225	ZAR	12,518	12,538	20
6/20/2018	Barclays Bank PLC	115,867	ZAR	9,568	9,671	103
6/20/2018	Barclays Bank PLC	46,157	ZAR	3,781	3,852	71
6/20/2018	Barclays Bank PLC	40,073	ZAR	3,310	3,345	35
6/20/2018	Barclays Bank PLC	2,148	ZAR	180	179	(1)
6/20/2018	Barclays Bank PLC	269,783	ZAR	22,858	22,517	(341)
6/20/2018	Barclays Bank PLC	423,256	ZAR	35,934	35,326	(608)
6/20/2018	Barclays Bank PLC	516,857	ZAR	43,686	43,139	(547)
8/6/2018	Barclays Bank PLC	69,000	AUD	52,824	52,955	131
8/6/2018	Barclays Bank PLC	114,518	BRL	34,454	34,063	(391)
8/6/2018	Barclays Bank PLC	123,147	BRL	37,050	36,629	(421)
8/6/2018	Barclays Bank PLC	4,266,899	BRL	1,283,741	1,269,162	(14,579)
8/6/2018	Barclays Bank PLC	69,662	CAD	54,000	54,163	163
8/6/2018	Barclays Bank PLC	42,000	GBP	59,147	59,243	96
8/6/2018	Barclays Bank PLC	521,983	ZAR	43,692	43,303	(389)
						(118,007)

To Sell:
4/3/2018	Barclays Bank PLC	8,659	BRL	2,665	2,605	60
4/3/2018	Barclays Bank PLC	23,115	BRL	7,132	6,953	179
4/3/2018	Barclays Bank PLC	114,518	BRL	35,016	34,448	568
4/3/2018	Barclays Bank PLC	70,670	BRL	21,585	21,258	327
4/3/2018	Barclays Bank PLC	36,844	BRL	11,270	11,083	187
4/3/2018	Barclays Bank PLC	40,154	BRL	12,214	12,078	136
4/3/2018	Barclays Bank PLC	50,001	BRL	15,184	15,041	143
4/3/2018	Barclays Bank PLC	59,480	BRL	17,999	17,892	107
4/3/2018	Barclays Bank PLC	57,710	BRL	17,531	17,360	171
4/3/2018	Barclays Bank PLC	72,646	BRL	21,998	21,852	146
4/3/2018	Barclays Bank PLC	123,147	BRL	37,277	37,044	233
4/3/2018	Barclays Bank PLC	77,963	BRL	23,626	23,452	174
4/3/2018	Barclays Bank PLC	4,266,899	BRL	1,277,783	1,283,514	(5,731)
4/3/2018	Barclays Bank PLC	70,800	TWD	2,451	2,429	22
4/3/2018	Barclays Bank PLC	7,971	BRL	2,398	2,398	—
4/3/2018	Barclays Bank PLC	50,547	TWD	1,748	1,734	14
5/3/2018	Barclays Bank PLC	17,157	BRL	5,162	5,149	13
6/20/2018	Barclays Bank PLC	88,237	CAD	69,000	68,547	453
6/20/2018	Barclays Bank PLC	101,294	CAD	79,000	78,690	310
6/20/2018	Barclays Bank PLC	3,267,497	CLP	5,401	5,416	(15)
6/20/2018	Barclays Bank PLC	4,457,672	CLP	7,392	7,389	3
6/20/2018	Barclays Bank PLC	2,566,207	CLP	4,219	4,254	(35)
6/20/2018	Barclays Bank PLC	9,853,713	CLP	16,186	16,333	(147)
6/20/2018	Barclays Bank PLC	145,771	CZK	7,131	7,094	37
6/20/2018	Barclays Bank PLC	172,456	CZK	8,417	8,393	24
6/20/2018	Barclays Bank PLC	26,539	CZK	1,299	1,292	7
6/20/2018	Barclays Bank PLC	69,950	CZK	3,413	3,404	9
6/20/2018	Barclays Bank PLC	43,724	CZK	2,128	2,128	—
6/20/2018	Barclays Bank PLC	21,626	CZK	1,050	1,052	(2)
6/20/2018	Barclays Bank PLC	288,299	CZK	14,049	14,031	18
6/20/2018	Barclays Bank PLC	391,488	CZK	19,085	19,053	32
6/20/2018	Barclays Bank PLC	64,000	EUR	79,418	79,196	222
6/20/2018	Barclays Bank PLC	51,000	EUR	63,016	63,109	(93)
6/20/2018	Barclays Bank PLC	55,000	EUR	68,229	68,059	170

6/20/2018	Barclays Bank PLC	50,000	GBP	71,103	70,384	719
6/20/2018	Barclays Bank PLC	4,354,716	HKD	556,873	556,358	515
6/20/2018	Barclays Bank PLC	952,265	HUF	3,801	3,772	29
6/20/2018	Barclays Bank PLC	1,345,174	HUF	5,367	5,328	39
6/20/2018	Barclays Bank PLC	25,810	ILS	7,500	7,388	112
6/20/2018	Barclays Bank PLC	20,669	ILS	6,033	5,917	116
6/20/2018	Barclays Bank PLC	5,958	ILS	1,744	1,706	38
6/20/2018	Barclays Bank PLC	62,590	ILS	18,073	17,917	156
6/20/2018	Barclays Bank PLC	83,190	ILS	23,924	23,813	111
6/20/2018	Barclays Bank PLC	463,202	INR	7,042	7,033	9
6/20/2018	Barclays Bank PLC	1,466,032	INR	22,293	22,259	34
6/20/2018	Barclays Bank PLC	381,835	INR	5,805	5,797	8
6/20/2018	Barclays Bank PLC	480,953	INR	7,301	7,302	(1)
6/20/2018	Barclays Bank PLC	3,193,938	INR	48,476	48,494	(18)
6/20/2018	Barclays Bank PLC	29,913,170	JPY	282,117	282,814	(697)
6/20/2018	Barclays Bank PLC	5,358,519	JPY	51,000	50,662	338
6/20/2018	Barclays Bank PLC	21,564,021	KRW	20,231	20,289	(58)
6/20/2018	Barclays Bank PLC	1,059,122,520	KRW	989,742	996,511	(6,769)
6/20/2018	Barclays Bank PLC	6,522,319	KRW	6,139	6,137	2
6/20/2018	Barclays Bank PLC	13,047,141	KRW	12,268	12,276	(8)
6/20/2018	Barclays Bank PLC	4,715,706	KRW	4,444	4,437	7
6/20/2018	Barclays Bank PLC	3,747,292	KRW	3,526	3,526	—
6/20/2018	Barclays Bank PLC	38,371,331	KRW	35,903	36,103	(200)
6/20/2018	Barclays Bank PLC	7,814,666	KRW	7,323	7,353	(30)
6/20/2018	Barclays Bank PLC	2,184,155	PHP	41,486	41,689	(203)
6/20/2018	Barclays Bank PLC	22,581,209	PHP	429,521	431,005	(1,484)
6/20/2018	Barclays Bank PLC	2,043,638	PHP	38,865	39,007	(142)
6/20/2018	Barclays Bank PLC	1,824,406	PHP	34,703	34,822	(119)
6/20/2018	Barclays Bank PLC	1,844,664	PHP	35,093	35,209	(116)
6/20/2018	Barclays Bank PLC	1,583,219	PHP	30,125	30,219	(94)
6/20/2018	Barclays Bank PLC	1,665,902	PHP	31,723	31,797	(74)
6/20/2018	Barclays Bank PLC	1,306,149	PHP	24,898	24,930	(32)
6/20/2018	Barclays Bank PLC	1,392,120	PHP	26,510	26,571	(61)
6/20/2018	Barclays Bank PLC	1,385,107	PHP	26,385	26,437	(52)
6/20/2018	Barclays Bank PLC	1,621,944	PHP	30,767	30,958	(191)
6/20/2018	Barclays Bank PLC	1,986,353	PHP	37,589	37,913	(324)
6/20/2018	Barclays Bank PLC	2,332,804	PHP	44,233	44,526	(293)
6/20/2018	Barclays Bank PLC	2,188,279	PHP	41,607	41,767	(160)
6/20/2018	Barclays Bank PLC	2,273,053	PHP	43,069	43,385	(316)
6/20/2018	Barclays Bank PLC	4,536	PLN	1,331	1,326	5
6/20/2018	Barclays Bank PLC	30,088	PLN	8,850	8,798	52
6/20/2018	Barclays Bank PLC	8,686	PLN	2,548	2,540	8
6/20/2018	Barclays Bank PLC	49,919	PLN	14,600	14,597	3
6/20/2018	Barclays Bank PLC	57,932	PLN	16,939	16,940	(1)
6/20/2018	Barclays Bank PLC	199,561	RUB	3,465	3,439	26
6/20/2018	Barclays Bank PLC	52,229	RUB	907	900	7
6/20/2018	Barclays Bank PLC	294,801	RUB	5,128	5,080	48
6/20/2018	Barclays Bank PLC	219,190	RUB	3,797	3,777	20
6/20/2018	Barclays Bank PLC	54,327	RUB	929	936	(7)
6/20/2018	Barclays Bank PLC	176,886	RUB	3,031	3,048	(17)
6/20/2018	Barclays Bank PLC	877,620	RUB	15,268	15,124	144
6/20/2018	Barclays Bank PLC	908,719	RUB	15,717	15,660	57
6/20/2018	Barclays Bank PLC	44,643	SEK	5,446	5,363	83
6/20/2018	Barclays Bank PLC	40,879	SEK	5,005	4,911	94
6/20/2018	Barclays Bank PLC	31,715	SEK	3,912	3,810	102
6/20/2018	Barclays Bank PLC	4,812	SEK	592	578	14
6/20/2018	Barclays Bank PLC	4,216	SEK	519	507	12
6/20/2018	Barclays Bank PLC	73,242	SEK	8,988	8,799	189
6/20/2018	Barclays Bank PLC	95,531	SEK	11,619	11,477	142
6/20/2018	Barclays Bank PLC	16,639	SGD	12,684	12,713	(29)
6/20/2018	Barclays Bank PLC	302,253	SGD	230,223	230,944	(721)

6/20/2018	Barclays Bank PLC	14,566	SGD	11,116	11,130	(14)
6/20/2018	Barclays Bank PLC	3,735	SGD	2,856	2,854	2
6/20/2018	Barclays Bank PLC	2,621	SGD	1,997	2,003	(6)
6/20/2018	Barclays Bank PLC	20,794	SGD	15,859	15,888	(29)
6/20/2018	Barclays Bank PLC	41,595	SGD	31,665	31,782	(117)
6/20/2018	Barclays Bank PLC	1,079	TRY	268	266	2
6/20/2018	Barclays Bank PLC	558	TRY	138	138	—
6/20/2018	Barclays Bank PLC	8,502	TRY	2,117	2,095	22
6/20/2018	Barclays Bank PLC	23,638	TRY	5,805	5,824	(19)
6/20/2018	Barclays Bank PLC	6,359	TRY	1,554	1,567	(13)
6/20/2018	Barclays Bank PLC	150,913	TRY	36,974	37,184	(210)
6/20/2018	Barclays Bank PLC	158,388	TRY	38,617	39,025	(408)
6/20/2018	Barclays Bank PLC	655,277	TWD	22,607	22,606	1
6/20/2018	Barclays Bank PLC	105,880	TWD	3,649	3,653	(4)
6/20/2018	Barclays Bank PLC	572,729	TWD	19,736	19,758	(22)
6/20/2018	Barclays Bank PLC	202,428	TWD	6,978	6,984	(6)
6/20/2018	Barclays Bank PLC	399,903	TWD	13,801	13,796	5
6/20/2018	Barclays Bank PLC	464,064	TWD	16,115	16,010	105
6/20/2018	Barclays Bank PLC	298,805	TWD	10,345	10,308	37
6/20/2018	Barclays Bank PLC	391,482	TWD	13,576	13,506	70
6/20/2018	Barclays Bank PLC	264,299	TWD	9,145	9,118	27
6/20/2018	Barclays Bank PLC	773,489	TWD	26,767	26,684	83
6/20/2018	Barclays Bank PLC	994,309	TWD	34,381	34,303	78
6/20/2018	Barclays Bank PLC	124,287	TWD	4,318	4,288	30
6/20/2018	Barclays Bank PLC	10,779	ZAR	898	900	(2)
6/20/2018	Barclays Bank PLC	33,225	ZAR	2,784	2,773	11
8/6/2018	Barclays Bank PLC	4,481,930	BRL	1,348,435	1,333,121	15,314
8/6/2018	Barclays Bank PLC	127,412	BRL	38,333	37,898	435
8/6/2018	Barclays Bank PLC	83,642	BRL	25,165	24,879	286
8/6/2018	Barclays Bank PLC	79,643	BRL	23,961	23,689	272
8/6/2018	Barclays Bank PLC	71,149	BRL	21,406	21,163	243
8/6/2018	Barclays Bank PLC	62,543	BRL	18,781	18,603	178
8/6/2018	Barclays Bank PLC	55,359	BRL	16,655	16,466	189
8/6/2018	Barclays Bank PLC	52,374	BRL	15,757	15,578	179
8/6/2018	Barclays Bank PLC	25,170	BRL	7,573	7,487	86
8/6/2018	Barclays Bank PLC	52,000	EUR	64,399	64,592	(193)
8/6/2018	Barclays Bank PLC	6,447,677	KRW	6,057	6,076	(19)
8/6/2018	Barclays Bank PLC	79,991	SEK	9,629	9,647	(18)
8/6/2018	Barclays Bank PLC	228,558	TRY	55,704	55,519	185
8/6/2018	Barclays Bank PLC	223,869	TRY	55,248	54,380	868
						6,392
Net unrealized depreciation on forward foreign currency contracts						$(111,615)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares				Value
	INVESTMENTS - 75.1%
	EXCHANGE TRADED FUNDS - 4.5%
	COMMODITY FUNDS - 4.5%
2,330	iPath Bloomberg Nickel Subindex Total Return ETN			$37,939
12,500	SPDR Gold Shares			1,572,375
2,500	United States Oil Fund LP			32,725
				1,643,039
	DEBT FUNDS - 4.5%
22,424	iShares iBoxx $ Investment Grade Corporate Bond ETF			2,632,353

	EQUITY FUNDS - 4.5%
6,306	Consumer Discretionary Select Sector SPDR Fund			638,735
1,491	Consumer Staples Select Sector SPDR Fund			78,471
1,168	Energy Select Sector SPDR Fund			78,735
32,773	Financial Select Sector SPDR Fund			903,552
15,092	Health Care Select Sector SPDR Fund			1,228,489
7,569	Industrial Select Sector SPDR Fund			562,301
1,400	Materials Select Sector SPDR Fund			79,716
19,098	Technology Select Sector SPDR Fund			1,249,391
1,621	Utilities Select Sector SPDR Fund			81,909
				4,901,299
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,357,200)			9,176,691

Principal
Amount ($)		Yield (b)	Maturity
	U.S. TREASURY SECURITIES - 63.8%
$5,000,000	U.S. Treasury Note	1.8750	12/31/2019	4,966,602
1,000,000	U.S. Treasury Note	2.2500	2/29/2020	999,531
	TOTAL U.S. TREASURY SECURITIES (Cost - $5,987,620)			5,966,133

	SHORT-TERM INVESTMENTS - 70.6%
	U.S. TREASURY BILL - 63.8%
12,700,000	U.S. Treasury Bill (Cost - $12,668,739)	1.4800	5/31/2018	12,668,739

	TOTAL INVESTMENTS - 75.1% (Cost - $28,013,559)			$27,811,563
	OTHER ASSETS LESS LIABILITIES - 24.9%			84,229,277
	TOTAL NET ASSETS - 100.0%			$112,040,840

(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.

(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

Contracts	Issue	Counterparty	Expiration	Notional Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
	SHORT FUTURES CONTRACTS
10	3MO Euro EURIBOR	Bank of America Merrill Lynch	March-20	3,071,090	$(3,164)
3	3MO Euro EURIBOR	Bank of America Merrill Lynch	March-21	917,407	424
23	90-Day Euro$ Future	Bank of America Merrill Lynch	June-18	5,617,750	19,563
114	90-Day Euro$ Future	Bank of America Merrill Lynch	June-19	27,737,625	(5,962)
9	90-Day Euro$ Future	Bank of America Merrill Lynch	December-19	2,187,338	11,262
2	90-Day Euro$ Future	Bank of America Merrill Lynch	March-20	486,025	262
6	90-Day Euro$ Future	Bank of America Merrill Lynch	December-20	1,457,475	7,950
1	90-Day Euro$ Future	Bank of America Merrill Lynch	March-21	242,925	—
2	90-Day Euro$ Future	Bank of America Merrill Lynch	December-21	485,700	1,825
10	90-Day Sterling Future	Bank of America Merrill Lynch	December-18	1,734,563	4,115
49	90-Day Sterling Future	Bank of America Merrill Lynch	March-19	8,493,346	2,005
2	Australian 10YR Bond Future	Bank of America Merrill Lynch	June-18	198,845	(860)
70	Australian 3YR Bond Future	Bank of America Merrill Lynch	June-18	5,969,314	(9,596)
20	Bank Acceptance Future	Bank of America Merrill Lynch	March-19	3,789,994	(305)
2	Bank Acceptance Future	Bank of America Merrill Lynch	June-19	378,689	37
8	Canadian Dollar Future	Bank of America Merrill Lynch	June-18	621,000	(6,020)
2	CAC40 10 Euro Future	Bank of America Merrill Lynch	April-18	126,785	(1,384)

78	Canadian 10YR Bond Future	Bank of America Merrill Lynch	June-18	8,062,874	(109,359)
7	Canola Future (WCE) (a)	Bank of America Merrill Lynch	May-18	56,760	(1,761)
4	Cattle Feeder Future (a)	Bank of America Merrill Lynch	May-18	268,050	7,025
1	CBOE Volatility Index Future	Bank of America Merrill Lynch	April-18	19,775	(75)
15	Coffee Robusta Future (a)	Bank of America Merrill Lynch	May-18	258,750	5,100
43	Coffee Future (a)	Bank of America Merrill Lynch	May-18	1,905,169	73,200
13	Copper Future (a)	Bank of America Merrill Lynch	May-18	983,288	(3,925)
25	Corn Future (a)	Bank of America Merrill Lynch	May-18	484,688	(15,588)
3	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	June-18	46,613	402
1	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	July-18	15,493	540
1	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	August-18	15,441	226
1	Dax Index Future	Bank of America Merrill Lynch	June-18	372,629	5,729
18	Dollar Index Future	Bank of America Merrill Lynch	June-18	1,616,616	(5,621)
8	Euro BOBL Future	Bank of America Merrill Lynch	June-18	1,291,343	(8,343)
66	Euro FX Currency Future	Bank of America Merrill Lynch	June-18	10,195,763	63,112
144	Euro SCHATZ Future	Bank of America Merrill Lynch	June-18	19,830,600	(33,852)
15	Euro STOXX 50	Bank of America Merrill Lynch	June-18	605,271	(5,553)
10	FTSE 100 Index Future	Bank of America Merrill Lynch	June-18	981,049	(10,716)
8	FTSE China A50 Future	Bank of America Merrill Lynch	April-18	102,220	(1,260)
1	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	June-18	41,679	(58)
1	FTSE KLCI Future	Bank of America Merrill Lynch	March-18	24,018	(6)
2	FTSE/MIB IDX Future	Bank of America Merrill Lynch	June-18	269,989	(4,512)
16	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	June-18	2,123,680	7,220
2	Hang Seng Index	Bank of America Merrill Lynch	April-18	382,885	10,053
13	HSCEI Future	Bank of America Merrill Lynch	April-18	997,655	(6,090)
6	IBEX 35 Index	Bank of America Merrill Lynch	April-18	706,276	(2,447)
1	Japan 10YR Bond (OSE)	Bank of America Merrill Lynch	June-18	1,418,430	94
73	Japanese YEN Currency Future	Bank of America Merrill Lynch	June-18	8,617,194	42,431
4	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	May-18	93,450	200
2	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	July-18	48,625	250
17	Lean Hogs (a)	Bank of America Merrill Lynch	June-18	520,540	(1,960)
2	Lean Hogs (a)	Bank of America Merrill Lynch	July-18	62,040	1,210
1	Lean Hogs (a)	Bank of America Merrill Lynch	August-18	30,910	(480)
36	Live Cattle (a)	Bank of America Merrill Lynch	June-18	1,477,080	77,090
2	Live Cattle (a)	Bank of America Merrill Lynch	August-18	81,180	3,670
22	Long Gilt	Bank of America Merrill Lynch	June-18	3,790,424	(56,938)
6	Mill Wheat Euro (a)	Bank of America Merrill Lynch	May-18	60,416	(329)
1	Mill Wheat Euro (a)	Bank of America Merrill Lynch	September-18	10,315	33
5	Mini H-Shares Index Future	Bank of America Merrill Lynch	April-18	76,743	(432)
1	Mini HSI Index	Bank of America Merrill Lynch	April-18	38,289	984
2	Mini MSCI EAFE	Bank of America Merrill Lynch	June-18	200,060	80
1	Mini MSCI Emerging Market Future	Bank of America Merrill Lynch	June-18	59,390	(945)
2	MSCI SING IX ETS	Bank of America Merrill Lynch	April-18	59,376	(679)
7	MSCI Taiwan Index	Bank of America Merrill Lynch	April-18	282,870	1,910
2	NASDAQ 100 E-Mini	Bank of America Merrill Lynch	June-18	263,760	(3,395)
71	Natural Gas Future (a)	Bank of America Merrill Lynch	May-18	1,940,430	(30,460)
5	Natural Gas Future (a)	Bank of America Merrill Lynch	June-18	138,900	(1,950)
6	Natural Gas Future (a)	Bank of America Merrill Lynch	July-18	169,920	(2,430)
2	Natural Gas Future (a)	Bank of America Merrill Lynch	August-18	56,940	520
2	NIKKEI 225 (CME)	Bank of America Merrill Lynch	June-18	215,100	(4,000)
1	NIKKEI 225 (OSE)	Bank of America Merrill Lynch	June-18	199,436	544
2	NIKKEI 225 (SGX)	Bank of America Merrill Lynch	June-18	199,530	(7,105)
9	NIKKEI 225 Mini	Bank of America Merrill Lynch	June-18	179,492	(6,363)
23	OMXS30 Index Future	Bank of America Merrill Lynch	April-18	418,541	(3,598)
3	Platinum Future (a)	Bank of America Merrill Lynch	July-18	139,890	2,535
1	Rapeseed Euro (a)	Bank of America Merrill Lynch	May-18	21,415	251
1	Red Wheat Future (a)	Bank of America Merrill Lynch	May-18	28,925	2,100
1	Russell 2000 Mini Future	Bank of America Merrill Lynch	June-18	76,560	(375)
1	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	June-18	140,547	(791)
48	Silver Future (a)	Bank of America Merrill Lynch	May-18	3,904,320	(4,248)
45	Silver Future (a)	Bank of America Merrill Lynch	May-18	3,660,300	51,580
3	Soybean Meal Future (a)	Bank of America Merrill Lynch	May-18	115,200	(3,630)
2	Soybean Oil Future (a)	Bank of America Merrill Lynch	July-18	38,556	(12)
50	Soybean Oil Future (a)	Bank of America Merrill Lynch	May-18	956,100	1,338
2	STOXX 50 Future	Bank of America Merrill Lynch	June-18	71,651	(1,035)

18	STOXX EUROPE 600	Bank of America Merrill Lynch	June-18	403,342	58
40	Swedish Krona Future	Bank of America Merrill Lynch	June-18	9,625,600	70,400
75	Swiss Franc Future	Bank of America Merrill Lynch	June-18	9,856,875	54,375
20	SX5E Dividend Future	Bank of America Merrill Lynch	December-20	309,922	1,063
123	US 2YR Note (CBT) Future	Bank of America Merrill Lynch	June-18	26,150,953	(3,953)
109	US 5YR Note (CBT) Future	Bank of America Merrill Lynch	June-18	12,476,242	(38,875)
59	US 10YR Note (CBT) Future	Bank of America Merrill Lynch	June-18	7,147,297	(57,680)
39	US 10 Year Ultra Future	Bank of America Merrill Lynch	June-18	5,064,516	(70,930)
38	US Long Bond (CBT)	Bank of America Merrill Lynch	June-18	5,571,750	(87,172)
13	US Ultra Bond (CBT)	Bank of America Merrill Lynch	June-18	2,086,094	(65,844)
1	USD IRS 10YR Prim	Bank of America Merrill Lynch	June-18	94,906	(984)
5	VSTOXX Future	Bank of America Merrill Lynch	May-18	10,915	190
12	VSTOXX Future	Bank of America Merrill Lynch	April-18	26,565	1,893
2	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	July-18	46,850	(113)
20	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	May-18	451,000	875
2	White Sugar (ICE) (a)	Bank of America Merrill Lynch	August-18	34,280	2,240
15	White Sugar (ICE) (a)	Bank of America Merrill Lynch	May-18	263,400	4,285
2	World Sugar #11 (a)	Bank of America Merrill Lynch	July-18	27,910	2,733
143	World Sugar #11 (a)	Bank of America Merrill Lynch	May-18	1,977,976	174,059
3	World Sugar #11 (a)	Bank of America Merrill Lynch	October-18	43,243	3,237
1	WTI Crude Future (a)	Bank of America Merrill Lynch	June-18	64,870	(140)
					28,975

	LONG FUTURES CONTRACTS
91	3MO Euro EURIBOR	Bank of America Merrill Lynch	March-19	28,053,242	21,130
28	90-Day Bank Bill	Bank of America Merrill Lynch	December-18	21,374,109	1,941
2	90-Day Bank Bill	Bank of America Merrill Lynch	June-19	1,526,198	38
6	Amsterdam Index	Bank of America Merrill Lynch	April-18	779,233	(4,323)
18	Australian Dollar Future	Bank of America Merrill Lynch	June-18	1,381,680	(36,950)
33	Australian 10Y Bond Future	Bank of America Merrill Lynch	June-18	3,280,948	14,885
91	BIST National 30 Index	Bank of America Merrill Lynch	April-18	322,580	(13,226)
22	BP Currency Future	Bank of America Merrill Lynch	June-18	1,932,975	(975)
49	Brent Crude Future (a)	Bank of America Merrill Lynch	June-18	3,397,660	37,700
6	Brent Crude Future (a)	Bank of America Merrill Lynch	July-18	413,100	8,840
4	Brent Crude Future (a)	Bank of America Merrill Lynch	August-18	273,440	650
1	Brent Crude Future (a)	Bank of America Merrill Lynch	October-18	67,490	2,560
2	Brent Crude Future (a)	Bank of America Merrill Lynch	December-18	133,360	2,960
2	Brent Fin Last Day (a)	Bank of America Merrill Lynch	June-18	138,680	(360)
1	Canadian Dollar Future	Bank of America Merrill Lynch	June-18	77,625	(115)
28	CAC40 10 Euro Future	Bank of America Merrill Lynch	April-18	1,774,994	(20,392)
9	Canadian 10YR Bond Future	Bank of America Merrill Lynch	June-18	930,332	6,256
1	Canola (WCE) Future (a)	Bank of America Merrill Lynch	May-18	8,109	(78)
1	Cattle Feeder Future (a)	Bank of America Merrill Lynch	May-18	67,013	(6,462)
25	CBOE VIX Future	Bank of America Merrill Lynch	April-18	494,375	(2,575)
8	CBOE VIX Future	Bank of America Merrill Lynch	May-18	153,800	(650)
13	CBOE VIX Future	Bank of America Merrill Lynch	June-18	244,725	65
5	CBOE VIX Future	Bank of America Merrill Lynch	July-18	95,000	2,380
4	CBOE VIX Future	Bank of America Merrill Lynch	August-18	75,500	1,600
4	CBOE VIX Future	Bank of America Merrill Lynch	September-18	76,100	450
10	CHF Currency Future	Bank of America Merrill Lynch	June-18	1,314,250	(16,562)
8	Cocoa ICE Future (a)	Bank of America Merrill Lynch	May-18	196,729	707
36	Cocoa Future (a)	Bank of America Merrill Lynch	May-18	920,160	92,450
1	Cocoa Future (a)	Bank of America Merrill Lynch	July-18	25,840	4,870
16	Copper Future (a)	Bank of America Merrill Lynch	May-18	1,210,200	(67,075)
7	Corn Future (a)	Bank of America Merrill Lynch	May-18	135,713	(1,062)
26	Cotton No. 2 Future (a)	Bank of America Merrill Lynch	May-18	1,058,980	38,120
3	Crude Oil E-Mini Future (a)	Bank of America Merrill Lynch	May-18	97,410	(240)
1	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	July-18	15,493	(181)
4	DAX Index Future	Bank of America Merrill Lynch	June-18	1,490,517	(30,804)
12	DJIA Mini e-CBOT Future	Bank of America Merrill Lynch	June-18	1,448,820	(25,200)
4	Dollar Index Future	Bank of America Merrill Lynch	June-18	359,248	338
6	Euro BUXL 30YR Bond	Bank of America Merrill Lynch	June-18	1,220,356	5,602
12	Euro FX Currency Future	Bank of America Merrill Lynch	June-18	1,853,775	(14,387)
15	Euro STOXX 50	Bank of America Merrill Lynch	June-18	605,271	(7,200)
133	Euro-BOBL Future	Bank of America Merrill Lynch	June-18	21,468,577	60,464

70	Euro BTP Future	Bank of America Merrill Lynch	June-18	11,948,366	267,438
52	Euro Bund Future	Bank of America Merrill Lynch	June-18	10,195,903	72,002
81	Euro OAT Future	Bank of America Merrill Lynch	June-18	15,399,929	180,195
199	Euro SCHATZ Future	Bank of America Merrill Lynch	June-18	27,404,788	21,115
8	FTSE 100 Index	Bank of America Merrill Lynch	June-18	784,839	(474)
33	FTSE CHINA A50	Bank of America Merrill Lynch	April-18	421,658	5,522
6	FTSE CHINA A50	Bank of America Merrill Lynch	March-18	76,365	690
6	FTSE KLCI Future	Bank of America Merrill Lynch	April-18	144,105	149
4	FTSE/JSE Top 40	Bank of America Merrill Lynch	June-18	166,718	(11,268)
6	FTSE/MIB Index Future	Bank of America Merrill Lynch	June-18	809,967	(7,277)
26	Gasoline RBOB (a)	Bank of America Merrill Lynch	May-18	2,206,495	76,801
2	Gasoline RBOB (a)	Bank of America Merrill Lynch	June-18	170,100	71
1	Gasoline RBOB (a)	Bank of America Merrill Lynch	July-18	84,811	706
46	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	June-18	6,105,580	(98,420)
2	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	August-18	266,660	(4,300)
9	Hang Seng Index	Bank of America Merrill Lynch	April-18	1,722,985	(26,144)
10	HSCEI Future	Bank of America Merrill Lynch	April-18	767,427	(10,524)
1	IBEX 35 Index	Bank of America Merrill Lynch	April-18	117,713	2,805
3	ICE ECX Emission (a)	Bank of America Merrill Lynch	December-18	48,997	8,301
26	Japan 10Y Bond (OSE)	Bank of America Merrill Lynch	June-18	36,879,173	35,834
34	JPN YEN Currency Future	Bank of America Merrill Lynch	June-18	4,013,488	(12,200)
10	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	May-18	233,625	(28,112)
4	KOSPI2 Index	Bank of America Merrill Lynch	June-18	296,088	(404)
2	Lean Hogs (a)	Bank of America Merrill Lynch	June-18	61,240	210
1	Live Cattle (a)	Bank of America Merrill Lynch	October-18	42,170	(1,420)
4	LME Aluminum (a)	Bank of America Merrill Lynch	June-18	200,325	(7,413)
3	LME Copper (a)	Bank of America Merrill Lynch	June-18	503,494	(7,609)
1	LME Lead (a)	Bank of America Merrill Lynch	June-18	59,900	575
8	LME Nickel (a)	Bank of America Merrill Lynch	June-18	638,208	(3,237)
7	LME Zinc (a)	Bank of America Merrill Lynch	June-18	573,475	5,333
9	Long Gilt	Bank of America Merrill Lynch	June-18	1,550,628	7,984
50	Low Sulfur Gasoil (a)	Bank of America Merrill Lynch	May-18	3,090,000	48,925
4	Low Sulfur Gasoil (a)	Bank of America Merrill Lynch	June-18	245,600	8,250
1	Low Sulfur Gasoil (a)	Bank of America Merrill Lynch	July-18	61,050	3,650
1	Low Sulfur Gasoil (a)	Bank of America Merrill Lynch	August-18	60,900	3,525
1	Lumber Future (a)	Bank of America Merrill Lynch	May-18	56,727	209
57	Mexican Peso Future	Bank of America Merrill Lynch	June-18	1,547,835	30,360
3	Mini FTSE/MIB	Bank of America Merrill Lynch	June-18	80,997	(716)
1	Mini H-Shares Index	Bank of America Merrill Lynch	April-18	15,349	(299)
9	Mini HSI Index	Bank of America Merrill Lynch	April-18	344,597	(8,784)
7	Mini MSCI EAFE	Bank of America Merrill Lynch	June-18	700,210	(12,070)
21	Mini MSCI Emerging Market	Bank of America Merrill Lynch	June-18	1,247,190	(6,235)
4	Mini TPX Index	Bank of America Merrill Lynch	June-18	64,184	2,726
34	MSCI SING IX ETS	Bank of America Merrill Lynch	April-18	1,009,395	11,158
30	MSCI TAIWAN Index	Bank of America Merrill Lynch	April-18	1,212,300	(7,540)
17	NASDAQ 100 E-Mini	Bank of America Merrill Lynch	June-18	2,241,960	(97,359)
12	New Zeland Dollar Future	Bank of America Merrill Lynch	June-18	866,400	(12,120)
11	NIKKEI 225 (SGX)	Bank of America Merrill Lynch	June-18	1,097,414	38,128
1	NIKKEI 225 Mini	Bank of America Merrill Lynch	June-18	19,944	315
22	NY Harbor ULSD Futures (a)	Bank of America Merrill Lynch	May-18	1,867,404	43,886
2	NY Harbor ULSD Futures (a)	Bank of America Merrill Lynch	June-18	169,596	265
1	NY Harbor ULSD Futures (a)	Bank of America Merrill Lynch	July-18	84,756	(462)
24	OMXS30 Index	Bank of America Merrill Lynch	April-18	436,739	(4,087)
6	Palladium Future (a)	Bank of America Merrill Lynch	June-18	566,280	(20,940)
5	Platinum Future (a)	Bank of America Merrill Lynch	July-18	233,150	(5,855)
17	Russell 2000 E-Mini Index Future	Bank of America Merrill Lynch	June-18	1,301,520	(41,727)
96	S&P 500 E-mini Future	Bank of America Merrill Lynch	June-18	12,686,400	(223,969)
7	S&P Mid 400 E-mini Future	Bank of America Merrill Lynch	June-18	1,318,170	(39,140)
4	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	June-18	562,187	(7,975)
53	SET50 Future	Bank of America Merrill Lynch	June-18	395,220	(7,223)
12	SGX NIFTY 50	Bank of America Merrill Lynch	April-18	243,288	(615)
69	Short-Term Euro-BTP	Bank of America Merrill Lynch	June-18	9,570,475	46,325
3	Silver Future (a)	Bank of America Merrill Lynch	May-18	244,020	(3,880)
50	Soybean Future (a)	Bank of America Merrill Lynch	May-18	2,611,875	(26,800)
5	Soybean Future (a)	Bank of America Merrill Lynch	July-18	263,875	(1,450)

7	Soybean Future (a)	Bank of America Merrill Lynch	November-18	366,713	9,862
6	Soybean Meal Future (a)	Bank of America Merrill Lynch	July-18	231,780	4,160
25	Soybean Meal Future (a)	Bank of America Merrill Lynch	May-18	960,000	2,510
10	Soybean Oil Future (a)	Bank of America Merrill Lynch	May-18	191,220	(1,674)
15	SPI 200 Future	Bank of America Merrill Lynch	June-18	1,649,925	(25,984)
2	STOXX 600 Bank	Bank of America Merrill Lynch	June-18	20,883	(507)
6	STOXX EUROPE 600	Bank of America Merrill Lynch	June-18	134,447	(1,170)
2	Swiss Fed Bond Future	Bank of America Merrill Lynch	June-18	333,396	3,402
66	SX5E Dividend Future	Bank of America Merrill Lynch	December-18	1,021,932	(12)
20	SX5E Dividend Future	Bank of America Merrill Lynch	December-22	291,229	(4,809)
9	TOPIX Index Future	Bank of America Merrill Lynch	June-18	1,444,147	47,684
64	US 10YR Note (CBT)	Bank of America Merrill Lynch	June-18	7,753,000	50,398
1	US 10 Year Ultra Future	Bank of America Merrill Lynch	June-18	129,859	1,203
51	US 5YR Note (CBT)	Bank of America Merrill Lynch	June-18	5,837,508	23,586
6	US Long Bond (CBT)	Bank of America Merrill Lynch	June-18	879,750	26,109
3	Wheat Future (a)	Bank of America Merrill Lynch	May-18	67,650	138
2	World Sugar #11 (a)	Bank of America Merrill Lynch	October-18	28,829	(5,432)
53	WTI Crude Future (a)	Bank of America Merrill Lynch	May-18	3,441,820	141,850
5	WTI Crude Future (a)	Bank of America Merrill Lynch	May-18	324,700	4,080
4	WTI Crude Future (a)	Bank of America Merrill Lynch	June-18	259,480	(190)
1	WTI Crude Future (a)	Bank of America Merrill Lynch	June-18	64,870	(440)
3	WTI Crude Future (a)	Bank of America Merrill Lynch	July-18	193,620	5,640
2	WTI Crude Future (a)	Bank of America Merrill Lynch	August-18	128,080	2,910
1	WTI Crude Future (a)	Bank of America Merrill Lynch	September-18	63,480	3,740
1	WTI Crude Future (a)	Bank of America Merrill Lynch	December-18	61,910	(320)
3	XAE Energy Future	Bank of America Merrill Lynch	June-18	202,890	(750)
1	XAY Cons Discret Future	Bank of America Merrill Lynch	June-18	102,500	(3,530)
1	Yen Nikkei Future	Bank of America Merrill Lynch	June-18	100,964	6,216
					$519,264
	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$548,239

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,757	USD	$7,756	$(1)
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,756	USD	7,756	—
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,756	USD	7,756	—
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,756	USD	7,756	—
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,756	USD	7,756	—
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,755	USD	7,756	1
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,753	USD	7,756	3
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,751	USD	7,756	5
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,751	USD	7,756	5
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,748	USD	7,757	9
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,746	USD	7,757	11
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,746	USD	7,757	11
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,745	USD	7,757	12
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,745	USD	7,757	12
4/2/2018	Bank of America Merrill Lynch	10,000	CAD	7,745	USD	7,757	12
4/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,409	USD	9,403	(6)
4/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,408	USD	9,403	(5)
4/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,407	USD	9,403	(4)
4/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,405	USD	9,403	(2)
4/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,405	USD	9,403	(2)
4/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,403	USD	9,403	—
4/2/2018	Bank of America Merrill Lynch	2,000,000	JPY	18,804	USD	18,806	2
4/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,397	USD	9,403	6
4/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,364	USD	9,403	39
4/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,363	USD	9,403	40
4/2/2018	Bank of America Merrill Lynch	20,000	MXN	1,091	JPY	1,096	4
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,637	USD	1,643	6
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,637	USD	1,644	7
4/2/2018	Bank of America Merrill Lynch	20,000	MXN	1,091	USD	1,096	5
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,636	USD	1,643	7
4/2/2018	Bank of America Merrill Lynch	20,000	MXN	1,091	USD	1,096	5
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,636	USD	1,644	8
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,636	USD	1,644	8
4/2/2018	Bank of America Merrill Lynch	60,000	MXN	3,271	USD	3,287	16
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,635	USD	1,643	8
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,635	USD	1,643	8
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,635	USD	1,643	8
4/2/2018	Bank of America Merrill Lynch	40,000	MXN	2,180	USD	2,191	11
4/2/2018	Bank of America Merrill Lynch	20,000	MXN	1,090	USD	1,096	6
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,635	USD	1,643	8
4/2/2018	Bank of America Merrill Lynch	40,000	MXN	2,180	USD	2,191	11
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,635	USD	1,643	8
4/2/2018	Bank of America Merrill Lynch	20,000	MXN	1,090	USD	1,096	6
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,635	USD	1,644	9
4/2/2018	Bank of America Merrill Lynch	20,000	MXN	1,090	USD	1,096	6
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,634	USD	1,643	9
4/2/2018	Bank of America Merrill Lynch	40,000	MXN	2,179	USD	2,191	12
4/2/2018	Bank of America Merrill Lynch	40,000	MXN	2,179	USD	2,191	12
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,634	USD	1,643	9
4/2/2018	Bank of America Merrill Lynch	120,000	MXN	6,535	USD	6,574	39
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,634	USD	1,644	10
4/2/2018	Bank of America Merrill Lynch	50,000	MXN	2,722	USD	2,739	17
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,633	USD	1,643	10
4/2/2018	Bank of America Merrill Lynch	60,000	MXN	3,266	USD	3,287	21

4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,632	USD	1,643	11
4/2/2018	Bank of America Merrill Lynch	2,500,000	MXN	136,736	USD	136,960	224
4/2/2018	Bank of America Merrill Lynch	3,248	SGD	2,481	USD	2,477	(4)
4/2/2018	Bank of America Merrill Lynch	20,424,600	TWD	700,000	USD	700,504	504
4/3/2018	Bank of America Merrill Lynch	11,766	AUD	9,031	USD	9,025	(6)
4/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,657	USD	7,671	14
4/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,665	USD	7,671	6
4/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,665	USD	7,671	6
4/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,667	USD	7,671	4
4/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,688	USD	7,670	(18)
4/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,690	USD	7,670	(20)
4/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,696	USD	7,670	(26)
4/3/2018	Bank of America Merrill Lynch	200,000	AUD	16,344,120	JPY	153,410	—
4/3/2018	Bank of America Merrill Lynch	200,000	AUD	213,173	NZD	153,410	—
4/3/2018	Bank of America Merrill Lynch	2,800,197	BRL	862,302	USD	842,319	(19,983)
4/3/2018	Bank of America Merrill Lynch	11,222	BRL	3,445	USD	3,376	(69)
4/3/2018	Bank of America Merrill Lynch	4,984	BRL	1,540	USD	1,499	(41)
4/3/2018	Bank of America Merrill Lynch	33,746	BRL	10,433	USD	10,151	(282)
4/3/2018	Bank of America Merrill Lynch	51,733	BRL	15,898	USD	15,562	(336)
4/3/2018	Bank of America Merrill Lynch	51,352	BRL	15,792	USD	15,447	(345)
4/3/2018	Bank of America Merrill Lynch	80,211	BRL	24,557	USD	24,128	(429)
4/3/2018	Bank of America Merrill Lynch	34,056	BRL	10,457	USD	10,244	(213)
4/3/2018	Bank of America Merrill Lynch	42,772	BRL	13,115	USD	12,866	(249)
4/3/2018	Bank of America Merrill Lynch	13,999	BRL	4,258	USD	4,211	(47)
4/3/2018	Bank of America Merrill Lynch	6,928	BRL	2,084	USD	2,084	—
4/3/2018	Bank of America Merrill Lynch	11,917	BRL	3,586	USD	3,585	(1)
4/3/2018	Bank of America Merrill Lynch	20,494	BRL	6,166	USD	6,165	(1)
4/3/2018	Bank of America Merrill Lynch	26,582	BRL	7,998	USD	7,996	(2)
4/3/2018	Bank of America Merrill Lynch	34,129	BRL	10,268	USD	10,266	(2)
4/3/2018	Bank of America Merrill Lynch	34,403	BRL	10,351	USD	10,349	(2)
4/3/2018	Bank of America Merrill Lynch	37,130	BRL	11,171	USD	11,169	(2)
4/3/2018	Bank of America Merrill Lynch	40,618	BRL	12,220	USD	12,218	(2)
4/3/2018	Bank of America Merrill Lynch	47,069	BRL	14,161	USD	14,158	(3)
4/3/2018	Bank of America Merrill Lynch	50,844	BRL	15,297	USD	15,294	(3)
4/3/2018	Bank of America Merrill Lynch	73,598	BRL	22,143	USD	22,139	(4)
4/3/2018	Bank of America Merrill Lynch	75,843	BRL	22,818	USD	22,814	(4)
4/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,519	USD	10,445	(74)
4/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,518	USD	10,445	(73)
4/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,515	USD	10,445	(70)
4/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,509	USD	10,445	(64)
4/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,506	USD	10,445	(61)
4/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,501	USD	10,445	(56)
4/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,476	USD	10,445	(31)
4/3/2018	Bank of America Merrill Lynch	875,000	CHF	913,748	USD	913,966	218
4/3/2018	Bank of America Merrill Lynch	3,319,326	CLP	5,512	USD	5,500	(12)
4/3/2018	Bank of America Merrill Lynch	1,887,081	CNH	300,000	USD	300,254	254
4/3/2018	Bank of America Merrill Lynch	126,389	CZK	6,156	USD	6,124	(32)
4/3/2018	Bank of America Merrill Lynch	4	EUR	5	USD	5	—
4/3/2018	Bank of America Merrill Lynch	23,373	EUR	28,851	USD	28,751	(100)
4/3/2018	Bank of America Merrill Lynch	20,000	EUR	24,702	USD	24,602	(100)
4/3/2018	Bank of America Merrill Lynch	10,000	EUR	12,398	USD	12,301	(97)
4/3/2018	Bank of America Merrill Lynch	375,000	EUR	461,405	USD	461,293	(112)
4/3/2018	Bank of America Merrill Lynch	100,000	EUR	13,117,960	JPY	123,011	(18)
4/3/2018	Bank of America Merrill Lynch	10,364	GBP	14,624	USD	14,540	(84)
4/3/2018	Bank of America Merrill Lynch	99,546	HKD	12,685	USD	12,685	—
4/3/2018	Bank of America Merrill Lynch	4,134,424	HUF	16,417	USD	16,291	(126)
4/3/2018	Bank of America Merrill Lynch	12,601	ILS	3,614	USD	3,590	(24)
4/3/2018	Bank of America Merrill Lynch	16,216,581	JPY	200,000	AUD	152,512	(220)
4/3/2018	Bank of America Merrill Lynch	12,110,075	JPY	92,105	EUR	113,891	(164)
4/3/2018	Bank of America Merrill Lynch	1,038,609	JPY	7,895	EUR	9,768	(14)
4/3/2018	Bank of America Merrill Lynch	12,043,098	KRW	11,346	USD	11,300	(46)
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,648	USD	1,643	(5)
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,647	USD	1,643	(4)
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,098	USD	1,095	(3)
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,097	USD	1,095	(2)
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,644	USD	1,643	(1)
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,644	USD	1,643	(1)

4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,096	USD	1,095	(1)
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,096	USD	1,095	(1)
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,644	USD	1,643	(1)
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,644	USD	1,643	(1)
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,095	USD	1,095	—
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,095	USD	1,095	—
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,643	USD	1,643	—
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,095	USD	1,095	—
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,642	USD	1,643	1
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,642	USD	1,643	1
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,641	USD	1,643	2
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,641	USD	1,643	2
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,641	USD	1,643	2
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,641	USD	1,643	2
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,641	USD	1,643	2
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,641	USD	1,643	2
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,641	USD	1,643	2
4/3/2018	Bank of America Merrill Lynch	40,000	MXN	2,187	USD	2,190	3
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,094	USD	1,095	1
4/3/2018	Bank of America Merrill Lynch	40,000	MXN	2,187	USD	2,190	3
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,640	USD	1,643	3
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,093	USD	1,095	2
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,640	USD	1,643	3
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,640	USD	1,643	3
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,639	USD	1,643	4
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,637	USD	1,643	6
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,091	USD	1,095	4
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,091	USD	1,095	4
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,636	USD	1,643	7
4/3/2018	Bank of America Merrill Lynch	50,000	MXN	2,727	USD	2,738	11
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,636	USD	1,643	7
4/3/2018	Bank of America Merrill Lynch	40,000	MXN	2,181	USD	2,190	9
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,636	USD	1,643	7
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,636	USD	1,643	7
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,636	USD	1,643	7
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,635	USD	1,643	8
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,090	USD	1,095	5
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,635	USD	1,643	8
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,635	USD	1,643	8
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,635	USD	1,643	8
4/3/2018	Bank of America Merrill Lynch	90,000	MXN	4,903	USD	4,928	25
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,090	USD	1,095	5
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,634	USD	1,643	9
4/3/2018	Bank of America Merrill Lynch	60,000	MXN	3,268	USD	3,285	17
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,089	USD	1,095	6
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,089	USD	1,095	6
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,634	USD	1,643	9
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,634	USD	1,643	9
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,634	USD	1,643	9
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,634	USD	1,643	9
4/3/2018	Bank of America Merrill Lynch	50,000	MXN	2,722	USD	2,738	16
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,633	USD	1,643	10
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,089	USD	1,095	6
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,633	USD	1,643	10
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,633	USD	1,643	10
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,633	USD	1,643	10
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,088	USD	1,095	7
4/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,632	USD	1,643	11
4/3/2018	Bank of America Merrill Lynch	1,500,000	MXN	82,068	USD	82,138	70
4/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,095	USD	1,095	—
4/3/2018	Bank of America Merrill Lynch	250,000	MXN	13,681	USD	13,690	9
4/3/2018	Bank of America Merrill Lynch	40,000	MXN	2,189	USD	2,190	1
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,921	USD	3,822	(99)
4/3/2018	Bank of America Merrill Lynch	20,000	NOK	2,614	USD	2,548	(66)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,920	USD	3,822	(98)
4/3/2018	Bank of America Merrill Lynch	50,000	NOK	6,527	USD	6,369	(158)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,916	USD	3,821	(95)

4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,916	USD	3,821	(95)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,916	USD	3,822	(94)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,915	USD	3,822	(93)
4/3/2018	Bank of America Merrill Lynch	20,000	NOK	2,610	USD	2,548	(62)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,914	USD	3,822	(92)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,912	USD	3,822	(90)
4/3/2018	Bank of America Merrill Lynch	20,000	NOK	2,607	USD	2,548	(59)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,906	USD	3,821	(85)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,898	USD	3,822	(76)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,898	USD	3,822	(76)
4/3/2018	Bank of America Merrill Lynch	20,000	NOK	2,598	USD	2,548	(50)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,896	USD	3,821	(75)
4/3/2018	Bank of America Merrill Lynch	60,000	NOK	7,788	USD	7,643	(145)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,894	USD	3,822	(72)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,893	USD	3,821	(72)
4/3/2018	Bank of America Merrill Lynch	30,000	NOK	3,893	USD	3,822	(71)
4/3/2018	Bank of America Merrill Lynch	40,000	NOK	5,188	USD	5,095	(93)
4/3/2018	Bank of America Merrill Lynch	20,000	NOK	2,594	USD	2,548	(46)
4/3/2018	Bank of America Merrill Lynch	100,000	NZD	72,571	USD	72,139	(432)
4/3/2018	Bank of America Merrill Lynch	211,612	NZD	200,000	AUD	152,655	(156)
4/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,923	USD	2,919	(4)
4/3/2018	Bank of America Merrill Lynch	160,216	RUB	2,754	USD	2,785	31
4/3/2018	Bank of America Merrill Lynch	970,000	SEK	116,649	USD	115,848	(801)
4/3/2018	Bank of America Merrill Lynch	8,530	SGD	6,517	USD	6,505	(12)
4/3/2018	Bank of America Merrill Lynch	312,500	THB	10,000	USD	9,995	(5)
4/3/2018	Bank of America Merrill Lynch	110,000	ZAR	9,333	USD	9,280	(53)
4/3/2018	Bank of America Merrill Lynch	321,729	ZAR	26,930	USD	27,141	211
4/3/2018	Bank of America Merrill Lynch	200,000	AUD	16,360,823	JPY	153,410	—
4/3/2018	Bank of America Merrill Lynch	20,000	AUD	15,341	USD	15,341	—
4/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,468	USD	10,446	(22)
4/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,461	USD	10,446	(15)
4/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,444	USD	10,446	2
4/3/2018	Bank of America Merrill Lynch	628,735	CNH	100,000	USD	100,033	33
4/3/2018	Bank of America Merrill Lynch	10,000	EUR	12,293	USD	12,302	9
4/3/2018	Bank of America Merrill Lynch	10,000	EUR	12,296	USD	12,302	6
4/3/2018	Bank of America Merrill Lynch	10,000	EUR	12,300	USD	12,302	2
4/3/2018	Bank of America Merrill Lynch	10,000	EUR	12,301	USD	12,302	1
4/3/2018	Bank of America Merrill Lynch	10,000	EUR	12,307	USD	12,302	(5)
4/3/2018	Bank of America Merrill Lynch	10,000	EUR	12,310	USD	12,302	(8)
4/3/2018	Bank of America Merrill Lynch	10,000	EUR	12,319	USD	12,302	(17)
4/3/2018	Bank of America Merrill Lynch	10,000	GBP	14,032	USD	14,031	(1)
4/3/2018	Bank of America Merrill Lynch	10,000	GBP	14,032	USD	14,030	(2)
4/3/2018	Bank of America Merrill Lynch	10,000	GBP	14,034	USD	14,031	(3)
4/3/2018	Bank of America Merrill Lynch	10,000	GBP	14,049	USD	14,031	(18)
4/3/2018	Bank of America Merrill Lynch	10,000	GBP	14,064	USD	14,031	(33)
4/4/2018	Bank of America Merrill Lynch	6,920,526	JPY	52,940	EUR	65,089	(8)
4/4/2018	Bank of America Merrill Lynch	22,142,743	JPY	169,415	EUR	208,259	(26)
4/4/2018	Bank of America Merrill Lynch	10,145,148	JPY	77,645	EUR	95,418	(12)
4/4/2018	Bank of America Merrill Lynch	39,223,941	JPY	300,000	EUR	368,912	(46)
4/4/2018	Bank of America Merrill Lynch	40,000	NOK	5,164	USD	5,096	(68)
4/4/2018	Bank of America Merrill Lynch	330,000	NOK	42,152	USD	42,038	(114)
4/4/2018	Bank of America Merrill Lynch	20,000	NOK	2,549	USD	2,548	(1)
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,823	USD	3,822	(1)
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,823	USD	3,822	(1)
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,823	USD	3,822	(1)
4/4/2018	Bank of America Merrill Lynch	60,000	NOK	7,644	USD	7,643	(1)
4/4/2018	Bank of America Merrill Lynch	40,000	NOK	5,094	USD	5,096	2
4/4/2018	Bank of America Merrill Lynch	290,000	NOK	36,916	USD	36,943	27
4/4/2018	Bank of America Merrill Lynch	20,000	NZD	14,436	USD	14,428	(8)
4/4/2018	Bank of America Merrill Lynch	4,140,000	SEK	495,132	USD	494,480	(652)
4/4/2018	Bank of America Merrill Lynch	240,000	ZAR	20,266	USD	20,244	(22)
4/4/2018	Bank of America Merrill Lynch	223,061,080	INR	3,400,000	USD	3,417,911	17,911
4/9/2018	Bank of America Merrill Lynch	222,130,840	INR	3,400,000	USD	3,401,957	1,957
4/9/2018	Bank of America Merrill Lynch	2,987,600,000	KRW	2,800,000	USD	2,803,758	3,758
4/9/2018	Bank of America Merrill Lynch	20,384,000	TWD	700,000	USD	699,533	(467)
4/16/2018	Bank of America Merrill Lynch	221,875,500	INR	3,400,000	USD	3,395,076	(4,924)
4/16/2018	Bank of America Merrill Lynch	2,981,440,000	KRW	2,800,000	USD	2,798,651	(1,349)

4/16/2018	Bank of America Merrill Lynch	20,419,000	TWD	700,000	USD	701,063	1,063
4/18/2018	Bank of America Merrill Lynch	540,000	AUD	417,842	USD	414,211	(3,631)
4/18/2018	Bank of America Merrill Lynch	70,000	AUD	54,316	USD	53,694	(622)
4/18/2018	Bank of America Merrill Lynch	70,000	AUD	54,515	USD	53,694	(821)
4/18/2018	Bank of America Merrill Lynch	30,000	AUD	23,563	USD	23,012	(551)
4/18/2018	Bank of America Merrill Lynch	80,000	AUD	61,610	USD	61,365	(245)
4/18/2018	Bank of America Merrill Lynch	10,000	AUD	7,692	USD	7,670	(22)
4/18/2018	Bank of America Merrill Lynch	130,000	AUD	100,241	USD	99,717	(524)
4/18/2018	Bank of America Merrill Lynch	20,000	AUD	15,388	USD	15,341	(47)
4/18/2018	Bank of America Merrill Lynch	90,000	AUD	69,542	USD	69,035	(507)
4/18/2018	Bank of America Merrill Lynch	50,000	AUD	38,634	USD	38,353	(281)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,156	USD	6,009	(147)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,229	USD	9,014	(215)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,227	USD	9,014	(213)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,226	USD	9,014	(212)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,075	USD	3,005	(70)
4/18/2018	Bank of America Merrill Lynch	1,830,000	BRL	562,506	USD	549,825	(12,681)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,217	USD	9,013	(204)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,216	USD	9,014	(202)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,212	USD	9,013	(199)
4/18/2018	Bank of America Merrill Lynch	120,000	BRL	36,838	USD	36,054	(784)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,138	USD	6,009	(129)
4/18/2018	Bank of America Merrill Lynch	40,000	BRL	12,264	USD	12,018	(246)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,103	USD	3,004	(99)
4/18/2018	Bank of America Merrill Lynch	50,000	BRL	15,508	USD	15,022	(486)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,091	USD	3,004	(87)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,091	USD	3,004	(87)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,268	USD	9,014	(254)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,178	USD	6,009	(169)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,087	USD	3,004	(83)
4/18/2018	Bank of America Merrill Lynch	40,000	BRL	12,344	USD	12,018	(326)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,256	USD	9,013	(243)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,224	USD	9,014	(210)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,062	USD	3,005	(57)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,061	USD	3,005	(56)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,120	USD	6,009	(111)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,059	USD	3,004	(55)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,057	USD	3,004	(53)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,057	USD	3,005	(52)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,056	USD	3,005	(51)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,055	USD	3,005	(50)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,055	USD	3,005	(50)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,163	USD	9,013	(150)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,076	USD	3,004	(72)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,075	USD	3,005	(70)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,072	USD	3,004	(68)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,072	USD	3,004	(68)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,072	USD	3,005	(67)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,069	USD	3,005	(64)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,067	USD	3,005	(62)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,066	USD	3,004	(62)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,066	USD	3,005	(61)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,065	USD	3,005	(60)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,063	USD	3,004	(59)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,126	USD	6,009	(117)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,185	USD	9,014	(171)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,061	USD	3,004	(57)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,061	USD	3,005	(56)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,068	USD	3,004	(64)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,067	USD	3,004	(63)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,134	USD	6,009	(125)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,123	USD	6,009	(114)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,120	USD	6,009	(111)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,173	USD	9,013	(160)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,055	USD	3,004	(51)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,037	USD	3,005	(32)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,047	USD	3,005	(42)

4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,045	USD	3,004	(41)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,045	USD	3,005	(40)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,089	USD	6,009	(80)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,044	USD	3,004	(40)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,042	USD	3,005	(37)
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,120	USD	9,013	(107)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,078	USD	6,009	(69)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,078	USD	6,009	(69)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,039	USD	3,005	(34)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,069	USD	6,009	(60)
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,027	USD	3,004	(23)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,049	USD	6,009	(40)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,046	USD	6,009	(37)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,041	USD	6,009	(32)
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,034	USD	6,009	(25)
4/18/2018	Bank of America Merrill Lynch	1,320,000	CAD	1,042,685	USD	1,024,197	(18,488)
4/18/2018	Bank of America Merrill Lynch	20,000	CAD	15,779	USD	15,518	(261)
4/18/2018	Bank of America Merrill Lynch	210,000	CAD	163,736	USD	162,940	(796)
4/18/2018	Bank of America Merrill Lynch	170,000	CAD	131,512	USD	131,904	392
4/18/2018	Bank of America Merrill Lynch	10,000	CAD	7,741	USD	7,759	18
4/18/2018	Bank of America Merrill Lynch	50,000	CAD	38,611	USD	38,795	184
4/18/2018	Bank of America Merrill Lynch	210,000	CAD	162,891	USD	162,940	49
4/18/2018	Bank of America Merrill Lynch	150,000	CAD	116,962	USD	116,386	(576)
4/18/2018	Bank of America Merrill Lynch	110,000	CAD	85,413	USD	85,350	(63)
4/18/2018	Bank of America Merrill Lynch	90,000	CAD	69,942	USD	69,831	(111)
4/18/2018	Bank of America Merrill Lynch	260,000	CAD	201,522	USD	201,736	214
4/18/2018	Bank of America Merrill Lynch	150,000	CAD	116,281	USD	116,386	105
4/18/2018	Bank of America Merrill Lynch	20,000	CHF	21,388	USD	20,916	(472)
4/18/2018	Bank of America Merrill Lynch	160,000	CHF	170,415	USD	167,329	(3,086)
4/18/2018	Bank of America Merrill Lynch	100,000	CHF	106,099	USD	104,581	(1,518)
4/18/2018	Bank of America Merrill Lynch	30,000	CHF	31,955	USD	31,374	(581)
4/18/2018	Bank of America Merrill Lynch	200,000	CHF	211,217	USD	209,162	(2,055)
4/18/2018	Bank of America Merrill Lynch	240,000	CHF	253,650	USD	250,994	(2,656)
4/18/2018	Bank of America Merrill Lynch	130,000	CHF	137,452	USD	135,955	(1,497)
4/18/2018	Bank of America Merrill Lynch	180,000	CHF	191,374	USD	188,246	(3,128)
4/18/2018	Bank of America Merrill Lynch	40,000	CHF	42,415	USD	41,832	(583)
4/18/2018	Bank of America Merrill Lynch	80,000	CHF	84,464	USD	83,665	(799)
4/18/2018	Bank of America Merrill Lynch	90,000	CHF	94,550	USD	94,123	(427)
4/18/2018	Bank of America Merrill Lynch	40,000	CHF	42,043	USD	41,832	(211)
4/18/2018	Bank of America Merrill Lynch	40,000	CHF	42,231	USD	41,832	(399)
4/18/2018	Bank of America Merrill Lynch	30,000	EUR	36,758	USD	36,943	185
4/18/2018	Bank of America Merrill Lynch	380,000	EUR	466,087	USD	467,943	1,856
4/18/2018	Bank of America Merrill Lynch	230,000	EUR	281,899	USD	283,229	1,330
4/18/2018	Bank of America Merrill Lynch	100,000	EUR	124,444	USD	123,143	(1,301)
4/18/2018	Bank of America Merrill Lynch	80,000	EUR	99,533	USD	98,514	(1,019)
4/18/2018	Bank of America Merrill Lynch	70,000	EUR	86,464	USD	86,200	(264)
4/18/2018	Bank of America Merrill Lynch	60,000	EUR	74,165	USD	73,886	(279)
4/18/2018	Bank of America Merrill Lynch	340,000	EUR	420,024	USD	418,686	(1,338)
4/18/2018	Bank of America Merrill Lynch	20,000	EUR	24,868	USD	24,629	(239)
4/18/2018	Bank of America Merrill Lynch	120,000	EUR	148,343	USD	147,772	(571)
4/18/2018	Bank of America Merrill Lynch	20,000	EUR	24,620	USD	24,629	9
4/18/2018	Bank of America Merrill Lynch	90,000	EUR	110,683	USD	110,829	146
4/18/2018	Bank of America Merrill Lynch	60,000	EUR	73,969	USD	73,886	(83)
4/18/2018	Bank of America Merrill Lynch	40,000	GBP	56,272	USD	56,155	(117)
4/18/2018	Bank of America Merrill Lynch	50,000	GBP	69,665	USD	70,194	529
4/18/2018	Bank of America Merrill Lynch	80,000	GBP	110,526	USD	112,310	1,784
4/18/2018	Bank of America Merrill Lynch	180,000	GBP	248,085	USD	252,698	4,613
4/18/2018	Bank of America Merrill Lynch	30,000	GBP	41,393	USD	42,116	723
4/18/2018	Bank of America Merrill Lynch	10,000	GBP	13,880	USD	14,039	159
4/18/2018	Bank of America Merrill Lynch	70,000	GBP	96,913	USD	98,271	1,358
4/18/2018	Bank of America Merrill Lynch	120,000	GBP	166,664	USD	168,465	1,801
4/18/2018	Bank of America Merrill Lynch	100,000	GBP	139,194	USD	140,388	1,194
4/18/2018	Bank of America Merrill Lynch	10,000	GBP	14,009	USD	14,039	30
4/18/2018	Bank of America Merrill Lynch	60,000	GBP	84,352	USD	84,233	(119)
4/18/2018	Bank of America Merrill Lynch	60,000	GBP	84,220	USD	84,233	13
4/18/2018	Bank of America Merrill Lynch	30,000	GBP	42,246	USD	42,116	(130)
4/18/2018	Bank of America Merrill Lynch	60,000	GBP	84,640	USD	84,233	(407)

4/18/2018	Bank of America Merrill Lynch	90,000	GBP	127,492	USD	126,349	(1,143)
4/18/2018	Bank of America Merrill Lynch	31,000,000	JPY	291,428	USD	291,819	391
4/18/2018	Bank of America Merrill Lynch	18,000,000	JPY	170,281	USD	169,443	(838)
4/18/2018	Bank of America Merrill Lynch	15,000,000	JPY	142,105	USD	141,203	(902)
4/18/2018	Bank of America Merrill Lynch	12,000,000	JPY	113,416	USD	112,962	(454)
4/18/2018	Bank of America Merrill Lynch	28,000,000	JPY	262,865	USD	263,578	713
4/18/2018	Bank of America Merrill Lynch	33,000,000	JPY	310,631	USD	310,646	15
4/18/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,444	USD	9,413	(31)
4/18/2018	Bank of America Merrill Lynch	8,000,000	JPY	75,335	USD	75,308	(27)
4/18/2018	Bank of America Merrill Lynch	15,000,000	JPY	141,348	USD	141,203	(145)
4/18/2018	Bank of America Merrill Lynch	10,000,000	JPY	95,071	USD	94,135	(936)
4/18/2018	Bank of America Merrill Lynch	5,000,000	JPY	47,753	USD	47,068	(685)
4/18/2018	Bank of America Merrill Lynch	5,550,000	MXN	296,296	USD	303,214	6,918
4/18/2018	Bank of America Merrill Lynch	360,000	MXN	19,122	USD	19,668	546
4/18/2018	Bank of America Merrill Lynch	80,000	MXN	4,225	USD	4,371	146
4/18/2018	Bank of America Merrill Lynch	900,000	MXN	47,495	USD	49,170	1,675
4/18/2018	Bank of America Merrill Lynch	1,830,000	MXN	96,219	USD	99,979	3,760
4/18/2018	Bank of America Merrill Lynch	800,000	MXN	42,105	USD	43,706	1,601
4/18/2018	Bank of America Merrill Lynch	80,000	MXN	4,215	USD	4,371	156
4/18/2018	Bank of America Merrill Lynch	460,000	MXN	24,401	USD	25,131	730
4/18/2018	Bank of America Merrill Lynch	40,000	MXN	2,117	USD	2,185	68
4/18/2018	Bank of America Merrill Lynch	120,000	MXN	6,370	USD	6,556	186
4/18/2018	Bank of America Merrill Lynch	1,310,000	MXN	70,369	USD	71,570	1,201
4/18/2018	Bank of America Merrill Lynch	770,000	MXN	41,473	USD	42,068	595
4/18/2018	Bank of America Merrill Lynch	1,180,000	MXN	63,550	USD	64,467	917
4/18/2018	Bank of America Merrill Lynch	950,000	MXN	51,612	USD	51,902	290
4/18/2018	Bank of America Merrill Lynch	90,000	MXN	4,891	USD	4,917	26
4/18/2018	Bank of America Merrill Lynch	1,690,000	NOK	214,709	USD	215,378	669
4/18/2018	Bank of America Merrill Lynch	90,000	NOK	11,454	USD	11,470	16
4/18/2018	Bank of America Merrill Lynch	190,000	NOK	24,396	USD	24,214	(182)
4/18/2018	Bank of America Merrill Lynch	50,000	NOK	6,402	USD	6,372	(30)
4/18/2018	Bank of America Merrill Lynch	150,000	NOK	19,153	USD	19,116	(37)
4/18/2018	Bank of America Merrill Lynch	340,000	NOK	43,802	USD	43,330	(472)
4/18/2018	Bank of America Merrill Lynch	60,000	NOK	7,778	USD	7,647	(131)
4/18/2018	Bank of America Merrill Lynch	460,000	NOK	59,529	USD	58,624	(905)
4/18/2018	Bank of America Merrill Lynch	60,000	NOK	7,786	USD	7,647	(139)
4/18/2018	Bank of America Merrill Lynch	420,000	NOK	54,394	USD	53,526	(868)
4/18/2018	Bank of America Merrill Lynch	180,000	NOK	23,301	USD	22,940	(361)
4/18/2018	Bank of America Merrill Lynch	410,000	NOK	52,930	USD	52,252	(678)
4/18/2018	Bank of America Merrill Lynch	120,000	NZD	86,913	USD	86,564	(349)
4/18/2018	Bank of America Merrill Lynch	810,000	NZD	591,134	USD	584,306	(6,828)
4/18/2018	Bank of America Merrill Lynch	160,000	NZD	115,584	USD	115,419	(165)
4/18/2018	Bank of America Merrill Lynch	180,000	NZD	130,463	USD	129,846	(617)
4/18/2018	Bank of America Merrill Lynch	100,000	NZD	72,238	USD	72,137	(101)
4/18/2018	Bank of America Merrill Lynch	60,000	NZD	43,362	USD	43,282	(80)
4/18/2018	Bank of America Merrill Lynch	30,000	NZD	21,883	USD	21,641	(242)
4/18/2018	Bank of America Merrill Lynch	30,000	NZD	21,682	USD	21,641	(41)
4/18/2018	Bank of America Merrill Lynch	90,000	NZD	64,617	USD	64,923	306
4/18/2018	Bank of America Merrill Lynch	60,000	NZD	43,305	USD	43,282	(23)
4/18/2018	Bank of America Merrill Lynch	750,000	PLN	218,516	USD	219,019	503
4/18/2018	Bank of America Merrill Lynch	50,000	PLN	14,559	USD	14,601	42
4/18/2018	Bank of America Merrill Lynch	10,000	PLN	2,939	USD	2,920	(19)
4/18/2018	Bank of America Merrill Lynch	120,000	PLN	35,002	USD	35,043	41
4/18/2018	Bank of America Merrill Lynch	20,000	PLN	5,851	USD	5,841	(10)
4/18/2018	Bank of America Merrill Lynch	60,000	PLN	17,408	USD	17,521	113
4/18/2018	Bank of America Merrill Lynch	90,000	PLN	26,239	USD	26,282	43
4/18/2018	Bank of America Merrill Lynch	50,000	PLN	14,633	USD	14,601	(32)
4/18/2018	Bank of America Merrill Lynch	410,000	RUB	7,275	USD	7,116	(159)
4/18/2018	Bank of America Merrill Lynch	15,720,000	RUB	278,907	USD	272,839	(6,068)
4/18/2018	Bank of America Merrill Lynch	410,000	RUB	7,260	USD	7,116	(144)
4/18/2018	Bank of America Merrill Lynch	150,000	RUB	2,602	USD	2,603	1
4/18/2018	Bank of America Merrill Lynch	360,000	RUB	6,239	USD	6,248	9
4/18/2018	Bank of America Merrill Lynch	170,000	RUB	2,946	USD	2,951	5
4/18/2018	Bank of America Merrill Lynch	480,000	RUB	8,308	USD	8,331	23
4/18/2018	Bank of America Merrill Lynch	970,000	RUB	16,805	USD	16,835	30
4/18/2018	Bank of America Merrill Lynch	570,000	RUB	9,865	USD	9,893	28
4/18/2018	Bank of America Merrill Lynch	910,000	RUB	15,732	USD	15,794	62

4/18/2018	Bank of America Merrill Lynch	260,000	RUB	4,494	USD	4,513	19
4/18/2018	Bank of America Merrill Lynch	270,000	RUB	4,666	USD	4,686	20
4/18/2018	Bank of America Merrill Lynch	300,000	RUB	5,178	USD	5,207	29
4/18/2018	Bank of America Merrill Lynch	770,000	RUB	13,388	USD	13,364	(24)
4/18/2018	Bank of America Merrill Lynch	260,000	RUB	4,517	USD	4,513	(4)
4/18/2018	Bank of America Merrill Lynch	170,000	RUB	2,953	USD	2,951	(2)
4/18/2018	Bank of America Merrill Lynch	530,000	RUB	9,293	USD	9,199	(94)
4/18/2018	Bank of America Merrill Lynch	120,000	RUB	2,102	USD	2,083	(19)
4/18/2018	Bank of America Merrill Lynch	490,000	RUB	8,561	USD	8,505	(56)
4/18/2018	Bank of America Merrill Lynch	480,000	RUB	8,384	NOK	8,331	(53)
4/18/2018	Bank of America Merrill Lynch	300,000	RUB	5,238	USD	5,207	(31)
4/18/2018	Bank of America Merrill Lynch	180,000	RUB	3,142	USD	3,124	(18)
4/18/2018	Bank of America Merrill Lynch	490,000	RUB	8,552	USD	8,504	(48)
4/18/2018	Bank of America Merrill Lynch	560,000	RUB	9,769	USD	9,719	(50)
4/18/2018	Bank of America Merrill Lynch	440,000	RUB	7,676	USD	7,637	(39)
4/18/2018	Bank of America Merrill Lynch	400,000	RUB	6,938	USD	6,942	4
4/18/2018	Bank of America Merrill Lynch	2,810,000	SEK	346,716	USD	335,956	(10,760)
4/18/2018	Bank of America Merrill Lynch	400,000	SEK	49,202	USD	47,823	(1,379)
4/18/2018	Bank of America Merrill Lynch	330,000	SEK	40,300	USD	39,454	(846)
4/18/2018	Bank of America Merrill Lynch	570,000	SEK	69,271	USD	68,148	(1,123)
4/18/2018	Bank of America Merrill Lynch	1,930,000	SEK	235,690	USD	230,746	(4,944)
4/18/2018	Bank of America Merrill Lynch	220,000	SEK	26,735	USD	26,302	(433)
4/18/2018	Bank of America Merrill Lynch	50,000	SEK	6,066	USD	5,978	(88)
4/18/2018	Bank of America Merrill Lynch	830,000	SEK	100,917	USD	99,233	(1,684)
4/18/2018	Bank of America Merrill Lynch	150,000	SEK	18,353	USD	17,934	(419)
4/18/2018	Bank of America Merrill Lynch	1,880,000	TRY	490,358	USD	472,015	(18,343)
4/18/2018	Bank of America Merrill Lynch	110,000	TRY	28,617	USD	27,618	(999)
4/18/2018	Bank of America Merrill Lynch	340,000	TRY	87,909	USD	85,364	(2,545)
4/18/2018	Bank of America Merrill Lynch	30,000	TRY	7,771	USD	7,532	(239)
4/18/2018	Bank of America Merrill Lynch	20,000	TRY	5,178	USD	5,021	(157)
4/18/2018	Bank of America Merrill Lynch	10,000	TRY	2,588	USD	2,511	(77)
4/18/2018	Bank of America Merrill Lynch	70,000	TRY	18,231	USD	17,575	(656)
4/18/2018	Bank of America Merrill Lynch	80,000	TRY	20,841	USD	20,086	(755)
4/18/2018	Bank of America Merrill Lynch	40,000	TRY	10,339	USD	10,043	(296)
4/18/2018	Bank of America Merrill Lynch	60,000	TRY	15,560	USD	15,064	(496)
4/18/2018	Bank of America Merrill Lynch	160,000	TRY	41,157	USD	40,172	(985)
4/18/2018	Bank of America Merrill Lynch	4,150,000	ZAR	350,384	USD	349,353	(1,031)
4/18/2018	Bank of America Merrill Lynch	260,000	ZAR	21,874	USD	21,887	13
4/18/2018	Bank of America Merrill Lynch	530,000	ZAR	44,132	USD	44,616	484
4/18/2018	Bank of America Merrill Lynch	230,000	ZAR	19,026	USD	19,362	336
4/18/2018	Bank of America Merrill Lynch	160,000	ZAR	13,409	USD	13,469	60
4/18/2018	Bank of America Merrill Lynch	70,000	ZAR	5,905	USD	5,893	(12)
4/18/2018	Bank of America Merrill Lynch	40,000	ZAR	3,338	USD	3,367	29
4/18/2018	Bank of America Merrill Lynch	180,000	ZAR	15,157	USD	15,153	(4)
4/18/2018	Bank of America Merrill Lynch	50,000	ZAR	4,204	USD	4,209	5
4/18/2018	Bank of America Merrill Lynch	50,000	ZAR	4,218	USD	4,209	(9)
4/18/2018	Bank of America Merrill Lynch	40,000	ZAR	3,319	USD	3,367	48
4/18/2018	Bank of America Merrill Lynch	140,000	ZAR	11,570	USD	11,785	215
4/18/2018	Bank of America Merrill Lynch	30,000	ZAR	2,500	USD	2,526	26
4/18/2018	Bank of America Merrill Lynch	70,000	ZAR	5,854	USD	5,893	39
4/18/2018	Bank of America Merrill Lynch	40,000	ZAR	3,353	USD	3,367	14
4/20/2018	Bank of America Merrill Lynch	2,200,000	AUD	1,700,191	USD	1,687,528	(12,663)
4/20/2018	Bank of America Merrill Lynch	3,200,000	AUD	3,183,008	CAD	2,454,587	(7,697)
4/20/2018	Bank of America Merrill Lynch	2,600,000	AUD	2,775,521	NZD	1,994,352	(6,254)
4/20/2018	Bank of America Merrill Lynch	600,000	AUD	462,787	USD	460,235	(2,552)
4/20/2018	Bank of America Merrill Lynch	200,000	AUD	16,167,440	JPY	153,412	(1,061)
4/20/2018	Bank of America Merrill Lynch	200,000	AUD	154,779	USD	153,412	(1,367)
4/20/2018	Bank of America Merrill Lynch	2,100,000	CAD	1,625,455	USD	1,629,465	4,010
4/20/2018	Bank of America Merrill Lynch	500,000	CAD	389,163	USD	387,968	(1,195)
4/20/2018	Bank of America Merrill Lynch	100,000	CAD	77,573	USD	77,594	21
4/20/2018	Bank of America Merrill Lynch	1,375,000	CHF	1,455,507	USD	1,438,221	(17,286)
4/20/2018	Bank of America Merrill Lynch	13,941,994	CNH	2,200,000	USD	2,216,517	16,517
4/20/2018	Bank of America Merrill Lynch	1,884,493	CNH	300,000	USD	299,599	(401)
4/20/2018	Bank of America Merrill Lynch	250,000	EUR	308,497	USD	307,902	(595)
4/20/2018	Bank of America Merrill Lynch	1,375,000	EUR	1,696,732	USD	1,693,458	(3,274)
4/20/2018	Bank of America Merrill Lynch	500,000	EUR	617,802	USD	615,803	(1,999)

4/20/2018	Bank of America Merrill Lynch	62,500	GBP	88,490	USD	87,750	(740)
4/20/2018	Bank of America Merrill Lynch	1,187,500	GBP	1,681,298	USD	1,667,245	(14,053)
4/20/2018	Bank of America Merrill Lynch	404,207,200	HUF	1,600,000	USD	1,594,322	(5,678)
4/20/2018	Bank of America Merrill Lynch	3,823,900	ILS	1,100,000	USD	1,090,478	(9,522)
4/20/2018	Bank of America Merrill Lynch	87,500,000	JPY	830,232	USD	823,786	(6,446)
4/20/2018	Bank of America Merrill Lynch	125,000,000	JPY	1,186,046	USD	1,176,837	(9,209)
4/20/2018	Bank of America Merrill Lynch	200,000	AUD	16,249,540	JPY	153,412	38
4/20/2018	Bank of America Merrill Lynch	736,971	CHF	625,000	EUR	770,856	(3,416)
4/20/2018	Bank of America Merrill Lynch	1,375,000	EUR	2,195,467	AUD	1,693,458	(2,900)
4/20/2018	Bank of America Merrill Lynch	1,625,000	EUR	2,580,765	CAD	2,001,359	(3,428)
4/20/2018	Bank of America Merrill Lynch	1,300,000	EUR	169,116,480	JPY	1,601,087	(2,742)
4/20/2018	Bank of America Merrill Lynch	1,375,000	EUR	13,102,962	NOK	1,693,458	(2,900)
4/20/2018	Bank of America Merrill Lynch	2,375,000	EUR	2,772,454	CHF	2,925,064	(5,010)
4/20/2018	Bank of America Merrill Lynch	2,375,000	EUR	23,995,732	SEK	2,925,064	(5,010)
4/20/2018	Bank of America Merrill Lynch	1,200,000	EUR	1,045,424	GBP	1,477,927	(2,531)
4/20/2018	Bank of America Merrill Lynch	500,000	EUR	437,907	GBP	615,803	(3,606)
4/20/2018	Bank of America Merrill Lynch	100,000	EUR	13,039,390	JPY	123,161	(1,521)
4/20/2018	Bank of America Merrill Lynch	2,000,000	EUR	262,384,600	JPY	2,463,211	(20,537)
4/20/2018	Bank of America Merrill Lynch	700,000	EUR	613,608	GBP	862,124	(3,854)
4/20/2018	Bank of America Merrill Lynch	125,000	GBP	18,658,125	JPY	175,499	(937)
4/20/2018	Bank of America Merrill Lynch	1,000,000	GBP	1,832,200	AUD	1,403,996	(7,498)
4/20/2018	Bank of America Merrill Lynch	875,000	GBP	130,606,875	JPY	1,228,496	(6,561)
4/20/2018	Bank of America Merrill Lynch	1,045,530	GBP	1,200,000	EUR	1,467,920	(7,839)
4/20/2018	Bank of America Merrill Lynch	174,574	GBP	200,000	EUR	245,102	(3,550)
4/20/2018	Bank of America Merrill Lynch	125,000	GBP	18,636,563	JPY	175,499	(1,462)
4/20/2018	Bank of America Merrill Lynch	87,991	GBP	100,000	EUR	123,539	(1,029)
4/20/2018	Bank of America Merrill Lynch	1,314,875	GBP	1,500,000	EUR	1,846,078	(9,772)
4/20/2018	Bank of America Merrill Lynch	16,293,420	JPY	200,000	AUD	153,398	(1,603)
4/20/2018	Bank of America Merrill Lynch	39,026,880	JPY	300,000	EUR	367,426	(3,840)
4/20/2018	Bank of America Merrill Lynch	114,053,940	JPY	1,400,000	AUD	1,073,783	(11,222)
4/20/2018	Bank of America Merrill Lynch	98,286,000	JPY	1,200,000	CAD	925,333	(9,670)
4/20/2018	Bank of America Merrill Lynch	91,581,840	JPY	1,200,000	NZD	862,215	(9,011)
4/20/2018	Bank of America Merrill Lynch	27,858,475	JPY	250,000	CHF	262,279	(2,741)
4/20/2018	Bank of America Merrill Lynch	138,501,750	JPY	1,250,000	CHF	1,303,952	(19,435)
4/20/2018	Bank of America Merrill Lynch	36,940,625	JPY	250,000	GBP	347,785	(5,184)
4/20/2018	Bank of America Merrill Lynch	155,285,160	JPY	1,200,000	EUR	1,461,963	(21,790)
4/20/2018	Bank of America Merrill Lynch	16,161,880	JPY	200,000	AUD	152,159	(2,268)
4/20/2018	Bank of America Merrill Lynch	16,233,900	JPY	200,000	AUD	152,837	(1,961)
4/20/2018	Bank of America Merrill Lynch	30,711,600	JPY	400,000	NZD	289,140	(1,669)
4/20/2018	Bank of America Merrill Lynch	16,325,180	JPY	200,000	AUD	153,697	(19)
4/20/2018	Bank of America Merrill Lynch	13,119,010	JPY	100,000	EUR	123,511	(15)
4/20/2018	Bank of America Merrill Lynch	21,000,000	NOK	22,267,224	SEK	2,676,460	(35,176)
4/20/2018	Bank of America Merrill Lynch	5,731,895	NZD	5,400,000	AUD	4,134,768	(31,979)
4/20/2018	Bank of America Merrill Lynch	213,149	NZD	200,000	AUD	153,757	1
4/20/2018	Bank of America Merrill Lynch	28,500,000	MXN	1,531,233	USD	1,556,568	25,335
4/20/2018	Bank of America Merrill Lynch	22,000,000	MXN	1,182,004	USD	1,201,561	19,557
4/20/2018	Bank of America Merrill Lynch	9,000,000	MXN	489,145	USD	491,548	2,403
4/20/2018	Bank of America Merrill Lynch	1,700,000	NZD	1,230,742	USD	1,226,314	(4,428)
4/20/2018	Bank of America Merrill Lynch	900,000	NZD	651,515	USD	649,225	(2,290)
4/20/2018	Bank of America Merrill Lynch	100,000	NZD	72,787	USD	72,136	(651)
4/20/2018	Bank of America Merrill Lynch	6,167,048	PLN	1,800,000	USD	1,800,984	984
4/20/2018	Bank of America Merrill Lynch	5,736,680	RUB	100,000	USD	99,544	(456)
4/20/2018	Bank of America Merrill Lynch	143,417,000	RUB	2,500,000	USD	2,488,607	(11,393)
4/20/2018	Bank of America Merrill Lynch	13,103,427	SEK	1,600,000	USD	1,566,831	(33,169)
4/20/2018	Bank of America Merrill Lynch	5,393,025	SGD	4,100,000	USD	4,114,720	14,720
4/20/2018	Bank of America Merrill Lynch	400,754	TRY	100,000	USD	100,557	557
4/20/2018	Bank of America Merrill Lynch	15,417,116	ZAR	1,300,000	USD	1,297,464	(2,536)
4/20/2018	Bank of America Merrill Lynch	1,171,257	ZAR	100,000	USD	98,570	(1,430)
4/20/2018	Bank of America Merrill Lynch	13,109,011	INR	200,000	USD	200,415	415
4/20/2018	Bank of America Merrill Lynch	39,201,000	INR	600,000	USD	599,318	(682)
4/26/2018	Bank of America Merrill Lynch	183,018,360	INR	2,800,000	USD	2,796,995	(3,005)
4/30/2018	Bank of America Merrill Lynch	3,001,124,000	KRW	2,800,000	USD	2,818,486	18,486
4/30/2018	Bank of America Merrill Lynch	2,892,395	TWD	100,000	USD	99,400	(600)
4/30/2018	Bank of America Merrill Lynch	20,300,000	TWD	700,000	USD	697,630	(2,370)
5/3/2018	Bank of America Merrill Lynch	18,526	BRL	5,566	USD	5,559	(7)
5/3/2018	Bank of America Merrill Lynch	6,508	BRL	1,945	USD	1,953	8
5/3/2018	Bank of America Merrill Lynch	2,664,715	BRL	795,722	USD	799,624	3,902

5/3/2018	Bank of America Merrill Lynch	182,117,600	INR	2,800,000	USD	2,780,820	(19,180)
5/16/2018	Bank of America Merrill Lynch	10,000	AUD	7,715	USD	7,671	(44)
5/16/2018	Bank of America Merrill Lynch	330,000	AUD	255,728	USD	253,139	(2,589)
5/16/2018	Bank of America Merrill Lynch	70,000	AUD	53,763	USD	53,696	(67)
5/16/2018	Bank of America Merrill Lynch	1,580,000	BRL	477,260	USD	473,534	(3,726)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	6,041	USD	5,994	(47)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	9,059	USD	8,991	(68)
5/16/2018	Bank of America Merrill Lynch	10,000	BRL	3,017	USD	2,997	(20)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	6,031	USD	5,994	(37)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	6,031	USD	5,994	(37)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	6,030	USD	5,994	(36)
5/16/2018	Bank of America Merrill Lynch	10,000	BRL	3,015	USD	2,997	(18)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	6,027	USD	5,994	(33)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	6,020	USD	5,994	(26)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	9,074	USD	8,991	(83)
5/16/2018	Bank of America Merrill Lynch	40,000	BRL	12,093	USD	11,988	(105)
5/16/2018	Bank of America Merrill Lynch	80,000	BRL	24,184	USD	23,976	(208)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	6,042	USD	5,994	(48)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	6,029	USD	5,994	(35)
5/16/2018	Bank of America Merrill Lynch	530,000	CHF	562,693	USD	555,568	(7,125)
5/16/2018	Bank of America Merrill Lynch	70,000	CHF	73,646	USD	73,377	(269)
5/16/2018	Bank of America Merrill Lynch	30,000	CHF	31,477	USD	31,447	(30)
5/16/2018	Bank of America Merrill Lynch	810,000	EUR	1,006,598	USD	999,489	(7,109)
5/16/2018	Bank of America Merrill Lynch	90,000	EUR	112,390	USD	111,054	(1,336)
5/16/2018	Bank of America Merrill Lynch	80,000	EUR	99,607	USD	98,715	(892)
5/16/2018	Bank of America Merrill Lynch	40,000	EUR	49,333	USD	49,357	24
5/16/2018	Bank of America Merrill Lynch	330,000	GBP	469,062	USD	463,808	(5,254)
5/16/2018	Bank of America Merrill Lynch	60,000	GBP	85,617	USD	84,329	(1,288)
5/16/2018	Bank of America Merrill Lynch	80,000	GBP	113,515	USD	112,438	(1,077)
5/16/2018	Bank of America Merrill Lynch	20,000	GBP	28,112	USD	28,109	(3)
5/16/2018	Bank of America Merrill Lynch	4,000,000	JPY	38,204	USD	37,724	(480)
5/16/2018	Bank of America Merrill Lynch	43,000,000	JPY	410,638	USD	405,532	(5,106)
5/16/2018	Bank of America Merrill Lynch	17,000,000	JPY	161,249	USD	160,327	(922)
5/16/2018	Bank of America Merrill Lynch	17,000,000	JPY	160,421	USD	160,327	(94)
5/16/2018	Bank of America Merrill Lynch	11,000,000	JPY	103,751	USD	103,741	(10)
5/16/2018	Bank of America Merrill Lynch	1,820,000	MXN	98,863	USD	98,984	121
5/16/2018	Bank of America Merrill Lynch	10,320,000	MXN	558,351	USD	561,273	2,922
5/16/2018	Bank of America Merrill Lynch	310,000	MXN	16,888	USD	16,860	(28)
5/16/2018	Bank of America Merrill Lynch	260,000	NOK	33,887	USD	33,163	(724)
5/16/2018	Bank of America Merrill Lynch	3,450,000	NOK	447,001	USD	440,052	(6,949)
5/16/2018	Bank of America Merrill Lynch	700,000	NOK	91,145	USD	89,286	(1,859)
5/16/2018	Bank of America Merrill Lynch	70,000	PLN	20,675	USD	20,451	(224)
5/16/2018	Bank of America Merrill Lynch	970,000	PLN	285,038	USD	283,394	(1,644)
5/16/2018	Bank of America Merrill Lynch	70,000	PLN	20,613	USD	20,451	(162)
5/16/2018	Bank of America Merrill Lynch	10,000	PLN	2,940	USD	2,922	(18)
5/16/2018	Bank of America Merrill Lynch	10,000	PLN	2,920	USD	2,921	1
5/16/2018	Bank of America Merrill Lynch	680,000	RUB	11,764	USD	11,764	—
5/16/2018	Bank of America Merrill Lynch	13,820,000	RUB	238,997	USD	239,080	83
5/16/2018	Bank of America Merrill Lynch	450,000	SEK	55,097	USD	53,910	(1,187)
5/16/2018	Bank of America Merrill Lynch	5,140,000	SEK	629,137	USD	615,772	(13,365)
6/20/2018	Bank of America Merrill Lynch	970,000	SEK	118,479	USD	116,206	(2,273)
6/20/2018	Bank of America Merrill Lynch	146,000	AUD	114,028	USD	112,012	(2,016)
6/20/2018	Bank of America Merrill Lynch	54,309	CAD	42,000	USD	42,190	190
6/20/2018	Bank of America Merrill Lynch	67,121	CAD	52,000	USD	52,142	142
6/20/2018	Bank of America Merrill Lynch	617,733,573	CLP	1,018,606	USD	1,023,908	5,302
6/20/2018	Bank of America Merrill Lynch	765,182	CLP	1,269	USD	1,268	(1)
6/20/2018	Bank of America Merrill Lynch	1,815,957	CLP	3,007	USD	3,010	3
6/20/2018	Bank of America Merrill Lynch	247,603	CLP	410	USD	410	—
6/20/2018	Bank of America Merrill Lynch	1,227,272	CLP	2,021	USD	2,034	13
6/20/2018	Bank of America Merrill Lynch	195,752	CLP	321	USD	324	3
6/20/2018	Bank of America Merrill Lynch	1,677,224	CLP	2,760	USD	2,780	20
6/20/2018	Bank of America Merrill Lynch	1,791,972	CLP	2,957	USD	2,970	13
6/20/2018	Bank of America Merrill Lynch	5,514,538	CLP	9,102	USD	9,140	38
6/20/2018	Bank of America Merrill Lynch	3,617,340	CLP	5,977	USD	5,996	19
6/20/2018	Bank of America Merrill Lynch	25,840,586	CZK	1,264,093	USD	1,257,609	(6,484)
6/20/2018	Bank of America Merrill Lynch	65,901	CZK	3,203	USD	3,207	4
6/20/2018	Bank of America Merrill Lynch	97,783	CZK	4,751	USD	4,759	8

6/20/2018	Bank of America Merrill Lynch	46,591	CZK	2,272	USD	2,267	(5)
6/20/2018	Bank of America Merrill Lynch	100,920	CZK	4,900	USD	4,912	12
6/20/2018	Bank of America Merrill Lynch	82,565	CZK	4,051	USD	4,018	(33)
6/20/2018	Bank of America Merrill Lynch	103,498	CZK	5,059	USD	5,037	(22)
6/20/2018	Bank of America Merrill Lynch	75,179	CZK	3,676	USD	3,659	(17)
6/20/2018	Bank of America Merrill Lynch	177,000	EUR	220,897	USD	219,025	(1,872)
6/20/2018	Bank of America Merrill Lynch	246,000	GBP	342,868	USD	346,289	3,421
6/20/2018	Bank of America Merrill Lynch	34,000	GBP	47,712	USD	47,861	149
6/20/2018	Bank of America Merrill Lynch	23,000	GBP	32,535	USD	32,377	(158)
6/20/2018	Bank of America Merrill Lynch	214,065,339	HUF	851,391	USD	847,838	(3,553)
6/20/2018	Bank of America Merrill Lynch	761,851	HUF	3,027	USD	3,017	(10)
6/20/2018	Bank of America Merrill Lynch	783,383	HUF	3,109	USD	3,103	(6)
6/20/2018	Bank of America Merrill Lynch	160,362	HUF	642	USD	635	(7)
6/20/2018	Bank of America Merrill Lynch	1,586,075	HUF	6,321	USD	6,282	(39)
6/20/2018	Bank of America Merrill Lynch	2,689,922	HUF	10,688	USD	10,654	(34)
6/20/2018	Bank of America Merrill Lynch	2,867,492	HUF	11,370	USD	11,357	(13)
6/20/2018	Bank of America Merrill Lynch	181,254	HUF	721	USD	718	(3)
6/20/2018	Bank of America Merrill Lynch	541,458	HUF	2,148	USD	2,145	(3)
6/20/2018	Bank of America Merrill Lynch	3,523,699	HUF	14,057	USD	13,956	(101)
6/20/2018	Bank of America Merrill Lynch	3,378,441	HUF	13,468	USD	13,381	(87)
6/20/2018	Bank of America Merrill Lynch	2,633,251	HUF	10,505	USD	10,429	(76)
6/20/2018	Bank of America Merrill Lynch	4,254,435	ILS	1,238,640	USD	1,217,844	(20,796)
6/20/2018	Bank of America Merrill Lynch	5,590	ILS	1,632	USD	1,600	(32)
6/20/2018	Bank of America Merrill Lynch	12,956	ILS	3,784	USD	3,709	(75)
6/20/2018	Bank of America Merrill Lynch	12,957	ILS	3,772	USD	3,709	(63)
6/20/2018	Bank of America Merrill Lynch	3,045	ILS	880	USD	872	(8)
6/20/2018	Bank of America Merrill Lynch	6,442	ILS	1,856	USD	1,844	(12)
6/20/2018	Bank of America Merrill Lynch	12,453	ILS	3,587	USD	3,565	(22)
6/20/2018	Bank of America Merrill Lynch	12,726	ILS	3,665	USD	3,643	(22)
6/20/2018	Bank of America Merrill Lynch	10,924	ILS	3,139	USD	3,127	(12)
6/20/2018	Bank of America Merrill Lynch	276,987,064	INR	4,206,014	USD	4,205,549	(465)
6/20/2018	Bank of America Merrill Lynch	902,584	INR	13,720	USD	13,704	(16)
6/20/2018	Bank of America Merrill Lynch	74,934	INR	1,140	USD	1,138	(2)
6/20/2018	Bank of America Merrill Lynch	912,651	INR	13,906	USD	13,857	(49)
6/20/2018	Bank of America Merrill Lynch	577,860	INR	8,783	USD	8,774	(9)
6/20/2018	Bank of America Merrill Lynch	1,022,047	INR	15,479	USD	15,518	39
6/20/2018	Bank of America Merrill Lynch	1,084,247	INR	16,426	USD	16,462	36
6/20/2018	Bank of America Merrill Lynch	1,396,318	INR	21,262	USD	21,201	(61)
6/20/2018	Bank of America Merrill Lynch	918,512	INR	14,057	USD	13,946	(111)
6/20/2018	Bank of America Merrill Lynch	855,495	INR	13,060	USD	12,989	(71)
6/20/2018	Bank of America Merrill Lynch	3,016,422,866	KRW	2,818,823	USD	2,838,104	19,281
6/20/2018	Bank of America Merrill Lynch	18,571,960	KRW	17,403	USD	17,474	71
6/20/2018	Bank of America Merrill Lynch	16,225,130	KRW	15,222	USD	15,266	44
6/20/2018	Bank of America Merrill Lynch	12,592,231	KRW	11,780	USD	11,848	68
6/20/2018	Bank of America Merrill Lynch	4,491,872	KRW	4,208	USD	4,226	18
6/20/2018	Bank of America Merrill Lynch	13,606,300	KRW	12,737	USD	12,802	65
6/20/2018	Bank of America Merrill Lynch	4,288,336	KRW	3,988	USD	4,035	47
6/20/2018	Bank of America Merrill Lynch	17,647,137	KRW	16,385	USD	16,604	219
6/20/2018	Bank of America Merrill Lynch	23,337,494	KRW	21,949	USD	21,958	9
6/20/2018	Bank of America Merrill Lynch	116,267	NOK	14,863	USD	14,848	(15)
6/20/2018	Bank of America Merrill Lynch	6,675,012	NOK	853,457	USD	852,449	(1,008)
6/20/2018	Bank of America Merrill Lynch	129,686	NOK	16,699	USD	16,562	(137)
6/20/2018	Bank of America Merrill Lynch	111,246	NOK	14,333	USD	14,207	(126)
6/20/2018	Bank of America Merrill Lynch	115,754	NOK	14,978	USD	14,783	(195)
6/20/2018	Bank of America Merrill Lynch	156,755	NOK	20,368	USD	20,019	(349)
6/20/2018	Bank of America Merrill Lynch	131,432	NOK	17,152	USD	16,785	(367)
6/20/2018	Bank of America Merrill Lynch	193,634	NOK	25,183	USD	24,729	(454)
6/20/2018	Bank of America Merrill Lynch	167,638	NOK	21,704	USD	21,409	(295)
6/20/2018	Bank of America Merrill Lynch	169,924	NOK	22,095	USD	21,701	(394)
6/20/2018	Bank of America Merrill Lynch	199,025	NOK	25,794	USD	25,417	(377)
6/20/2018	Bank of America Merrill Lynch	77,445	NOK	10,053	USD	9,890	(163)
6/20/2018	Bank of America Merrill Lynch	121,031	NOK	15,631	USD	15,457	(174)
6/20/2018	Bank of America Merrill Lynch	250,343	NOK	32,604	USD	31,971	(633)
6/20/2018	Bank of America Merrill Lynch	249,802	NOK	32,515	USD	31,902	(613)
6/20/2018	Bank of America Merrill Lynch	241,849	NOK	31,180	USD	30,886	(294)
6/20/2018	Bank of America Merrill Lynch	4,302,568	PLN	1,266,214	USD	1,258,099	(8,115)
6/20/2018	Bank of America Merrill Lynch	16,046	PLN	4,708	USD	4,692	(16)

6/20/2018	Bank of America Merrill Lynch	12,185	PLN	3,572	USD	3,563	(9)
6/20/2018	Bank of America Merrill Lynch	2,507	PLN	730	USD	733	3
6/20/2018	Bank of America Merrill Lynch	16,377	PLN	4,757	USD	4,789	32
6/20/2018	Bank of America Merrill Lynch	17,895	PLN	5,261	USD	5,233	(28)
6/20/2018	Bank of America Merrill Lynch	22,477	PLN	6,619	USD	6,573	(46)
6/20/2018	Bank of America Merrill Lynch	11,029	PLN	3,247	USD	3,225	(22)
6/20/2018	Bank of America Merrill Lynch	68,819,527	RUB	1,197,747	USD	1,186,005	(11,742)
6/20/2018	Bank of America Merrill Lynch	177,223	RUB	3,087	USD	3,054	(33)
6/20/2018	Bank of America Merrill Lynch	221,161	RUB	3,854	USD	3,811	(43)
6/20/2018	Bank of America Merrill Lynch	190,654	RUB	3,280	USD	3,286	6
6/20/2018	Bank of America Merrill Lynch	257,028	RUB	4,428	USD	4,430	2
6/20/2018	Bank of America Merrill Lynch	464,620	RUB	8,093	USD	8,007	(86)
6/20/2018	Bank of America Merrill Lynch	228,591	RUB	3,965	USD	3,939	(26)
6/20/2018	Bank of America Merrill Lynch	368,386	RUB	6,340	USD	6,349	9
6/20/2018	Bank of America Merrill Lynch	735,118	SEK	89,634	USD	88,318	(1,316)
6/20/2018	Bank of America Merrill Lynch	6,561,116	SEK	800,110	USD	788,264	(11,846)
6/20/2018	Bank of America Merrill Lynch	4,829	SEK	589	USD	580	(9)
6/20/2018	Bank of America Merrill Lynch	17,437	SEK	2,126	USD	2,095	(31)
6/20/2018	Bank of America Merrill Lynch	7,000	SEK	861	USD	841	(20)
6/20/2018	Bank of America Merrill Lynch	18,788	SEK	2,303	USD	2,257	(46)
6/20/2018	Bank of America Merrill Lynch	17,787	SEK	2,184	USD	2,137	(47)
6/20/2018	Bank of America Merrill Lynch	25,665	SEK	3,142	USD	3,083	(59)
6/20/2018	Bank of America Merrill Lynch	18,767	SEK	2,275	USD	2,255	(20)
6/20/2018	Bank of America Merrill Lynch	2,756,856	SGD	2,099,867	USD	2,106,445	6,578
6/20/2018	Bank of America Merrill Lynch	3,255	SGD	2,475	USD	2,487	12
6/20/2018	Bank of America Merrill Lynch	9,446	SGD	7,203	USD	7,217	14
6/20/2018	Bank of America Merrill Lynch	6,380	SGD	4,865	USD	4,875	10
6/20/2018	Bank of America Merrill Lynch	142	SGD	108	USD	109	1
6/20/2018	Bank of America Merrill Lynch	5,934	SGD	4,511	USD	4,534	23
6/20/2018	Bank of America Merrill Lynch	47,234	SGD	36,000	USD	36,090	90
6/20/2018	Bank of America Merrill Lynch	11,842	SGD	9,047	USD	9,048	1
6/20/2018	Bank of America Merrill Lynch	8,569	SGD	6,572	USD	6,547	(25)
6/20/2018	Bank of America Merrill Lynch	10,046	SGD	7,698	USD	7,676	(22)
6/20/2018	Bank of America Merrill Lynch	1,419,701	TRY	360,726	USD	349,803	(10,923)
6/20/2018	Bank of America Merrill Lynch	23,861	TRY	6,065	USD	5,879	(186)
6/20/2018	Bank of America Merrill Lynch	40,781	TRY	10,345	USD	10,048	(297)
6/20/2018	Bank of America Merrill Lynch	8,844	TRY	2,221	USD	2,179	(42)
6/20/2018	Bank of America Merrill Lynch	4,060	TRY	1,022	USD	1,000	(22)
6/20/2018	Bank of America Merrill Lynch	1,629	TRY	405	USD	401	(4)
6/20/2018	Bank of America Merrill Lynch	657	TRY	162	USD	162	—
6/20/2018	Bank of America Merrill Lynch	6,879	TRY	1,704	USD	1,695	(9)
6/20/2018	Bank of America Merrill Lynch	58,821,230	TWD	2,028,668	USD	2,029,265	597
6/20/2018	Bank of America Merrill Lynch	84,547	TWD	2,912	USD	2,917	5
6/20/2018	Bank of America Merrill Lynch	36,151	TWD	1,254	USD	1,247	(7)
6/20/2018	Bank of America Merrill Lynch	58,259	TWD	2,016	USD	2,010	(6)
6/20/2018	Bank of America Merrill Lynch	42,570	ZAR	3,522	USD	3,553	31
6/20/2018	Bank of America Merrill Lynch	10,340,775	ZAR	857,559	USD	863,075	5,516
6/20/2018	Bank of America Merrill Lynch	556,729	ZAR	46,169	USD	46,466	297
6/20/2018	Bank of America Merrill Lynch	80,412	ZAR	6,669	USD	6,711	42
6/20/2018	Bank of America Merrill Lynch	58,277	ZAR	4,845	USD	4,864	19
6/20/2018	Bank of America Merrill Lynch	65,707	ZAR	5,512	USD	5,484	(28)
6/20/2018	Bank of America Merrill Lynch	87,653	ZAR	7,304	USD	7,316	12
6/20/2018	Bank of America Merrill Lynch	88,971	ZAR	7,347	USD	7,426	79
6/20/2018	Bank of America Merrill Lynch	18,360	ZAR	1,504	USD	1,532	28
6/20/2018	Bank of America Merrill Lynch	25,121	ZAR	2,075	USD	2,097	22
6/20/2018	Bank of America Merrill Lynch	5,455	ZAR	457	USD	455	(2)
6/20/2018	Bank of America Merrill Lynch	160,232	ZAR	13,576	USD	13,373	(203)
6/20/2018	Bank of America Merrill Lynch	272,960	ZAR	23,174	USD	22,782	(392)
6/20/2018	Bank of America Merrill Lynch	325,251	ZAR	27,491	USD	27,147	(344)
8/6/2018	Bank of America Merrill Lynch	46,000	AUD	35,216	USD	35,304	88
8/6/2018	Bank of America Merrill Lynch	2,664,715	BRL	801,707	USD	792,602	(9,105)
8/6/2018	Bank of America Merrill Lynch	42,571	CAD	33,000	USD	33,100	100
8/6/2018	Bank of America Merrill Lynch	26,000	GBP	36,614	USD	36,674	60
							(560,657)

To Sell:
4/2/2018	Bank of America Merrill Lynch	20,412,000	TWD	700,000	USD	700,072	(72)
4/2/2018	Bank of America Merrill Lynch	699,423	MXN	38,168	USD	38,317	(149)
4/2/2018	Bank of America Merrill Lynch	1,800,577	MXN	98,211	USD	98,643	(432)
4/2/2018	Bank of America Merrill Lynch	950,000	MXN	51,737	USD	52,045	(308)
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,631	USD	1,643	(12)
4/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,630	USD	1,644	(14)
4/2/2018	Bank of America Merrill Lynch	40,000	MXN	2,172	USD	2,191	(19)
4/2/2018	Bank of America Merrill Lynch	2,220	SGD	1,696	USD	1,693	3
4/2/2018	Bank of America Merrill Lynch	12,600	TWD	432	USD	432	—
4/2/2018	Bank of America Merrill Lynch	11,000,000	JPY	103,466	USD	103,432	34
4/2/2018	Bank of America Merrill Lynch	150,000	CAD	116,243	USD	116,347	(104)
4/3/2018	Bank of America Merrill Lynch	4,227	EUR	5,218	USD	5,200	18
4/3/2018	Bank of America Merrill Lynch	16,344,120	JPY	200,000	AUD	153,711	(301)
4/3/2018	Bank of America Merrill Lynch	213,173	NZD	200,000	AUD	153,782	(372)
4/3/2018	Bank of America Merrill Lynch	13,117,960	JPY	100,000	EUR	123,370	(341)
4/3/2018	Bank of America Merrill Lynch	200,000	AUD	16,216,581	JPY	153,410	(679)
4/3/2018	Bank of America Merrill Lynch	92,105	EUR	12,110,075	JPY	113,300	756
4/3/2018	Bank of America Merrill Lynch	7,895	EUR	1,038,609	JPY	9,712	70
4/3/2018	Bank of America Merrill Lynch	200,000	AUD	211,612	NZD	153,410	(599)
4/3/2018	Bank of America Merrill Lynch	6,928	BRL	2,132	USD	2,084	48
4/3/2018	Bank of America Merrill Lynch	11,917	BRL	3,677	USD	3,585	92
4/3/2018	Bank of America Merrill Lynch	73,598	BRL	22,504	USD	22,139	365
4/3/2018	Bank of America Merrill Lynch	40,618	BRL	12,406	USD	12,218	188
4/3/2018	Bank of America Merrill Lynch	26,582	BRL	8,131	USD	7,996	135
4/3/2018	Bank of America Merrill Lynch	20,494	BRL	6,234	USD	6,165	69
4/3/2018	Bank of America Merrill Lynch	34,129	BRL	10,364	USD	10,266	98
4/3/2018	Bank of America Merrill Lynch	37,130	BRL	11,236	USD	11,169	67
4/3/2018	Bank of America Merrill Lynch	34,403	BRL	10,451	USD	10,349	102
4/3/2018	Bank of America Merrill Lynch	47,069	BRL	14,253	USD	14,159	94
4/3/2018	Bank of America Merrill Lynch	75,843	BRL	22,958	USD	22,814	144
4/3/2018	Bank of America Merrill Lynch	50,844	BRL	15,408	USD	15,294	114
4/3/2018	Bank of America Merrill Lynch	700,000	NOK	91,019	USD	89,169	1,850
4/3/2018	Bank of America Merrill Lynch	2,664,715	BRL	797,986	USD	801,565	(3,579)
4/3/2018	Bank of America Merrill Lynch	1,884,213	CNH	300,000	USD	299,798	202
4/3/2018	Bank of America Merrill Lynch	111,467	EUR	137,581	USD	137,117	464
4/3/2018	Bank of America Merrill Lynch	13,533	EUR	16,701	USD	16,647	54
4/3/2018	Bank of America Merrill Lynch	2,500,000	MXN	137,248	USD	136,897	351
4/3/2018	Bank of America Merrill Lynch	100,000	NZD	72,166	USD	72,140	26
4/3/2018	Bank of America Merrill Lynch	5,520	EUR	6,795	USD	6,790	5
4/3/2018	Bank of America Merrill Lynch	119,480	EUR	147,064	USD	146,974	90
4/3/2018	Bank of America Merrill Lynch	24,587	EUR	30,274	USD	30,245	29
4/3/2018	Bank of America Merrill Lynch	100,413	EUR	123,619	USD	123,519	100
4/3/2018	Bank of America Merrill Lynch	193,518	CHF	202,285	USD	202,136	149
4/3/2018	Bank of America Merrill Lynch	105,982	CHF	110,791	USD	110,702	89
4/3/2018	Bank of America Merrill Lynch	117,781	CHF	123,128	USD	123,026	102
4/3/2018	Bank of America Merrill Lynch	426,327	CHF	445,698	USD	445,312	386
4/3/2018	Bank of America Merrill Lynch	31,392	CHF	32,812	USD	32,790	22
4/3/2018	Bank of America Merrill Lynch	264	GBP	373	USD	371	2
4/3/2018	Bank of America Merrill Lynch	79,015	HKD	10,069	USD	10,069	—
4/3/2018	Bank of America Merrill Lynch	12,102	ZAR	1,031	USD	1,021	10
4/3/2018	Bank of America Merrill Lynch	10,996	AUD	8,440	USD	8,434	6
4/3/2018	Bank of America Merrill Lynch	47,191	EUR	58,251	USD	58,050	201
4/3/2018	Bank of America Merrill Lynch	1,820,000	MXN	99,513	USD	99,661	(148)
4/3/2018	Bank of America Merrill Lynch	90,000	MXN	4,902	USD	4,928	(26)
4/3/2018	Bank of America Merrill Lynch	10,000	EUR	12,344	USD	12,301	43
4/3/2018	Bank of America Merrill Lynch	10,000	EUR	12,347	USD	12,301	46
4/3/2018	Bank of America Merrill Lynch	10,000	EUR	12,348	USD	12,301	47
4/3/2018	Bank of America Merrill Lynch	70,000	AUD	53,758	USD	53,694	64
4/3/2018	Bank of America Merrill Lynch	70,000	CHF	73,390	USD	73,117	273
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,632	USD	3,583	49
4/3/2018	Bank of America Merrill Lynch	50,000	SEK	6,040	USD	5,972	68
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,621	USD	3,583	38
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,621	USD	3,583	38
4/3/2018	Bank of America Merrill Lynch	60,000	SEK	7,235	USD	7,166	69
4/3/2018	Bank of America Merrill Lynch	50,000	SEK	6,024	USD	5,972	52
4/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,818	USD	4,777	41
4/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,818	USD	4,777	41

4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,611	USD	3,583	28
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,610	USD	3,583	27
4/3/2018	Bank of America Merrill Lynch	90,000	SEK	10,825	USD	10,749	76
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,608	USD	3,583	25
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,608	USD	3,583	25
4/3/2018	Bank of America Merrill Lynch	60,000	SEK	7,216	USD	7,166	50
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,607	USD	3,583	24
4/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,809	USD	4,777	32
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,607	USD	3,583	24
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,606	USD	3,583	23
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,606	USD	3,583	23
4/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,807	USD	4,777	30
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,605	USD	3,583	22
4/3/2018	Bank of America Merrill Lynch	20,000	SEK	2,402	USD	2,388	14
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,603	USD	3,583	20
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,602	USD	3,583	19
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,602	USD	3,583	19
4/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,601	USD	3,583	18
4/3/2018	Bank of America Merrill Lynch	30,000	ZAR	2,564	USD	2,531	33
4/3/2018	Bank of America Merrill Lynch	20,000	ZAR	1,706	USD	1,687	19
4/3/2018	Bank of America Merrill Lynch	30,000	ZAR	2,548	USD	2,531	17
4/3/2018	Bank of America Merrill Lynch	20,000	ZAR	1,698	USD	1,687	11
4/3/2018	Bank of America Merrill Lynch	10,000	ZAR	849	USD	844	5
4/3/2018	Bank of America Merrill Lynch	310,000	MXN	16,998	USD	16,975	23
4/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,918	USD	2,919	(1)
4/3/2018	Bank of America Merrill Lynch	11,222	BRL	3,376	USD	3,376	—
4/3/2018	Bank of America Merrill Lynch	86,716	TWD	3,002	USD	2,975	27
4/3/2018	Bank of America Merrill Lynch	52,918	TWD	1,830	USD	1,815	15
4/3/2018	Bank of America Merrill Lynch	4,984	BRL	1,499	USD	1,499	—
4/3/2018	Bank of America Merrill Lynch	4,513	ILS	1,293	USD	1,286	7
4/3/2018	Bank of America Merrill Lynch	16,360,823	JPY	200,000	AUD	153,878	(467)
4/4/2018	Bank of America Merrill Lynch	52,940	EUR	6,920,526	JPY	65,127	(29)
4/4/2018	Bank of America Merrill Lynch	169,415	EUR	22,142,743	JPY	208,415	(130)
4/4/2018	Bank of America Merrill Lynch	77,645	EUR	10,145,148	JPY	95,519	(89)
4/4/2018	Bank of America Merrill Lynch	300,000	EUR	39,223,941	JPY	369,060	(102)
4/4/2018	Bank of America Merrill Lynch	40,000	NOK	5,115	USD	5,095	20
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,835	USD	3,822	13
4/4/2018	Bank of America Merrill Lynch	40,000	NOK	5,113	USD	5,096	17
4/4/2018	Bank of America Merrill Lynch	80,000	NOK	10,212	USD	10,191	21
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,829	USD	3,822	7
4/4/2018	Bank of America Merrill Lynch	40,000	NOK	5,105	USD	5,095	10
4/4/2018	Bank of America Merrill Lynch	40,000	NOK	5,104	USD	5,095	9
4/4/2018	Bank of America Merrill Lynch	70,000	NOK	8,928	USD	8,917	11
4/4/2018	Bank of America Merrill Lynch	64,517	AUD	49,508	USD	49,488	20
4/4/2018	Bank of America Merrill Lynch	35,483	AUD	27,237	USD	27,217	20
4/4/2018	Bank of America Merrill Lynch	26,342	EUR	32,461	USD	32,406	55
4/4/2018	Bank of America Merrill Lynch	98,658	EUR	121,543	USD	121,369	174
4/4/2018	Bank of America Merrill Lynch	96,570	EUR	118,826	USD	118,801	25
4/4/2018	Bank of America Merrill Lynch	85,450	EUR	105,137	USD	105,121	16
4/4/2018	Bank of America Merrill Lynch	192,980	EUR	237,459	USD	237,404	55
4/4/2018	Bank of America Merrill Lynch	40,000	EUR	49,184	USD	49,208	(24)
4/4/2018	Bank of America Merrill Lynch	10,000	EUR	12,311	USD	12,302	9
4/4/2018	Bank of America Merrill Lynch	10,000	EUR	12,313	USD	12,302	11
4/4/2018	Bank of America Merrill Lynch	10,000	EUR	12,316	USD	12,302	14
4/4/2018	Bank of America Merrill Lynch	10,000	NZD	7,197	USD	7,214	(17)
4/4/2018	Bank of America Merrill Lynch	10,000	NZD	7,203	USD	7,214	(11)
4/4/2018	Bank of America Merrill Lynch	20,000	AUD	15,334	USD	15,341	(7)
4/4/2018	Bank of America Merrill Lynch	30,000	CHF	31,369	USD	31,339	30
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,817	USD	3,822	(5)
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,817	USD	3,822	(5)
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,816	USD	3,822	(6)
4/4/2018	Bank of America Merrill Lynch	50,000	NOK	6,359	USD	6,369	(10)
4/4/2018	Bank of America Merrill Lynch	40,000	NOK	5,087	USD	5,095	(8)
4/4/2018	Bank of America Merrill Lynch	70,000	NOK	8,903	USD	8,917	(14)
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,815	USD	3,822	(7)
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,812	USD	3,822	(10)
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,812	USD	3,822	(10)

4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,812	USD	3,822	(10)
4/4/2018	Bank of America Merrill Lynch	20,000	NOK	2,541	USD	2,548	(7)
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,811	USD	3,822	(11)
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,810	USD	3,822	(12)
4/4/2018	Bank of America Merrill Lynch	30,000	NOK	3,810	USD	3,822	(12)
4/4/2018	Bank of America Merrill Lynch	20,000	NOK	2,540	USD	2,548	(8)
4/4/2018	Bank of America Merrill Lynch	40,000	SEK	4,792	USD	4,778	14
4/4/2018	Bank of America Merrill Lynch	50,000	SEK	5,990	USD	5,972	18
4/4/2018	Bank of America Merrill Lynch	50,000	SEK	5,989	USD	5,972	17
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,593	USD	3,583	10
4/4/2018	Bank of America Merrill Lynch	40,000	SEK	4,790	USD	4,778	12
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,590	USD	3,583	7
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,590	USD	3,583	7
4/4/2018	Bank of America Merrill Lynch	60,000	SEK	7,179	USD	7,166	13
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,589	USD	3,583	6
4/4/2018	Bank of America Merrill Lynch	20,000	SEK	2,393	USD	2,389	4
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,589	USD	3,583	6
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,589	USD	3,583	6
4/4/2018	Bank of America Merrill Lynch	40,000	SEK	4,785	USD	4,778	7
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,589	USD	3,583	6
4/4/2018	Bank of America Merrill Lynch	2,610,000	SEK	312,149	USD	311,737	412
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,588	USD	3,583	5
4/4/2018	Bank of America Merrill Lynch	50,000	SEK	5,979	USD	5,972	7
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,587	USD	3,583	4
4/4/2018	Bank of America Merrill Lynch	20,000	SEK	2,392	USD	2,389	3
4/4/2018	Bank of America Merrill Lynch	40,000	SEK	4,783	USD	4,778	5
4/4/2018	Bank of America Merrill Lynch	20,000	SEK	2,392	USD	2,389	3
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,587	USD	3,583	4
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,587	USD	3,583	4
4/4/2018	Bank of America Merrill Lynch	40,000	SEK	4,783	USD	4,778	5
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,586	USD	3,583	3
4/4/2018	Bank of America Merrill Lynch	40,000	SEK	4,781	USD	4,777	4
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,586	USD	3,583	3
4/4/2018	Bank of America Merrill Lynch	60,000	SEK	7,172	USD	7,167	5
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,586	USD	3,583	3
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,585	USD	3,583	2
4/4/2018	Bank of America Merrill Lynch	70,000	SEK	8,365	USD	8,361	4
4/4/2018	Bank of America Merrill Lynch	40,000	SEK	4,780	USD	4,778	2
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,585	USD	3,583	2
4/4/2018	Bank of America Merrill Lynch	20,000	SEK	2,390	USD	2,389	1
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,584	USD	3,583	1
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,584	USD	3,583	1
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,584	USD	3,583	1
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,584	USD	3,583	1
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,584	USD	3,583	1
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,584	USD	3,583	1
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,583	USD	3,583	—
4/4/2018	Bank of America Merrill Lynch	20,000	SEK	2,388	USD	2,389	(1)
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,581	USD	3,583	(2)
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,580	USD	3,583	(3)
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,580	USD	3,583	(3)
4/4/2018	Bank of America Merrill Lynch	30,000	SEK	3,578	USD	3,583	(5)
4/4/2018	Bank of America Merrill Lynch	10,000	ZAR	851	USD	844	7
4/4/2018	Bank of America Merrill Lynch	20,000	ZAR	1,701	USD	1,687	14
4/4/2018	Bank of America Merrill Lynch	20,000	ZAR	1,700	USD	1,687	13
4/4/2018	Bank of America Merrill Lynch	20,000	ZAR	1,695	USD	1,687	8
4/4/2018	Bank of America Merrill Lynch	20,000	ZAR	1,694	USD	1,687	7
4/4/2018	Bank of America Merrill Lynch	30,000	ZAR	2,539	USD	2,530	9
4/4/2018	Bank of America Merrill Lynch	10,000	ZAR	846	USD	843	3
4/4/2018	Bank of America Merrill Lynch	30,000	ZAR	2,532	USD	2,531	1
4/4/2018	Bank of America Merrill Lynch	10,000	ZAR	843	USD	844	(1)
4/4/2018	Bank of America Merrill Lynch	20,000	ZAR	1,685	USD	1,687	(2)
4/4/2018	Bank of America Merrill Lynch	20,000	ZAR	1,685	USD	1,687	(2)
4/4/2018	Bank of America Merrill Lynch	10,000	ZAR	842	USD	843	(1)
4/4/2018	Bank of America Merrill Lynch	20,000	ZAR	1,683	USD	1,687	(4)
4/4/2018	Bank of America Merrill Lynch	20,000	GBP	28,064	USD	28,061	3
4/4/2018	Bank of America Merrill Lynch	10,000	GBP	14,056	USD	14,030	26

4/4/2018	Bank of America Merrill Lynch	10,000	GBP	14,057	USD	14,030	27
4/4/2018	Bank of America Merrill Lynch	10,000	GBP	14,061	USD	14,030	31
4/5/2018	Bank of America Merrill Lynch	222,045,840	INR	3,400,000	USD	3,402,354	(2,354)
4/9/2018	Bank of America Merrill Lynch	221,714,000	INR	3,400,000	USD	3,395,573	4,427
4/9/2018	Bank of America Merrill Lynch	2,982,280,000	KRW	2,800,000	USD	2,798,765	1,235
4/9/2018	Bank of America Merrill Lynch	20,443,500	TWD	700,000	USD	701,575	(1,575)
4/16/2018	Bank of America Merrill Lynch	182,822,360	INR	2,800,000	USD	2,797,496	2,504
4/16/2018	Bank of America Merrill Lynch	39,174,000	INR	600,000	USD	599,430	570
4/16/2018	Bank of America Merrill Lynch	3,003,224,000	KRW	2,800,000	USD	2,819,099	(19,099)
4/16/2018	Bank of America Merrill Lynch	20,345,500	TWD	700,000	USD	698,539	1,461
4/18/2018	Bank of America Merrill Lynch	490,000	CHF	526,690	USD	512,446	14,244
4/18/2018	Bank of America Merrill Lynch	50,000	CHF	53,512	USD	52,291	1,221
4/18/2018	Bank of America Merrill Lynch	170,000	GBP	237,738	USD	238,659	(921)
4/18/2018	Bank of America Merrill Lynch	30,000	CAD	23,570	USD	23,277	293
4/18/2018	Bank of America Merrill Lynch	180,000	CAD	140,551	USD	139,663	888
4/18/2018	Bank of America Merrill Lynch	110,000	NOK	13,973	USD	14,019	(46)
4/18/2018	Bank of America Merrill Lynch	360,000	SEK	43,675	USD	43,041	634
4/18/2018	Bank of America Merrill Lynch	10,000	AUD	7,760	USD	7,670	90
4/18/2018	Bank of America Merrill Lynch	280,000	CAD	217,384	USD	217,254	130
4/18/2018	Bank of America Merrill Lynch	19,000,000	JPY	178,229	USD	178,857	(628)
4/18/2018	Bank of America Merrill Lynch	140,000	SEK	17,000	USD	16,738	262
4/18/2018	Bank of America Merrill Lynch	480,000	RUB	8,416	USD	8,331	85
4/18/2018	Bank of America Merrill Lynch	280,000	RUB	4,907	USD	4,860	47
4/18/2018	Bank of America Merrill Lynch	450,000	RUB	7,884	USD	7,810	74
4/18/2018	Bank of America Merrill Lynch	480,000	RUB	8,408	USD	8,331	77
4/18/2018	Bank of America Merrill Lynch	480,000	RUB	8,402	USD	8,331	71
4/18/2018	Bank of America Merrill Lynch	190,000	RUB	3,324	USD	3,298	26
4/18/2018	Bank of America Merrill Lynch	620,000	RUB	10,844	USD	10,761	83
4/18/2018	Bank of America Merrill Lynch	480,000	RUB	8,393	USD	8,331	62
4/18/2018	Bank of America Merrill Lynch	680,000	RUB	11,885	USD	11,802	83
4/18/2018	Bank of America Merrill Lynch	30,000	AUD	23,259	USD	23,012	247
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,057	USD	3,005	52
4/18/2018	Bank of America Merrill Lynch	650,000	CAD	503,918	USD	504,339	(421)
4/18/2018	Bank of America Merrill Lynch	10,000	CHF	10,703	USD	10,458	245
4/18/2018	Bank of America Merrill Lynch	190,000	EUR	234,824	USD	233,972	852
4/18/2018	Bank of America Merrill Lynch	46,000,000	JPY	436,961	USD	433,022	3,939
4/18/2018	Bank of America Merrill Lynch	160,000	PLN	46,949	USD	46,724	225
4/18/2018	Bank of America Merrill Lynch	230,000	RUB	4,039	USD	3,992	47
4/18/2018	Bank of America Merrill Lynch	210,000	RUB	3,685	USD	3,645	40
4/18/2018	Bank of America Merrill Lynch	280,000	RUB	4,860	USD	4,860	—
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,066	USD	3,005	61
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,188	USD	9,013	175
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,184	USD	9,014	170
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,060	USD	3,005	55
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,056	USD	3,004	52
4/18/2018	Bank of America Merrill Lynch	540,000	CAD	416,283	USD	418,990	(2,707)
4/18/2018	Bank of America Merrill Lynch	120,000	CHF	128,166	USD	125,497	2,669
4/18/2018	Bank of America Merrill Lynch	220,000	EUR	272,047	USD	270,915	1,132
4/18/2018	Bank of America Merrill Lynch	36,000,000	JPY	340,657	USD	338,887	1,770
4/18/2018	Bank of America Merrill Lynch	510,000	NOK	65,251	USD	64,996	255
4/18/2018	Bank of America Merrill Lynch	250,000	RUB	4,358	USD	4,339	19
4/18/2018	Bank of America Merrill Lynch	10,000	AUD	7,811	USD	7,670	141
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,086	USD	3,005	81
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,083	USD	3,004	79
4/18/2018	Bank of America Merrill Lynch	610,000	CAD	473,616	USD	473,303	313
4/18/2018	Bank of America Merrill Lynch	30,000	CHF	32,064	USD	31,374	690
4/18/2018	Bank of America Merrill Lynch	60,000	GBP	83,467	USD	84,232	(765)
4/18/2018	Bank of America Merrill Lynch	30,000	NOK	3,860	USD	3,823	37
4/18/2018	Bank of America Merrill Lynch	20,000	PLN	5,932	USD	5,840	92
4/18/2018	Bank of America Merrill Lynch	110,000	RUB	1,936	USD	1,909	27
4/18/2018	Bank of America Merrill Lynch	190,000	RUB	3,342	USD	3,298	44
4/18/2018	Bank of America Merrill Lynch	230,000	RUB	4,044	USD	3,992	52
4/18/2018	Bank of America Merrill Lynch	30,000	AUD	23,381	USD	23,012	369
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,073	USD	3,005	68
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,072	USD	3,004	68
4/18/2018	Bank of America Merrill Lynch	40,000	BRL	12,282	USD	12,018	264
4/18/2018	Bank of America Merrill Lynch	60,000	BRL	18,416	USD	18,027	389

4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,137	USD	6,009	128
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,134	SEK	6,009	125
4/18/2018	Bank of America Merrill Lynch	140,000	CAD	108,111	USD	108,627	(516)
4/18/2018	Bank of America Merrill Lynch	120,000	GBP	166,879	USD	168,465	(1,586)
4/18/2018	Bank of America Merrill Lynch	60,000	NZD	43,570	USD	43,282	288
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,147	USD	6,009	138
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,071	USD	3,005	66
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,070	USD	3,005	65
4/18/2018	Bank of America Merrill Lynch	70,000	BRL	21,485	USD	21,032	453
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,207	USD	9,013	194
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,205	USD	9,013	192
4/18/2018	Bank of America Merrill Lynch	60,000	BRL	18,406	USD	18,027	379
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,193	USD	9,014	179
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,127	USD	6,009	118
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,059	USD	3,005	54
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,058	USD	3,004	54
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,115	USD	6,009	106
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,057	USD	3,005	52
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,166	USD	9,014	152
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,055	USD	3,005	50
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,108	USD	6,009	99
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,108	USD	6,009	99
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,053	USD	3,004	49
4/18/2018	Bank of America Merrill Lynch	40,000	BRL	12,203	USD	12,018	185
4/18/2018	Bank of America Merrill Lynch	160,000	CAD	123,657	USD	124,145	(488)
4/18/2018	Bank of America Merrill Lynch	190,000	MXN	10,074	USD	10,380	(306)
4/18/2018	Bank of America Merrill Lynch	70,000	NZD	50,800	USD	50,496	304
4/18/2018	Bank of America Merrill Lynch	30,000	CAD	23,376	USD	23,277	99
4/18/2018	Bank of America Merrill Lynch	1,120,000	MXN	59,785	USD	61,189	(1,404)
4/18/2018	Bank of America Merrill Lynch	70,000	NZD	51,056	USD	50,496	560
4/18/2018	Bank of America Merrill Lynch	130,000	AUD	102,243	USD	99,717	2,526
4/18/2018	Bank of America Merrill Lynch	1,110,000	MXN	59,330	USD	60,643	(1,313)
4/18/2018	Bank of America Merrill Lynch	90,000	NZD	65,611	USD	64,923	688
4/18/2018	Bank of America Merrill Lynch	250,000	RUB	4,404	USD	4,339	65
4/18/2018	Bank of America Merrill Lynch	230,000	RUB	4,051	USD	3,992	59
4/18/2018	Bank of America Merrill Lynch	290,000	RUB	5,101	USD	5,033	68
4/18/2018	Bank of America Merrill Lynch	220,000	RUB	3,869	USD	3,818	51
4/18/2018	Bank of America Merrill Lynch	290,000	RUB	5,099	USD	5,033	66
4/18/2018	Bank of America Merrill Lynch	690,000	RUB	12,120	USD	11,976	144
4/18/2018	Bank of America Merrill Lynch	310,000	RUB	5,444	USD	5,380	64
4/18/2018	Bank of America Merrill Lynch	240,000	RUB	4,214	USD	4,166	48
4/18/2018	Bank of America Merrill Lynch	170,000	RUB	2,980	USD	2,951	29
4/18/2018	Bank of America Merrill Lynch	170,000	RUB	2,978	USD	2,951	27
4/18/2018	Bank of America Merrill Lynch	170,000	RUB	2,977	USD	2,951	26
4/18/2018	Bank of America Merrill Lynch	250,000	RUB	4,376	USD	4,339	37
4/18/2018	Bank of America Merrill Lynch	130,000	AUD	102,448	USD	99,717	2,731
4/18/2018	Bank of America Merrill Lynch	3,000,000	JPY	28,241	USD	28,241	—
4/18/2018	Bank of America Merrill Lynch	90,000	MXN	4,819	USD	4,917	(98)
4/18/2018	Bank of America Merrill Lynch	20,000	NZD	14,681	USD	14,427	254
4/18/2018	Bank of America Merrill Lynch	140,000	TRY	35,849	USD	35,150	699
4/18/2018	Bank of America Merrill Lynch	150,000	AUD	118,202	USD	115,059	3,143
4/18/2018	Bank of America Merrill Lynch	170,000	EUR	210,642	USD	209,343	1,299
4/18/2018	Bank of America Merrill Lynch	40,000	GBP	55,853	USD	56,155	(302)
4/18/2018	Bank of America Merrill Lynch	30,000	NZD	21,976	USD	21,641	335
4/18/2018	Bank of America Merrill Lynch	660,000	RUB	11,517	USD	11,455	62
4/18/2018	Bank of America Merrill Lynch	460,000	RUB	8,016	USD	7,984	32
4/18/2018	Bank of America Merrill Lynch	490,000	RUB	8,537	USD	8,504	33
4/18/2018	Bank of America Merrill Lynch	320,000	RUB	5,575	USD	5,554	21
4/18/2018	Bank of America Merrill Lynch	320,000	RUB	5,574	USD	5,554	20
4/18/2018	Bank of America Merrill Lynch	310,000	TRY	79,050	USD	77,832	1,218
4/18/2018	Bank of America Merrill Lynch	210,000	AUD	164,108	USD	161,082	3,026
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,038	USD	3,005	33
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,072	USD	6,009	63
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,033	USD	3,005	28
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,061	USD	6,009	52
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,061	USD	6,009	52
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,060	USD	6,009	51

4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,088	USD	9,014	74
4/18/2018	Bank of America Merrill Lynch	80,000	BRL	24,231	USD	24,036	195
4/18/2018	Bank of America Merrill Lynch	40,000	BRL	12,113	USD	12,018	95
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,054	USD	6,009	45
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,051	USD	6,009	42
4/18/2018	Bank of America Merrill Lynch	270,000	CAD	207,167	USD	209,495	(2,328)
4/18/2018	Bank of America Merrill Lynch	40,000	CHF	42,225	USD	41,832	393
4/18/2018	Bank of America Merrill Lynch	100,000	EUR	123,566	USD	123,143	423
4/18/2018	Bank of America Merrill Lynch	150,000	GBP	209,747	USD	210,581	(834)
4/18/2018	Bank of America Merrill Lynch	8,000,000	JPY	75,608	USD	75,308	300
4/18/2018	Bank of America Merrill Lynch	30,000	NZD	21,859	USD	21,641	218
4/18/2018	Bank of America Merrill Lynch	60,000	SEK	7,358	USD	7,173	185
4/18/2018	Bank of America Merrill Lynch	240,000	RUB	4,191	USD	4,166	25
4/18/2018	Bank of America Merrill Lynch	390,000	TRY	98,966	USD	97,918	1,048
4/18/2018	Bank of America Merrill Lynch	70,000	AUD	54,124	USD	53,694	430
4/18/2018	Bank of America Merrill Lynch	70,000	BRL	21,237	USD	21,032	205
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,100	USD	9,014	86
4/18/2018	Bank of America Merrill Lynch	70,000	BRL	21,229	USD	21,032	197
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,096	USD	9,013	83
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,030	USD	3,005	25
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,058	USD	6,009	49
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,083	USD	9,013	70
4/18/2018	Bank of America Merrill Lynch	320,000	CAD	244,610	USD	248,290	(3,680)
4/18/2018	Bank of America Merrill Lynch	80,000	CHF	84,167	USD	83,665	502
4/18/2018	Bank of America Merrill Lynch	70,000	EUR	86,175	USD	86,200	(25)
4/18/2018	Bank of America Merrill Lynch	130,000	GBP	181,222	USD	182,504	(1,282)
4/18/2018	Bank of America Merrill Lynch	18,000,000	JPY	170,026	USD	169,443	583
4/18/2018	Bank of America Merrill Lynch	730,000	MXN	38,832	USD	39,882	(1,050)
4/18/2018	Bank of America Merrill Lynch	40,000	NZD	28,859	USD	28,855	4
4/18/2018	Bank of America Merrill Lynch	110,000	SEK	13,467	USD	13,151	316
4/18/2018	Bank of America Merrill Lynch	590,000	TRY	149,040	USD	148,132	908
4/18/2018	Bank of America Merrill Lynch	50,000	CAD	38,304	USD	38,795	(491)
4/18/2018	Bank of America Merrill Lynch	400,000	CAD	306,309	USD	310,363	(4,054)
4/18/2018	Bank of America Merrill Lynch	3,000,000	JPY	28,398	USD	28,241	157
4/18/2018	Bank of America Merrill Lynch	230,000	MXN	12,229	USD	12,566	(337)
4/18/2018	Bank of America Merrill Lynch	60,000	SEK	7,363	USD	7,173	190
4/18/2018	Bank of America Merrill Lynch	480,000	RUB	8,269	USD	8,331	(62)
4/18/2018	Bank of America Merrill Lynch	570,000	TRY	143,469	USD	143,111	358
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,023	USD	3,005	18
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,042	USD	6,009	33
4/18/2018	Bank of America Merrill Lynch	150,000	CAD	114,807	USD	116,386	(1,579)
4/18/2018	Bank of America Merrill Lynch	20,000	NZD	14,394	USD	14,427	(33)
4/18/2018	Bank of America Merrill Lynch	370,000	TRY	93,449	USD	92,897	552
4/18/2018	Bank of America Merrill Lynch	160,000	SEK	19,504	USD	19,129	375
4/18/2018	Bank of America Merrill Lynch	150,000	TRY	37,938	USD	37,661	277
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,024	USD	3,005	19
4/18/2018	Bank of America Merrill Lynch	30,000	BRL	9,071	USD	9,014	57
4/18/2018	Bank of America Merrill Lynch	70,000	BRL	21,164	USD	21,032	132
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,045	USD	6,009	36
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,044	USD	6,009	35
4/18/2018	Bank of America Merrill Lynch	420,000	SEK	51,003	USD	50,214	789
4/18/2018	Bank of America Merrill Lynch	10,000	TRY	2,518	USD	2,511	7
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,055	USD	6,009	46
4/18/2018	Bank of America Merrill Lynch	40,000	BRL	12,098	USD	12,018	80
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,044	USD	6,009	35
4/18/2018	Bank of America Merrill Lynch	20,000	BRL	6,040	USD	6,009	31
4/18/2018	Bank of America Merrill Lynch	10,000	BRL	3,018	USD	3,005	13
4/18/2018	Bank of America Merrill Lynch	40,000	EUR	49,516	USD	49,257	259
4/18/2018	Bank of America Merrill Lynch	10,000	NZD	7,254	USD	7,214	40
4/18/2018	Bank of America Merrill Lynch	840,000	SEK	102,039	USD	100,428	1,611
4/18/2018	Bank of America Merrill Lynch	50,000	TRY	12,526	USD	12,553	(27)
4/18/2018	Bank of America Merrill Lynch	1,580,000	BRL	478,551	USD	474,712	3,839
4/18/2018	Bank of America Merrill Lynch	530,000	CHF	561,376	USD	554,279	7,097
4/18/2018	Bank of America Merrill Lynch	810,000	EUR	1,004,524	USD	997,458	7,066
4/18/2018	Bank of America Merrill Lynch	320,000	GBP	454,322	USD	449,240	5,082
4/18/2018	Bank of America Merrill Lynch	43,000,000	JPY	409,875	USD	404,781	5,094
4/18/2018	Bank of America Merrill Lynch	730,000	MXN	39,817	USD	39,882	(65)

4/18/2018	Bank of America Merrill Lynch	3,450,000	NOK	446,582	USD	439,677	6,905
4/18/2018	Bank of America Merrill Lynch	30,000	NZD	21,878	USD	21,641	237
4/18/2018	Bank of America Merrill Lynch	970,000	PLN	284,893	USD	283,264	1,629
4/18/2018	Bank of America Merrill Lynch	5,140,000	SEK	627,808	USD	614,524	13,284
4/18/2018	Bank of America Merrill Lynch	190,000	ZAR	16,234	USD	15,994	240
4/18/2018	Bank of America Merrill Lynch	460,000	RUB	8,015	USD	7,984	31
4/18/2018	Bank of America Merrill Lynch	160,000	TRY	39,929	USD	40,171	(242)
4/18/2018	Bank of America Merrill Lynch	320,000	AUD	247,950	USD	245,458	2,492
4/18/2018	Bank of America Merrill Lynch	20,000	NZD	14,565	USD	14,427	138
4/18/2018	Bank of America Merrill Lynch	30,000	ZAR	2,568	USD	2,525	43
4/18/2018	Bank of America Merrill Lynch	60,000	TRY	15,029	USD	15,064	(35)
4/18/2018	Bank of America Merrill Lynch	10,320,000	MXN	560,758	USD	563,814	(3,056)
4/18/2018	Bank of America Merrill Lynch	110,000	ZAR	9,313	USD	9,260	53
4/18/2018	Bank of America Merrill Lynch	20,000	NZD	14,435	USD	14,427	8
4/18/2018	Bank of America Merrill Lynch	240,000	ZAR	20,225	USD	20,204	21
4/18/2018	Bank of America Merrill Lynch	13,820,000	RUB	239,724	USD	239,862	(138)
4/20/2018	Bank of America Merrill Lynch	3,183,008	CAD	3,200,000	AUD	2,469,810	(7,526)
4/20/2018	Bank of America Merrill Lynch	2,775,521	NZD	2,600,000	AUD	2,002,154	(1,548)
4/20/2018	Bank of America Merrill Lynch	16,167,440	JPY	200,000	AUD	152,212	2,262
4/20/2018	Bank of America Merrill Lynch	16,249,540	JPY	200,000	AUD	152,984	389
4/20/2018	Bank of America Merrill Lynch	625,000	EUR	736,971	CHF	769,754	4,518
4/20/2018	Bank of America Merrill Lynch	2,195,467	AUD	1,375,000	EUR	1,684,051	12,307
4/20/2018	Bank of America Merrill Lynch	2,580,765	CAD	1,625,000	EUR	2,002,508	2,279
4/20/2018	Bank of America Merrill Lynch	169,116,480	JPY	1,300,000	EUR	1,592,180	11,649
4/20/2018	Bank of America Merrill Lynch	13,102,962	NOK	1,375,000	EUR	1,669,979	26,380
4/20/2018	Bank of America Merrill Lynch	2,772,454	CHF	2,375,000	EUR	2,899,929	30,145
4/20/2018	Bank of America Merrill Lynch	23,995,732	SEK	2,375,000	EUR	2,869,268	60,805
4/20/2018	Bank of America Merrill Lynch	1,045,424	GBP	1,200,000	EUR	1,467,771	12,687
4/20/2018	Bank of America Merrill Lynch	437,907	GBP	500,000	EUR	614,819	4,590
4/20/2018	Bank of America Merrill Lynch	13,039,390	JPY	100,000	EUR	122,762	1,920
4/20/2018	Bank of America Merrill Lynch	262,384,600	JPY	2,000,000	EUR	2,470,271	13,477
4/20/2018	Bank of America Merrill Lynch	613,608	GBP	700,000	EUR	861,503	4,475
4/20/2018	Bank of America Merrill Lynch	18,658,125	JPY	125,000	GBP	175,661	776
4/20/2018	Bank of America Merrill Lynch	1,832,200	AUD	1,000,000	GBP	1,405,404	6,089
4/20/2018	Bank of America Merrill Lynch	130,606,875	JPY	875,000	GBP	1,229,624	5,433
4/20/2018	Bank of America Merrill Lynch	1,200,000	EUR	1,045,530	GBP	1,477,927	(2,168)
4/20/2018	Bank of America Merrill Lynch	200,000	EUR	174,574	GBP	246,321	2,330
4/20/2018	Bank of America Merrill Lynch	18,636,563	JPY	125,000	GBP	175,458	1,504
4/20/2018	Bank of America Merrill Lynch	100,000	EUR	87,991	GBP	123,161	1,408
4/20/2018	Bank of America Merrill Lynch	1,500,000	EUR	1,314,875	GBP	1,847,409	8,441
4/20/2018	Bank of America Merrill Lynch	200,000	AUD	16,293,420	JPY	153,412	1,589
4/20/2018	Bank of America Merrill Lynch	300,000	EUR	39,026,880	JPY	369,482	1,784
4/20/2018	Bank of America Merrill Lynch	1,400,000	AUD	114,053,940	JPY	1,073,882	11,123
4/20/2018	Bank of America Merrill Lynch	1,200,000	CAD	98,286,000	JPY	931,123	3,880
4/20/2018	Bank of America Merrill Lynch	1,200,000	NZD	91,581,840	JPY	865,634	5,592
4/20/2018	Bank of America Merrill Lynch	250,000	CHF	27,858,475	JPY	261,495	3,525
4/20/2018	Bank of America Merrill Lynch	1,250,000	CHF	138,501,750	JPY	1,307,474	15,913
4/20/2018	Bank of America Merrill Lynch	250,000	GBP	36,940,625	JPY	350,999	1,969
4/20/2018	Bank of America Merrill Lynch	1,200,000	EUR	155,285,160	JPY	1,477,927	5,826
4/20/2018	Bank of America Merrill Lynch	200,000	AUD	16,161,880	JPY	153,412	1,015
4/20/2018	Bank of America Merrill Lynch	200,000	AUD	16,233,900	JPY	153,412	1,386
4/20/2018	Bank of America Merrill Lynch	400,000	NZD	30,711,600	JPY	288,545	2,264
4/20/2018	Bank of America Merrill Lynch	200,000	AUD	16,325,180	JPY	153,412	304
4/20/2018	Bank of America Merrill Lynch	100,000	EUR	13,119,010	JPY	123,161	366
4/20/2018	Bank of America Merrill Lynch	22,267,224	SEK	21,000,000	NOK	2,662,583	49,053
4/20/2018	Bank of America Merrill Lynch	5,400,000	AUD	5,731,895	NZD	4,142,115	24,632
4/20/2018	Bank of America Merrill Lynch	200,000	AUD	213,149	NZD	153,412	345
4/20/2018	Bank of America Merrill Lynch	400,000	AUD	309,125	USD	306,823	2,302
4/20/2018	Bank of America Merrill Lynch	700,000	NZD	506,776	USD	504,953	1,823
4/20/2018	Bank of America Merrill Lynch	3,966,323	TRY	1,000,000	USD	995,231	4,769
4/20/2018	Bank of America Merrill Lynch	793,265	TRY	200,000	USD	199,046	954
4/20/2018	Bank of America Merrill Lynch	700,000	CAD	541,818	USD	543,155	(1,337)
4/20/2018	Bank of America Merrill Lynch	900,000	AUD	694,180	USD	690,353	3,827
4/20/2018	Bank of America Merrill Lynch	12,500,000	JPY	119,320	USD	117,684	1,636
4/20/2018	Bank of America Merrill Lynch	3,835,288	MXN	205,695	USD	209,470	(3,775)
4/20/2018	Bank of America Merrill Lynch	62,500,000	JPY	595,792	USD	588,419	7,373
4/20/2018	Bank of America Merrill Lynch	125,000	EUR	155,373	USD	153,951	1,422

4/20/2018	Bank of America Merrill Lynch	200,000	NZD	145,775	USD	144,272	1,503
4/20/2018	Bank of America Merrill Lynch	21,664,712	MXN	1,174,325	USD	1,183,249	(8,924)
4/20/2018	Bank of America Merrill Lynch	200,000	AUD	154,519	USD	153,412	1,107
4/20/2018	Bank of America Merrill Lynch	62,500	GBP	88,324	USD	87,750	574
4/20/2018	Bank of America Merrill Lynch	400,498	TRY	100,000	USD	100,493	(493)
4/20/2018	Bank of America Merrill Lynch	1,601,990	TRY	400,000	USD	401,972	(1,972)
4/20/2018	Bank of America Merrill Lynch	100,000	NZD	72,572	USD	72,136	436
4/20/2018	Bank of America Merrill Lynch	2,500,000	MXN	136,348	USD	136,541	(193)
4/20/2018	Bank of America Merrill Lynch	1,888,625	CNH	300,000	USD	300,256	(256)
4/20/2018	Bank of America Merrill Lynch	875,000	CHF	914,872	USD	915,232	(360)
4/20/2018	Bank of America Merrill Lynch	375,000	EUR	461,941	USD	461,852	89
4/20/2018	Bank of America Merrill Lynch	398,983	TRY	100,000	USD	100,113	(113)
4/20/2018	Bank of America Merrill Lynch	9,299,581	INR	141,844	USD	142,175	(331)
4/20/2018	Bank of America Merrill Lynch	11,158,140	INR	170,212	USD	170,589	(377)
4/20/2018	Bank of America Merrill Lynch	5,764,462	INR	87,944	USD	88,129	(185)
4/20/2018	Bank of America Merrill Lynch	11,482,850	INR	175,182	USD	175,554	(372)
4/20/2018	Bank of America Merrill Lynch	11,481,197	INR	175,182	USD	175,528	(346)
4/20/2018	Bank of America Merrill Lynch	3,253,472	INR	49,636	USD	49,740	(104)
4/20/2018	Bank of America Merrill Lynch	182,005,600	INR	2,800,000	USD	2,781,517	18,483
4/20/2018	Bank of America Merrill Lynch	5,199,018	KRW	4,884	USD	4,883	1
5/16/2018	Bank of America Merrill Lynch	10,000	CHF	10,637	USD	10,482	155
5/16/2018	Bank of America Merrill Lynch	50,000	BRL	14,965	USD	14,985	(20)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,983	USD	5,994	(11)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,974	USD	8,991	(17)
5/16/2018	Bank of America Merrill Lynch	10,000	BRL	2,991	USD	2,997	(6)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,980	USD	5,994	(14)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,979	USD	5,994	(15)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,968	USD	8,991	(23)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,975	USD	5,994	(19)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,973	USD	5,994	(21)
5/16/2018	Bank of America Merrill Lynch	10,000	CHF	10,590	USD	10,482	108
5/16/2018	Bank of America Merrill Lynch	510,000	TRY	125,995	USD	126,960	(965)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,990	USD	5,994	(4)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,988	USD	5,994	(6)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,985	USD	5,994	(9)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,982	USD	5,994	(12)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,970	USD	8,991	(21)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,962	USD	8,991	(29)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,959	USD	8,991	(32)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,955	USD	8,991	(36)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,954	USD	8,991	(37)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,969	USD	5,994	(25)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,953	USD	8,991	(38)
5/16/2018	Bank of America Merrill Lynch	40,000	BRL	11,935	USD	11,988	(53)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,951	USD	8,991	(40)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,950	USD	8,991	(41)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,950	USD	8,991	(41)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,949	USD	8,991	(42)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,946	USD	8,991	(45)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,945	USD	8,991	(46)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,944	USD	8,991	(47)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,941	USD	8,991	(50)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,941	USD	8,991	(50)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,939	USD	8,991	(52)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,939	USD	8,991	(52)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,937	USD	8,991	(54)
5/16/2018	Bank of America Merrill Lynch	70,000	BRL	20,852	USD	20,979	(127)
5/16/2018	Bank of America Merrill Lynch	20,000	EUR	24,777	USD	24,679	98
5/16/2018	Bank of America Merrill Lynch	330,000	NOK	42,203	USD	42,092	111
5/16/2018	Bank of America Merrill Lynch	970,000	SEK	117,001	USD	116,206	795
5/16/2018	Bank of America Merrill Lynch	360,000	TRY	88,661	USD	89,619	(958)
5/16/2018	Bank of America Merrill Lynch	20,000	AUD	15,341	USD	15,342	(1)
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	6,003	USD	5,994	9
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	6,002	USD	5,994	8
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	9,001	USD	8,991	10
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,996	USD	5,994	2
5/16/2018	Bank of America Merrill Lynch	70,000	BRL	20,985	USD	20,979	6

5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,993	USD	8,991	2
5/16/2018	Bank of America Merrill Lynch	20,000	BRL	5,993	USD	5,994	(1)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,985	USD	8,991	(6)
5/16/2018	Bank of America Merrill Lynch	30,000	BRL	8,984	USD	8,991	(7)
5/16/2018	Bank of America Merrill Lynch	290,000	NOK	36,962	USD	36,990	(28)
5/16/2018	Bank of America Merrill Lynch	4,140,000	SEK	496,600	USD	495,972	628
5/16/2018	Bank of America Merrill Lynch	350,000	TRY	87,117	USD	87,129	(12)
6/20/2018	Bank of America Merrill Lynch	98,312	RUB	1,707	USD	1,694	13
6/20/2018	Bank of America Merrill Lynch	10,927	SGD	8,330	USD	8,349	(19)
6/20/2018	Bank of America Merrill Lynch	420,755	TWD	14,516	USD	14,516	—
6/20/2018	Bank of America Merrill Lynch	14,058,023	KRW	13,189	USD	13,227	(38)
6/20/2018	Bank of America Merrill Lynch	342,830	INR	5,212	USD	5,205	7
6/20/2018	Bank of America Merrill Lynch	1,070,350,700	KRW	1,000,234	USD	1,007,076	(6,842)
6/20/2018	Bank of America Merrill Lynch	32,000	EUR	39,994	USD	39,598	396
6/20/2018	Bank of America Merrill Lynch	232,228	SGD	176,886	USD	177,440	(554)
6/20/2018	Bank of America Merrill Lynch	29,166	SEK	3,558	USD	3,504	54
6/20/2018	Bank of America Merrill Lynch	16,945	ILS	4,924	USD	4,851	73
6/20/2018	Bank of America Merrill Lynch	636,096	HUF	2,539	USD	2,519	20
6/20/2018	Bank of America Merrill Lynch	96,077	CZK	4,700	USD	4,676	24
6/20/2018	Bank of America Merrill Lynch	2,161,594	CLP	3,573	USD	3,583	(10)
6/20/2018	Bank of America Merrill Lynch	3,558,383	HKD	455,040	USD	454,619	421
6/20/2018	Bank of America Merrill Lynch	1,373,534	PHP	26,089	USD	26,216	(127)
6/20/2018	Bank of America Merrill Lynch	14,107,808	PHP	268,347	USD	269,274	(927)
6/20/2018	Bank of America Merrill Lynch	21,135	CAD	16,440	USD	16,419	21
6/20/2018	Bank of America Merrill Lynch	27,602,543	JPY	260,325	USD	260,968	(643)
6/20/2018	Bank of America Merrill Lynch	6,449	RUB	112	USD	111	1
6/20/2018	Bank of America Merrill Lynch	1,186	PLN	348	USD	347	1
6/20/2018	Bank of America Merrill Lynch	1,280,712	PHP	24,356	USD	24,445	(89)
6/20/2018	Bank of America Merrill Lynch	54,986	TWD	1,895	USD	1,897	(2)
6/20/2018	Bank of America Merrill Lynch	3,492,240	KRW	3,287	USD	3,286	1
6/20/2018	Bank of America Merrill Lynch	53,710	CAD	42,000	USD	41,724	276
6/20/2018	Bank of America Merrill Lynch	369,157	TWD	12,721	USD	12,736	(15)
6/20/2018	Bank of America Merrill Lynch	9,631	SGD	7,350	USD	7,359	(9)
6/20/2018	Bank of America Merrill Lynch	1,137,290	PHP	21,633	USD	21,707	(74)
6/20/2018	Bank of America Merrill Lynch	969,332	INR	14,740	USD	14,718	22
6/20/2018	Bank of America Merrill Lynch	8,731,417	KRW	8,210	USD	8,215	(5)
6/20/2018	Bank of America Merrill Lynch	197,473	RUB	3,435	USD	3,403	32
6/20/2018	Bank of America Merrill Lynch	26,814	SEK	3,283	USD	3,222	61
6/20/2018	Bank of America Merrill Lynch	8,751	ZAR	729	USD	730	(1)
6/20/2018	Bank of America Merrill Lynch	13,728	ILS	4,007	USD	3,930	77
6/20/2018	Bank of America Merrill Lynch	112,731	CZK	5,502	USD	5,486	16
6/20/2018	Bank of America Merrill Lynch	881,995	HUF	3,519	USD	3,493	26
6/20/2018	Bank of America Merrill Lynch	19,634	PLN	5,775	USD	5,741	34
6/20/2018	Bank of America Merrill Lynch	2,904,241	CLP	4,816	USD	4,814	2
6/20/2018	Bank of America Merrill Lynch	1,142,132	PHP	21,728	USD	21,800	(72)
6/20/2018	Bank of America Merrill Lynch	397,951	INR	6,050	USD	6,042	8
6/20/2018	Bank of America Merrill Lynch	1,407	SGD	1,076	USD	1,075	1
6/20/2018	Bank of America Merrill Lynch	159,900	TWD	5,512	USD	5,516	(4)
6/20/2018	Bank of America Merrill Lynch	4,671,138	KRW	4,402	USD	4,395	7
6/20/2018	Bank of America Merrill Lynch	1,928	ILS	566	USD	552	14
6/20/2018	Bank of America Merrill Lynch	1,702	SEK	209	USD	204	5
6/20/2018	Bank of America Merrill Lynch	31,421	CZK	1,538	USD	1,529	9
6/20/2018	Bank of America Merrill Lynch	250	PLN	74	USD	73	1
6/20/2018	Bank of America Merrill Lynch	43,369	CLP	72	USD	72	—
6/20/2018	Bank of America Merrill Lynch	977,576	PHP	18,601	USD	18,659	(58)
6/20/2018	Bank of America Merrill Lynch	4,079,936	KRW	3,839	USD	3,839	—
6/20/2018	Bank of America Merrill Lynch	3,922	SGD	2,999	USD	2,997	2
6/20/2018	Bank of America Merrill Lynch	283,128	TWD	9,771	USD	9,768	3
6/20/2018	Bank of America Merrill Lynch	845	TRY	211	USD	208	3
6/20/2018	Bank of America Merrill Lynch	23,584	SEK	2,909	USD	2,833	76
6/20/2018	Bank of America Merrill Lynch	6,173	ILS	1,807	USD	1,767	40
6/20/2018	Bank of America Merrill Lynch	176,760	RUB	3,062	USD	3,046	16
6/20/2018	Bank of America Merrill Lynch	7,926	PLN	2,325	USD	2,318	7
6/20/2018	Bank of America Merrill Lynch	58,595	CZK	2,859	USD	2,852	7
6/20/2018	Bank of America Merrill Lynch	1,072,546	PHP	20,424	USD	20,472	(48)
6/20/2018	Bank of America Merrill Lynch	201,723	TWD	7,005	USD	6,959	46
6/20/2018	Bank of America Merrill Lynch	795,818	PHP	15,170	USD	15,190	(20)

6/20/2018	Bank of America Merrill Lynch	241,817	TWD	8,372	USD	8,342	30
6/20/2018	Bank of America Merrill Lynch	3,993,994	JPY	38,000	USD	37,761	239
6/20/2018	Bank of America Merrill Lynch	3,995	SEK	490	USD	480	10
6/20/2018	Bank of America Merrill Lynch	2,750	ILS	797	USD	787	10
6/20/2018	Bank of America Merrill Lynch	100,642	RUB	1,721	USD	1,734	(13)
6/20/2018	Bank of America Merrill Lynch	1,681	PLN	492	USD	491	1
6/20/2018	Bank of America Merrill Lynch	51,963	CZK	2,529	USD	2,529	—
6/20/2018	Bank of America Merrill Lynch	374,700	CLP	614	USD	621	(7)
6/20/2018	Bank of America Merrill Lynch	869,720	PHP	16,562	USD	16,600	(38)
6/20/2018	Bank of America Merrill Lynch	244,359	TWD	8,474	USD	8,430	44
6/20/2018	Bank of America Merrill Lynch	1,636	SGD	1,246	USD	1,250	(4)
6/20/2018	Bank of America Merrill Lynch	340	TRY	84	USD	84	—
6/20/2018	Bank of America Merrill Lynch	2,624	SEK	323	USD	315	8
6/20/2018	Bank of America Merrill Lynch	110,065	RUB	1,886	USD	1,897	(11)
6/20/2018	Bank of America Merrill Lynch	13,531	CZK	657	USD	659	(2)
6/20/2018	Bank of America Merrill Lynch	878,993	PHP	16,744	USD	16,777	(33)
6/20/2018	Bank of America Merrill Lynch	132,395	TWD	4,581	USD	4,567	14
6/20/2018	Bank of America Merrill Lynch	53,000	EUR	65,488	USD	65,584	(96)
6/20/2018	Bank of America Merrill Lynch	14,576	SGD	11,117	USD	11,137	(20)
6/20/2018	Bank of America Merrill Lynch	999,672	PHP	18,963	USD	19,081	(118)
6/20/2018	Bank of America Merrill Lynch	461,191	INR	7,001	USD	7,002	(1)
6/20/2018	Bank of America Merrill Lynch	25,738,706	KRW	24,083	USD	24,217	(134)
6/20/2018	Bank of America Merrill Lynch	516,073	TWD	17,859	USD	17,804	55
6/20/2018	Bank of America Merrill Lynch	64,110	CAD	50,000	USD	49,804	196
6/20/2018	Bank of America Merrill Lynch	32,000	GBP	45,506	USD	45,046	460
6/20/2018	Bank of America Merrill Lynch	41,572	ILS	12,004	USD	11,900	104
6/20/2018	Bank of America Merrill Lynch	587,916	RUB	10,228	USD	10,132	96
6/20/2018	Bank of America Merrill Lynch	6,181	TRY	1,539	USD	1,523	16
6/20/2018	Bank of America Merrill Lynch	49,521	SEK	6,077	USD	5,950	127
6/20/2018	Bank of America Merrill Lynch	20,765	ZAR	1,740	USD	1,733	7
6/20/2018	Bank of America Merrill Lynch	194,928	CZK	9,499	USD	9,487	12
6/20/2018	Bank of America Merrill Lynch	33,668	PLN	9,847	USD	9,845	2
6/20/2018	Bank of America Merrill Lynch	1,958,565	CLP	3,220	USD	3,246	(26)
6/20/2018	Bank of America Merrill Lynch	599,720	TWD	20,737	USD	20,690	47
6/20/2018	Bank of America Merrill Lynch	1,250,976	PHP	23,673	USD	23,877	(204)
6/20/2018	Bank of America Merrill Lynch	24,943	SGD	18,988	USD	19,058	(70)
6/20/2018	Bank of America Merrill Lynch	1,889,178	INR	28,673	USD	28,684	(11)
6/20/2018	Bank of America Merrill Lynch	34,000	EUR	42,178	USD	42,073	105
6/20/2018	Bank of America Merrill Lynch	50,358	ILS	14,482	USD	14,415	67
6/20/2018	Bank of America Merrill Lynch	57,208	SEK	6,958	USD	6,873	85
6/20/2018	Bank of America Merrill Lynch	14,191	TRY	3,485	USD	3,497	(12)
6/20/2018	Bank of America Merrill Lynch	541,693	RUB	9,369	USD	9,335	34
6/20/2018	Bank of America Merrill Lynch	34,566	PLN	10,107	USD	10,107	—
6/20/2018	Bank of America Merrill Lynch	234,852	CZK	11,449	USD	11,430	19
6/20/2018	Bank of America Merrill Lynch	5,919,777	CLP	9,724	USD	9,812	(88)
6/20/2018	Bank of America Merrill Lynch	1,436,927	PHP	27,246	USD	27,426	(180)
6/20/2018	Bank of America Merrill Lynch	5,124	TRY	1,252	USD	1,262	(10)
6/20/2018	Bank of America Merrill Lynch	2,548,330	KRW	2,388	USD	2,398	(10)
6/20/2018	Bank of America Merrill Lynch	34,742	TWD	1,207	USD	1,199	8
6/20/2018	Bank of America Merrill Lynch	1,388,745	PHP	26,405	USD	26,507	(102)
6/20/2018	Bank of America Merrill Lynch	93,171	TRY	22,827	USD	22,957	(130)
6/20/2018	Bank of America Merrill Lynch	1,426,404	PHP	27,027	USD	27,226	(199)
6/20/2018	Bank of America Merrill Lynch	98,748	TRY	24,076	USD	24,331	(255)
8/6/2018	Bank of America Merrill Lynch	2,800,197	BRL	842,469	USD	832,901	9,568
8/6/2018	Bank of America Merrill Lynch	143,317	TRY	34,929	USD	34,813	116
8/6/2018	Bank of America Merrill Lynch	140,659	TRY	34,713	USD	34,168	545
8/6/2018	Bank of America Merrill Lynch	80,211	BRL	24,132	USD	23,858	274
8/6/2018	Bank of America Merrill Lynch	51,733	BRL	15,565	USD	15,388	177
8/6/2018	Bank of America Merrill Lynch	51,352	BRL	15,450	USD	15,274	176
8/6/2018	Bank of America Merrill Lynch	42,772	BRL	12,868	USD	12,722	146
8/6/2018	Bank of America Merrill Lynch	40,112	BRL	12,045	USD	11,931	114
8/6/2018	Bank of America Merrill Lynch	34,056	BRL	10,246	USD	10,130	116
8/6/2018	Bank of America Merrill Lynch	33,746	BRL	10,153	USD	10,038	115
8/6/2018	Bank of America Merrill Lynch	52,486	SEK	6,318	USD	6,330	(12)
8/6/2018	Bank of America Merrill Lynch	35,000	EUR	43,345	USD	43,475	(130)
							$439,423
Net unrealized depreciation on forward foreign currency contracts							$(121,234)

Altegris Funds
CONSOLIDATED PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Futures Evolution

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$266,709	$—	$—	$266,709
Bonds & Notes	—	453,531,924	—	453,531,924
Options	—	157,247,324	—	157,247,324
U.S. Treasury Bills	—	14,768,105	—	14,768,105
Total Investments	$266,709	$625,547,353	$—	$625,814,062

GSA Trend

Assets	Level 1	Level 2	Level 3	Total
Investments
U.S. Government Treasury Bills	$—	$28,761,566	$—	$28,761,566
Total Investments	$—	$28,761,566	$—	$28,761,566
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Futures Contracts	$20,334	$—	$—	$20,334
Forward foreign currency contracts	—	111,615	—	111,615
Total Liabilities	$20,334	$111,615	$—	$131,949

Managed Futures

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$9,176,691	$—	$—	$9,176,691
U.S. Government Treasury Bills	—	18,634,872	—	18,634,872
Derivatives
Futures Contracts	548,239	—	—	548,239
Forward foreign currency contracts	—	—	—	—
Total Investments	$9,724,930	$18,634,872	$—	$28,359,802
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Forward foreign currency contracts	$—	$121,234	$—	$121,234
Total Liabilities	$—	$121,234	$—	$121,234

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”), and GSA Trends with AGSAT Fund Limited (“AGSAT”) include the accounts of AGSAT and AMFS, collectively the “CFCs”, as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

The CFCs invest in the global derivatives markets through the use of unaffiliated trading companies. The unaffiliated trading companies are incorporated as exempted companies under the Companies Law of the Cayman Islands on September 8, 2011. The unaffiliated trading companies use one or more “managed futures” programs in one or more private investment vehicles or commodity pools advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. The investments in the unaffiliated trading companies are as follows:

CFC	Unaffiliated Trading Company
AGSAT	GSA Trend Strategy Fund Limited (“AGSATL”)
AMFS	Alternative Strategies Limited (“ASL”)

Altegris Advisors, L.L.C. (the “Advisor”) fair values AGSAT, and AMFS investments daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisors fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at March 31, 2018, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

A summary of the Fund’s investment in the CFCs are as follows:

	Inception Date of	AMFS Net Assets
	AMFS	at March 31, 2018	3/31/2018
AMFS	September 1, 2010	$5,347,067	4.77%

	Inception Date of	AGSAT Net Assets
	AGSAT	at March 31, 2018	3/31/2018
AGSAT	December 31, 2016	$4,129,882	9.16%

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity risk and currency risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a Funds volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Funds invest in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays Product or other Counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each fund as of March 31, 2018:

Managed Futures Strategy Fund
		Net Unrealized
		Appreciation/
Contract Type	Primary Risk Exposure	(Depreciation)
Futures Contracts	Currency	$57,454
Futures Contracts	Commodity	625,935
Futures Contracts	Equity	(474,781)
Futures Contracts	Interest Rate	339,631
		$548,239

Forward Currency Contracts	Currency	$(121,234)

GSA Trend Strategy Fund
		Net Unrealized
		Appreciation/
Contract Type	Primary Risk Exposure	(Depreciation)
Futures Contracts	Currency	$(250,533)
Futures Contracts	Commodity	547,103
Futures Contracts	Equity	(305,290)
Futures Contracts	Interest Rate	(11,614)
		$(20,334)

Forward Currency Contracts	Currency	$(111,615)

The notional value of the derivative instruments outstanding as of March 31, 2018 as disclosed in the Consolidated Portfolios of Investments and the amounts of unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Funds.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2018, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Futures Evolution	$635,159,106	$7,473,638	$(16,818,682)	$(9,345,044)
GSA Trend	28,762,114	—	(548)	(548)
Managed Futures	28,435,601	64,837	(688,875)	(624,038)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 5/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 5/29/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 5/29/2018